UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-08200

                                                     Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

                                                     Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

                                 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (713) 661-3500

Date of fiscal year end:    June 30

Date of reporting period:  March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.08%
Airlines - 9.70%
Alaska Air Group, Inc.	40,200	$2,660,436
Delta Air Lines, Inc.	101,300	4,554,448
Hawaiian Holdings, Inc.*+	192,100	4,231,002
Southwest Airlines Co.	151,300	6,702,590
United Continental Holdings, Inc.*	108,200	7,276,450

		25,424,926

Auto Components - 3.80%
Delphi Automotive PLC	40,100	3,197,574
Lear Corp.	24,200	2,681,844
Magna International, Inc.	50,800	2,725,928
Modine Manufacturing Co.*	100,200	1,349,694

		9,955,040

Automobiles - 0.97%
Tata Motors, Ltd., ADR	56,400	2,541,384

Beverages - 1.25%
Constellation Brands, Inc., Class A*	28,100	3,265,501

Biotechnology - 2.01%
BioMarin Pharmaceutical, Inc.*	21,700	2,704,254
Gilead Sciences, Inc.*	26,000	2,551,380

		5,255,634

Capital Markets - 2.09%
Affiliated Managers Group, Inc.*	13,000	2,792,140
Morgan Stanley	75,500	2,694,595

		5,486,735

Chemicals - 2.95%
Celanese Corp., Class A	43,000	2,401,980
Dow Chemical Co. (The)	53,000	2,542,940
LyondellBasell Industries NV, Class A	15,500	1,360,900
Stepan Co.	34,000	1,416,440

		7,722,260

Commercial Banks - 1.77%
CIT Group, Inc.	54,200	2,445,504
Royal Bank of Canada+	36,200	2,185,032

		4,630,536

Commercial Services & Supplies - 3.01%
ACCO Brands Corp.*	296,800	2,466,408
Multi-Color Corp.	38,500	2,669,205

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
Waste Management, Inc.	50,600	$2,744,038

		7,879,651

Computers & Peripherals - 4.79%
Apple, Inc.	33,600	4,180,848
Hewlett-Packard Co.	38,700	1,205,892
Seagate Technology PLC	38,500	2,003,155
Super Micro Computer, Inc.*	103,300	3,430,593
Western Digital Corp.	19,100	1,738,291

		12,558,779

Consumer Finance - 2.06%
Capital One Financial Corp.	31,500	2,482,830
Navient Corp.	96,000	1,951,680
World Acceptance Corp.*+	13,100	955,252

		5,389,762

Containers & Packaging - 1.13%
Crown Holdings, Inc.*	54,800	2,960,296

Distributors - 0.96%
Core-Mark Holding Co., Inc.	39,300	2,527,776

Diversified Financial Services - 1.22%
Voya Financial, Inc.	73,900	3,185,829

Diversified Telecommunication Services - 1.01%
Verizon Communications, Inc.	54,500	2,650,335

Electronic Equipment, Instruments & Components - 0.51%
TTM Technologies, Inc.*	147,300	1,327,173

Energy Equipment & Services - 2.25%
Halliburton Co.	40,700	1,785,916
Matrix Service Co.*	56,000	983,360
Noble Corp. PLC+	78,500	1,120,980
Seadrill, Ltd.+	213,500	1,996,225

		5,886,481

Food & Staples Retailing - 5.21%
Ingles Markets, Inc., Class A	40,500	2,003,940
Kroger Co. (The)	69,300	5,312,538
Rite Aid Corp.*	730,100	6,344,569

		13,661,047

Food Products - 0.71%
Pilgrim’s Pride Corp.+	82,400	1,861,416

Gas Utilities - 0.75%
ONEOK, Inc.	40,500	1,953,720

www.bridgeway.com	1

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies - 2.58%
C.R. Bard, Inc.	17,000	$2,844,950
Edwards Lifesciences Corp.*	27,500	3,917,650

		6,762,600

Health Care Providers & Services - 3.75%
Cigna Corp.	24,300	3,145,392
HCA Holdings, Inc.*	40,100	3,016,723
Triple-S Management Corp., Class B*	44,300	880,684
Universal Health Services, Inc., Class B	23,600	2,777,956

		9,820,755

Hotels, Restaurants & Leisure - 3.05%
BJ’s Restaurants, Inc.*	54,100	2,729,345
Las Vegas Sands Corp.	50,000	2,752,000
Penn National Gaming, Inc.*	160,000	2,505,600

		7,986,945

Household Durables - 1.09%
Jarden Corp.*	54,000	2,856,600

Insurance - 3.86%
Aflac, Inc.	43,000	2,752,430
Allstate Corp. (The)	35,000	2,490,950
Employers Holdings, Inc.	63,800	1,721,962
Genworth Financial, Inc., Class A*	143,600	1,049,716
Infinity Property & Casualty Corp.	5,260	431,583
Maiden Holdings, Ltd.	113,200	1,678,756

		10,125,397

Internet & Catalog Retail - 0.50%
1-800-Flowers.com, Inc., Class A*	111,300	1,316,679

IT Services - 1.10%
Computer Sciences Corp.	44,300	2,891,904

Machinery - 2.64%
Briggs & Stratton Corp.	121,000	2,485,340
Greenbrier Companies., Inc. (The)+	39,500	2,291,000
Trinity Industries, Inc.+	60,000	2,130,600

		6,906,940

Marine - 1.61%
DryShips, Inc.*	1,289,200	979,792
Matson, Inc.	76,800	3,237,888

		4,217,680

Industry Company	Shares	Value

Metals & Mining - 1.97%
Alcoa, Inc.	161,800	$2,090,456
Century Aluminum Co.*	116,900	1,613,220
United States Steel Corp.+	59,400	1,449,360

		5,153,036

Multiline Retail - 1.01%
Burlington Stores, Inc.*	44,500	2,644,190

Multi-Utilities - 1.05%
Consolidated Edison, Inc.	45,200	2,757,200

Oil, Gas & Consumable Fuels - 7.14%
Encana Corp.	195,000	2,174,250
Green Plains, Inc.	87,900	2,509,545
Hess Corp.	38,900	2,640,143
Marathon Petroleum Corp.	29,000	2,969,310
SandRidge Energy, Inc.*+	886,100	1,577,258
Tesoro Corp.	35,900	3,277,311
Valero Energy Corp.	55,900	3,556,358

		18,704,175

Pharmaceuticals - 3.34%
Actavis PLC*	20,300	6,041,686
Perrigo Co. PLC	16,400	2,715,020

		8,756,706

Real Estate Investment Trusts (REITs) - 1.11%
FelCor Lodging Trust, Inc.	253,600	2,913,864

Road & Rail - 1.01%
Avis Budget Group, Inc.*	45,000	2,655,675

Semiconductors & Semiconductor Equipment - 3.83%
Lam Research Corp.	9,673	679,383
Micron Technology, Inc.*	162,400	4,405,912
Skyworks Solutions, Inc.	50,400	4,953,816

		10,039,111

Software - 2.11%
Red Hat, Inc.*+	38,400	2,908,800
ServiceNow, Inc.*	33,200	2,615,496

		5,524,296

Specialty Retail - 4.71%
CarMax, Inc.*	46,900	3,236,569
Gap, Inc. (The)	62,800	2,721,124
Murphy USA, Inc.*	38,600	2,793,482
Select Comfort Corp.*	104,000	3,584,880

		12,336,055

2	Quarterly Report | March 31, 2015 (Unaudited)

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods - 1.32%
Skechers U.S.A., Inc., Class A*		48,200	$3,466,062

Trading Companies & Distributors - 2.15%
Rush Enterprises, Inc., Class A*		75,700	2,071,152
United Rentals, Inc.*		38,700	3,527,892
Veritiv Corp.*		992	43,777

			5,642,821

TOTAL COMMON STOCKS - 99.08%			259,602,972

(Cost $221,565,035)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.15%
Dreyfus Cash Management Fund	0.03%	400,613	400,613

TOTAL MONEY MARKET FUND - 0.15%			400,613

(Cost $400,613)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.23%
Dreyfus Cash Management Fund**	0.03%	16,312,928	16,312,928

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.23%			16,312,928

(Cost $16,312,928)

Value

TOTAL INVESTMENTS - 105.46%	$276,316,513

(Cost $238,278,576)
Liabilities in Excess of Other Assets - (5.46%)	(14,312,999)

NET ASSETS - 100.00%	$262,003,514

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2015.
^	Rate disclosed as of March 31, 2015.
+	This security or a portion of the security is out on loan as of March 31, 2015. Total loaned securities had a value of $15,584,662 as of March 31, 2015.

ADR - American Depositary Receipt

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$259,602,972	$—	$ —	$259,602,972
Money Market Fund	—	400,613	—	400,613
Investments Purchased with Cash Proceeds from Securities Lending	—	16,312,928	—	16,312,928

TOTAL	$259,602,972	$16,713,541	$ —	$276,316,513

See Notes to Schedule of Investments.

www.bridgeway.com	3

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.46%
Aerospace & Defense - 1.26%
Ducommun, Inc.*	52,500	$1,359,750
LMI Aerospace, Inc.*	32,600	398,046

		1,757,796

Air Freight & Logistics - 0.82%
Air T, Inc.*	20,400	501,636
Radiant Logistics, Inc.*	122,900	636,622

		1,138,258

Auto Components - 2.01%
China XD Plastics Co., Ltd.*+	69,700	338,045
Jason Industries, Inc.*	80,000	566,400
Spartan Motors, Inc.	56,200	272,570
Strattec Security Corp.	22,000	1,624,480

		2,801,495

Beverages - 0.70%
MGP Ingredients, Inc.	72,000	969,120

Biotechnology - 1.12%
Biota Pharmaceuticals, Inc.*	65,000	149,500
OncoGenex Pharmaceutical, Inc.*+	215,500	463,325
OXiGENE, Inc.*+	303,000	442,380
Targacept, Inc.*	170,000	504,900

		1,560,105

Capital Markets - 0.92%
Capitala Finance Corp.+	46,400	870,464
JMP Group LLC	24,300	203,634
Pzena Investment Management, Inc., Class A	22,000	201,740

		1,275,838

Chemicals - 1.17%
Chase Corp.	17,400	760,902
China Green Agriculture, Inc.+	158,500	278,960
Core Molding Technologies, Inc.*	8,800	150,920
Gulf Resources, Inc.*+	259,000	429,940

		1,620,722

Commercial Banks - 3.57%
Century Bancorp, Inc., Class A	3,600	142,920
Citizens & Northern Corp.	26,500	534,770
CU Bancorp*	14,600	332,150

Industry Company	Shares	Value

Commercial Banks (continued)
Farmers Capital Bank Corp.*+	42,800	$995,100
First Bancorp, Inc.	15,500	270,475
Heritage Commerce Corp.	26,950	246,054
Heritage Oaks Bancorp	38,800	322,428
Independent Bank Corp., MI	112,400	1,442,092
Monarch Financial Holdings, Inc.	11,300	141,363
Pacific Mercantile Bancorp*	40,000	289,600
Royal Bancshares of Pennsylvania, Inc., Class A*	67,100	114,070
Unity Bancorp, Inc.+	15,000	136,200

		4,967,222

Commercial Services & Supplies - 1.48%
ARC Document Solutions, Inc.*	166,600	1,537,718
Courier Corp.	16,000	391,680
Versar, Inc.*	40,400	126,452

		2,055,850

Communications Equipment - 2.32%
EMCORE Corp.*	281,900	1,533,536
Infosonics Corp.*+	217,500	489,375
Tessco Technologies, Inc.	49,100	1,210,806

		3,233,717

Computers & Peripherals - 4.35%
Concurrent Computer Corp.	75,700	479,181
Dot Hill Systems Corp.*	400,000	2,120,000
Hutchinson Technology, Inc.*+	157,500	420,525
Novatel Wireless, Inc.*	579,000	2,790,780
Smart Technologies, Inc., Class A*	194,300	237,046

		6,047,532

Construction & Engineering - 1.17%
Goldfield Corp. (The)*+	120,000	232,800
Willdan Group, Inc.*	87,800	1,390,752

		1,623,552

Consumer Finance - 0.82%
Consumer Portfolio Services, Inc.*	162,600	1,136,574

Distributors - 0.47%
AMCON Distributing Co.	2,700	210,600

4	Quarterly Report | March 31, 2015 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Distributors (continued)
VOXX International Corp.*	48,900	$447,924

		658,524

Diversified Consumer Services - 0.96%
ITT Educational Services, Inc.*+	182,700	1,240,533
Lincoln Educational Services Corp.	42,700	97,356

		1,337,889

Diversified Financial Services - 0.30%
Resource America, Inc., Class A	46,300	421,330

Diversified Telecommunication Services - 0.44%
Alaska Communications Systems Group, Inc.*	368,213	618,598

Electrical Equipment - 3.67%
Allied Motion Technologies, Inc.	110,000	3,650,900
Highpower International, Inc.*+	183,200	738,296
Magnetek, Inc.*	18,500	712,620

		5,101,816

Electronic Equipment, Instruments & Components - 3.47%
Agilysys, Inc.*	41,800	411,312
IntriCon Corp.*	21,500	174,795
Nam Tai Property, Inc.+	113,100	449,007
Nortech Systems, Inc.*+	28,000	138,040
PCM, Inc.*	33,700	314,758
Perceptron, Inc.	111,700	1,509,067
Planar Systems, Inc.*	183,900	1,156,731
Wayside Technology Group, Inc.	38,200	673,084

		4,826,794

Energy Equipment & Services - 3.08%
Key Energy Services, Inc.*	743,400	1,352,988
North American Energy Partners, Inc.	73,900	215,049
Paragon Offshore PLC+	648,700	843,310
Pioneer Energy Services Corp.*	100,500	544,710
Seventy Seven Energy, Inc.*+	322,100	1,336,715

		4,292,772

Food & Staples Retailing - 1.66%
Roundy’s, Inc.*+	473,600	2,315,904

Industry Company	Shares	Value

Health Care Equipment & Supplies - 0.94%
Dehaier Medical Systems, Ltd.*+	125,000	$387,500
Delcath Systems, Inc.*	123,400	118,476
RTI Surgical, Inc.*	161,000	795,340

		1,301,316

Health Care Providers & Services - 4.93%
Addus HomeCare Corp.*	12,200	280,844
Alliance HealthCare Services, Inc.*	11,801	261,746
Almost Family, Inc.*	41,600	1,859,936
Chembio Diagnostics, Inc.*+	107,500	425,700
Diversicare Healthcare Services, Inc.	20,476	282,569
Five Star Quality Care, Inc.*	195,700	868,908
InfuSystems Holdings, Inc.*	50,000	135,500
RadNet, Inc.*	326,400	2,741,760

		6,856,963

Hotels, Restaurants & Leisure - 3.66%
Frisch’s Restaurants, Inc.+	5,900	160,185
Ignite Restaurant Group, Inc.*	82,300	399,155
Isle of Capri Casinos, Inc.*	220,700	3,100,835
Red Lion Hotels Corp.*	31,600	210,772
Town Sports International Holdings, Inc.	180,000	1,225,800

		5,096,747

Household Durables - 4.25%
Bassett Furniture Industries, Inc.	41,000	1,169,320
CSS Industries, Inc.	19,200	578,880
EveryWare Global, Inc.*+	153,000	183,600
Hooker Furniture Corp.	45,200	861,060
Skullcandy, Inc.*	213,000	2,406,900
ZAGG, Inc.*	82,800	717,876

		5,917,636

Independent Power Producers & Energy Traders - 1.30%
Atlantic Power Corp.*+	645,300	1,813,293

Insurance - 6.86%
CNinsure, Inc. - ADR*	162,800	1,404,964
Federated National Holding Co.	85,500	2,616,300
Hallmark Financial Services, Inc.*	99,500	1,054,700
Kingstone Cos., Inc.+	17,400	131,022

www.bridgeway.com	5

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Insurance (continued)
Kingsway Financial Services, Inc.*	22,000	$126,500
United Insurance Holdings Corp.	187,000	4,207,500

		9,540,986

Internet Software & Services - 4.32%
Autobytel, Inc.*	115,400	1,704,458
BroadVision, Inc.*+	72,749	439,404
Inuvo, Inc.*+	105,000	217,350
TheStreet, Inc.	113,700	204,660
Tucows, Inc., Class A*+	47,000	893,000
United Online, Inc.*	160,000	2,548,800

		6,007,672

IT Services - 3.11%
CSP, Inc.	16,800	113,904
Edgewater Technology, Inc.*	38,300	261,972
Hackett Group, Inc. (The)	51,400	459,516
Mattersight Corp.*	74,600	462,520
NCI, Inc., Class A	85,000	851,700
Newtek Business Services Corp.	61,800	1,021,554
PFSweb, Inc.*+	63,500	697,865
StarTek, Inc.*+	62,100	462,645

		4,331,676

Leisure Equipment & Products - 0.88%
Escalade, Inc.	46,800	813,384
Summer Infant, Inc.*+	152,000	410,400

		1,223,784

Machinery - 3.66%
Accuride Corp.*	304,300	1,418,038
Eastern Co. (The)	8,700	174,522
Hurco Companies, Inc.	29,200	961,556
L.S. Starrett Co., Class A (The)	18,200	345,800
Miller Industries, Inc.+	32,700	801,150
Twin Disc, Inc.	38,800	685,596
Xerium Technologies, Inc.*	43,800	710,436

		5,097,098

Marine - 0.18%
Diana Containerships, Inc.	100,000	246,000

Media - 2.54%
A.H. Belo Corp., Class A	160,700	1,322,561

Industry Company	Shares	Value

Media (continued)
McClatchy Co. (The), Class A*	422,700	$777,768
Reading International, Inc., Class A*	106,500	1,432,425

		3,532,754

Metals & Mining - 1.46%
Noranda Aluminum Holding Corp.	381,400	1,132,758
Richmont Mines, Inc.*	230,000	736,000
Synalloy Corp.	11,497	167,396

		2,036,154

Multiline Retail - 0.54%
Gordmans Stores, Inc.*+	91,000	755,300

Oil, Gas & Consumable Fuels - 3.28%
Adams Resources & Energy, Inc.	4,900	329,329
Andatee China Marine Fuel Services Corp.*	100,000	118,000
Energy XXI, Ltd.+	472,600	1,720,264
Geopark Ltd*+	43,900	168,137
Green Brick Partners, Inc.*+	19,500	161,363
Pacific Ethanol, Inc.*+	170,700	1,841,853
PrimeEnergy Corp.*+	4,300	227,986

		4,566,932

Personal Products - 0.23%
Synutra International, Inc.*+	50,000	320,000

Pharmaceuticals - 0.24%
Dipexium Pharmaceuticals, Inc.*	24,600	335,544

Professional Services - 1.42%
CRA International, Inc.*	23,600	734,432
VSE Corp.	15,200	1,244,576

		1,979,008

Real Estate Investment Trusts (REITs) - 0.23%
Gyrodyne Special Distribution, LLC*Δ	5,100	15,300
Sotherly Hotels, Inc.	40,800	310,488

		325,788

Road & Rail - 4.86%
Covenant Transportation Group, Inc., Class A*	74,700	2,477,052

6	Quarterly Report | March 31, 2015 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Road & Rail (continued)
P.A.M. Transportation Services, Inc.*	37,700	$2,159,079
USA Truck, Inc.*	77,000	2,132,130

		6,768,261

Semiconductors & Semiconductor Equipment - 4.77%
Actions Semiconductor Co., Ltd. - ADR*	58,000	87,000
Alpha & Omega Semiconductor, Ltd.*	50,000	445,500
AXT, Inc.*	98,000	263,620
Cascade Microtech, Inc.*	54,203	736,077
Cohu, Inc.	62,000	678,280
CyberOptics Corp.*	18,600	187,302
inTEST Corp.*+	16,500	67,485
Mattson Technology, Inc.*	350,000	1,379,000
MaxLinear, Inc., Class A*	130,600	1,061,778
Sigma Designs, Inc.*	216,000	1,734,480

		6,640,522

Software - 2.22%
Bsquare Corp.*	63,800	299,222
ePlus, Inc.*	15,700	1,364,801
Evolving Systems, Inc.	23,300	202,943
QAD, Inc., Class A	24,700	597,740
TeleCommunication Systems, Inc., Class A*	162,100	620,843

		3,085,549

Specialty Retail - 1.39%
Build-A-Bear Workshop, Inc.*	35,000	687,750
hhgregg, Inc.*+	204,300	1,252,359

		1,940,109

Textiles, Apparel & Luxury Goods - 1.59%
Rocky Brands, Inc.	51,400	1,110,240
Superior Uniform Group, Inc.	58,100	1,102,157

		2,212,397

Thrifts & Mortgage Finance - 4.01%
BankFinancial Corp.	42,700	561,078
Charter Financial Corp.	101,000	1,161,500
Citizens Community Bancorp, Inc.	15,600	144,768
ESSA Bancorp, Inc.	12,400	158,968
Home Bancorp, Inc.+	35,000	744,450
HomeStreet, Inc.*	15,000	274,800
IMPAC Mortgage Holdings, Inc.*+	40,000	498,000
Malvern Bancorp, Inc.*+	11,200	151,200

Industry Company		Shares	Value

Thrifts & Mortgage Finance (continued)
NASB Financial, Inc.+		21,600	$554,040
Ocean Shore Holding Co.+		19,600	288,708
Pulaski Financial Corp.		11,500	142,255
Riverview Bancorp, Inc.*+		70,600	321,230
Southern Missouri Bancorp, Inc.+		5,700	107,559
Territorial Bancorp, Inc.+		19,700	468,072

			5,576,628

Trading Companies & Distributors - 0.83%
General Finance Corp.*+		66,200	534,234
Lawson Products, Inc.*		26,900	624,349

			1,158,583

TOTAL COMMON STOCKS - 99.46%			138,428,108

(Cost $115,192,785)

DIVIDEND NOTE - 0.01%
Gyrodyne Dividend Notes, 5%*Δ		5,100	8,007

TOTAL DIVIDEND NOTE - 0.01%			8,007

(Cost $ – )

	Rate^	Shares	Value

MONEY MARKET FUND - 0.00%
Dreyfus Cash Management Fund	0.03%	658	658

TOTAL MONEY MARKET FUND - 0.00%			658

(Cost $658)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.95%
Dreyfus Cash Management Fund**	0.03%	13,847,849	13,847,849

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.95%			13,847,849

(Cost $13,847,849)

TOTAL INVESTMENTS - 109.42%			$152,284,622

(Cost $129,041,292)
Liabilities in Excess of Other Assets - (9.42%)			(13,105,353)

NET ASSETS - 100.00%			$139,179,269

*	Non-income producing security.

www.bridgeway.com	7

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

**   This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2015.

^    Rate disclosed as of March 31, 2015.

Δ     Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+    This security or a portion of the security is out on loan as of March 31, 2015. Total loaned securities had a value of $13,196,410 as of March 31, 2015.

ADR - American Depositary Receipt

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$138,412,808	$—	$15,300	$138,428,108
Dividend Note	—	—	8,007	8,007
Money Market Fund	—	658	—	658
Investments Purchased with Cash Proceeds from Securities Lending	—	13,847,849	—	13,847,849

TOTAL	$138,412,808	$13,848,507	$23,307	$152,284,622

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)
	Common Stocks	Dividend Note	Total
Balance as of 06/30/2014	$272,250	$0	$272,250
Purchases	—	—	—
Sales	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	8,007	8,007
Transfers in	—	—	—
Transfers out[1]	(256,950)	—	(256,950)

Balance as of 03/31/2015	$15,300	$8,007	$23,307

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2015	$—	$8,007	$8,007

[1]	Transfers out represent the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period.

See Notes to Schedule of Investments.

8	Quarterly Report | March 31, 2015 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.11%
Aerospace & Defense - 1.01%
Air Industries Group	1,200	$11,964
Arotech Corp.*+	132,163	411,027
Breeze-Eastern Corp.*	4,000	41,160
CPI Aerostructures, Inc.*	31,479	384,044
Ducommun, Inc.*	25,300	655,270
Innovative Solutions & Support, Inc.*	132,354	502,945
LMI Aerospace, Inc.*	44,558	544,053
SIFCO Industries, Inc.	13,300	289,807
Sparton Corp.*	48,300	1,183,350
Tel-Instrument Electronics Corp.*+	15,000	94,350

		4,117,970

Air Freight & Logistics - 0.16%
Radiant Logistics, Inc.*	125,000	647,500

Auto Components - 1.12%
China XD Plastics Co., Ltd.*	91,000	441,350
Fuel Systems Solutions, Inc.*	18,000	198,720
Shiloh Industries, Inc.*	51,250	719,550
SORL Auto Parts, Inc.*	109,900	373,660
Spartan Motors, Inc.	169,800	823,530
Stoneridge, Inc.*	51,700	583,693
Strattec Security Corp.	19,100	1,410,344

		4,550,847

Beverages - 0.76%
Castle Brands, Inc.*	149,187	208,862
Craft Brew Alliance, Inc.*	92,200	1,257,608
MGP Ingredients, Inc.	75,862	1,021,103
Primo Water Corp.*+	112,930	590,624

		3,078,197

Biotechnology - 7.62%
Achillion Pharmaceuticals, Inc.*	150,000	1,479,000
Adamas Pharmaceuticals, Inc.*	700	12,243
Akebia Therapeutics, Inc.*+	20,250	224,978
Applied Genetic Technologies Corp.*	655	13,093
Aquinox Pharmaceuticals, Inc.*+	5,000	42,900
Argos Therapeutics, Inc.*+	40,000	356,400
Arqule, Inc.*	137,831	308,741
Asterias Biotherapeutics, Inc.*+	13,125	88,463
AVEO Pharmaceuticals, Inc.*	180,000	261,000
BIND Therapeutics, Inc.*+	63,700	349,713

Industry Company	Shares	Value

Biotechnology (continued)
BioSpecifics Technologies Corp.*	22,314	$873,593
Biota Pharmaceuticals, Inc.*	35,934	82,648
Cara Therapeutics, Inc.*	58,867	591,613
CareDx, Inc.*	5,000	27,725
Celladon Corp.*+	55,900	1,058,746
Cellular Dynamics International, Inc.*+	44,528	731,595
Cerulean Pharma, Inc.*	5,000	45,050
ChemoCentryx, Inc.*+	50,000	377,500
Codexis, Inc.*	150,500	686,280
Conatus Pharmaceuticals, Inc.*+	65,500	466,360
Concert Pharmaceuticals, Inc.*	43,500	658,808
Curis, Inc.*+	220,000	528,000
Dicerna Pharmaceuticals, Inc.*+	45,000	1,081,350
Eagle Pharmaceuticals, Inc.*	31,968	1,339,140
Eleven Biotherapeutics, Inc.*+	18,715	166,938
Esperion Therapeutics, Inc.*+	15,000	1,389,000
Fate Therapeutics, Inc.*	2,000	9,780
Five Prime Therapeutics, Inc.*	35,000	799,750
Flexion Therapeutics, Inc.*	30,000	675,600
Genocea Biosciences, Inc.*+	25,000	296,500
Geron Corp.*+	315,000	1,187,550
GlycoMimetics, Inc.*	37,860	314,995
GTx, Inc.*+	38,012	25,685
Harvard Apparatus Regenerative Technology, Inc.*+	41,754	135,701
Immunomedics, Inc.*+	222,900	853,707
IsoRay, Inc.*+	150,000	235,500
Medgenics, Inc.*	60,000	483,000
MediciNova, Inc.*+	43,700	153,824
NanoViricides, Inc.*+	110,021	247,547
Neuralstem, Inc.*+	133,983	254,568
Oncothyreon, Inc.*	424,988	692,730
OvaScience, Inc.*+	25,000	868,250
Pfenex, Inc.*+	2,000	31,880
PharmAthene, Inc.*+	178,826	291,486
Progenics Pharmaceuticals, Inc.*	72,400	432,952
Protalix BioTherapeutics, Inc.*+	269,910	480,440
Regulus Therapeutics, Inc.*+	50,000	847,000
Repligen Corp.*	30,000	910,800

www.bridgeway.com	9

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Biotechnology (continued)
Retrophin, Inc.*+	54,900	$1,315,404
Rexahn Pharmaceuticals, Inc.*	180,000	131,400
Rigel Pharmaceuticals, Inc.*	150,000	535,500
Synergy Pharmaceuticals, Inc.*+	111,674	515,934
Targacept, Inc.*	203,100	603,207
TetraLogic Pharmaceuticals Corp.*+	10,050	44,019
Tetraphase Pharmaceuticals, Inc.*	50,000	1,832,000
Trevena, Inc.*	37,337	243,437
Vanda Pharmaceuticals, Inc.*+	79,300	737,490
Verastem, Inc.*+	75,000	762,750
Vical, Inc.*	100,000	94,490
XOMA Corp.*+	190,000	691,600

		30,977,353

Building Products - 0.16%
Alpha Pro Tech, Ltd.*	106,700	242,209
Ameresco, Inc., Class A*	24,548	181,655
Norcraft Companies, Inc.*	8,965	229,235

		653,099

Capital Markets - 1.69%
Calamos Asset Management, Inc., Class A	53,500	719,575
FBR & Co.*	43,575	1,007,018
Institutional Financial Markets, Inc.	30,000	46,500
JMP Group LLC	96,851	811,611
KCAP Financial, Inc.+	93,900	631,947
Manning & Napier, Inc.	61,100	794,911
Medallion Financial Corp.+	86,711	802,944
OFS Capital Corp.+	40,000	490,000
Oppenheimer Holdings, Inc., Class A	31,550	740,163
Pzena Investment Management, Inc., Class A	52,800	484,176
Silvercrest Asset Management Group LLC, Class A	24,702	352,004

		6,880,849

Chemicals - 1.59%
BioAmber, Inc.*+	11,480	99,991
Chase Corp.	27,800	1,215,694
Core Molding Technologies, Inc.*	45,100	773,465

Industry Company	Shares	Value

Chemicals (continued)
Flexible Solutions International, Inc.*	1,200	$1,548
Gulf Resources, Inc.*	212,900	353,414
KMG Chemicals, Inc.	40,100	1,071,873
Landec Corp.*	89,200	1,244,340
Northern Technologies International Corp.*	11,900	227,409
OMNOVA Solutions, Inc.*	66,000	562,980
Trecora Resources*	74,649	910,718

		6,461,432

Commercial Banks - 11.05%
1st Constitution Bancorp*	12,128	138,132
Access National Corp.	33,500	627,790
American National Bankshares, Inc.	22,100	499,018
American River Bankshares*	56,000	530,320
AmeriServ Financial, Inc.	155,671	463,900
Anchor Bancorp, Inc.*+	10,000	219,000
Bank of Commerce Holdings	87,441	489,670
Bank of Kentucky Financial Corp. (The)	16,100	789,705
Bar Harbor Bankshares	18,000	585,900
BCB Bancorp, Inc.	23,500	285,290
C&F Financial Corp.	6,300	220,185
Camden National Corp.	11,800	470,112
Capital City Bank Group, Inc.	50,390	818,838
Carolina Bank Holdings, Inc.*+	27,000	269,460
Century Bancorp, Inc., Class A	23,272	923,898
Citizens Holding Co.+	20,670	378,674
CNB Financial Corp.	42,200	718,244
Codorus Valley Bancorp, Inc.	13,230	268,569
Colony Bankcorp, Inc.*	16,668	135,011
Community West Bancshares+	19,266	126,963
ConnectOne Bancorp, Inc.	20,417	397,315
Eastern Virginia Bankshares, Inc.	48,536	303,835
Enterprise Bancorp, Inc.	9,502	201,918
Evans Bancorp, Inc.	16,701	414,185
Farmers Capital Bank Corp.*	57,149	1,328,714
Fidelity Southern Corp.	36,074	608,929
Financial Institutions, Inc.	34,700	795,671
First Bancorp	49,000	860,440
First Bancorp, Inc.	33,300	581,085

10	Quarterly Report | March 31, 2015 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
First Bancshares, Inc.+	12,794	$204,704
First Business Financial Services, Inc.	18,354	793,627
First Community Bancshares, Inc.	50,000	876,500
First South Bancorp, Inc.	33,322	269,575
First United Corp.*	9,200	83,812
First West Virginia Bancorp	8,100	192,375
German American Bancorp, Inc.	17,500	515,025
Guaranty Bancorp	61,440	1,042,022
Hampton Roads Bankshares, Inc.*	369,600	698,544
Heritage Commerce Corp.	74,300	678,359
Horizon Bancorp	23,500	549,665
Independent Bank Corp., MI	70,000	898,100
Landmark Bancorp, Inc.	11,035	283,048
LNB Bancorp, Inc.	36,700	654,728
Macatawa Bank Corp.	51,500	275,525
MBT Financial Corp.*	57,485	322,491
Mercantile Bank Corp.	29,892	584,389
Merchants Bancshares, Inc.	28,700	837,179
Metro Bancorp, Inc.	40,600	1,119,342
MidSouth Bancorp, Inc.	35,900	529,525
MidWestOne Financial Group, Inc.	31,300	902,379
MutualFirst Financial, Inc.+	9,849	227,019
NewBridge Bancorp	86,806	774,310
Northeast Bancorp	35,000	323,050
Northrim BanCorp, Inc.	34,700	851,538
Ohio Valley Banc Corp.	19,500	438,750
Old Second Bancorp, Inc.*	15,000	85,800
Pacific Continental Corp.	53,611	708,737
Pacific Mercantile Bancorp*	48,521	351,292
Pacific Premier Bancorp, Inc.*	48,500	785,215
Park Sterling Corp.	120,700	856,970
Peapack Gladstone Financial Corp.	39,777	859,183
Penns Woods Bancorp, Inc.	16,400	802,124
Peoples Bancorp of North Carolina, Inc.	34,901	652,300
Peoples Bancorp, Inc.	28,400	671,376
Preferred Bank	33,680	925,190
Premier Financial Bancorp, Inc.	43,837	667,638
QCR Holdings, Inc.	13,200	236,808
Republic First Bancorp, Inc.*+	23,000	83,490
Royal Bancshares of Pennsylvania, Inc., Class A*	78,195	132,932

Industry Company	Shares	Value

Commercial Banks (continued)
SB Financial Group, Inc.+	9,641	$101,713
Seacoast Banking Corp. of Florida*+	42,473	606,090
Select Bancorp, Inc.*	10,076	71,036
Shore Bancshares, Inc.*	25,000	229,500
Sierra Bancorp	42,900	716,430
Southcoast Financial Corp.*	49,500	351,450
Southern First Bancshares, Inc.*	32,215	547,655
Southern National Bancorp of Virginia, Inc.	70,892	859,920
Southwest Bancorp, Inc.	73,100	1,300,449
Suffolk Bancorp	37,000	879,120
Sun Bancorp, Inc.*	44,240	836,578
Trico Bancshares	10,995	265,309
West Bancorporation, Inc.	48,200	958,698
Yadkin Financial Corp.*	1	20

		44,919,375

Commercial Services & Supplies - 1.22%
Acme United Corp.	2,000	36,520
AMREP Corp.*+	17,000	87,550
ARC Document Solutions, Inc.*	50,000	461,500
Casella Waste Systems, Inc., Class A*	117,656	647,108
Cenveo, Inc.*+	310,600	664,684
CompX International, Inc.	3,200	36,480
Courier Corp.	51,100	1,250,928
Ecology & Environment, Inc., Class A+	3,000	26,640
Fuel Tech, Inc.*+	99,400	311,122
Heritage-Crystal Clean, Inc.*	23,000	269,100
Intersections, Inc.+	85,300	290,873
TRC Cos., Inc.*	92,575	770,224
Versar, Inc.*	33,000	103,290

		4,956,019

Communications Equipment - 2.38%
Alliance Fiber Optic Products, Inc.+	45,000	783,900
Applied Optoelectronics, Inc.*+	30,000	416,400
Aviat Networks, Inc.*	350,239	416,784
Bel Fuse, Inc., Class B	34,700	660,341
Clearfield, Inc.*+	48,300	715,806
Communications Systems, Inc.	28,900	329,749
Digi International, Inc.*	70,000	698,600
EMCORE Corp.*	118,580	645,075
KVH Industries, Inc.*	60,410	913,399

www.bridgeway.com	11

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Communications Equipment (continued)
Meru Networks, Inc.*+	146,750	$211,320
Numerex Corp., Class A*	70,000	798,000
Oclaro, Inc.*	66,103	130,884
PC-Tel, Inc.	87,800	702,400
RELM Wireless Corp.*	78,900	481,290
ShoreTel, Inc.*	137,000	934,340
Tessco Technologies, Inc.	24,500	604,170
Westell Technologies, Inc., Class A*	175,000	229,250

		9,671,708

Computers & Peripherals - 1.68%
Astro-Med, Inc.	32,800	458,872
Concurrent Computer Corp.	55,600	351,948
Datalink Corp.*	57,700	694,708
Dot Hill Systems Corp.*	269,400	1,427,820
Hutchinson Technology, Inc.*	131,350	350,704
Imation Corp.*	195,100	786,253
Immersion Corp.*	62,900	577,422
Intevac, Inc.*	53,533	328,693
Novatel Wireless, Inc.*	78,800	379,816
Quantum Corp.*	350,100	560,160
Qumu Corp.*	36,400	487,760
Transact Technologies, Inc.	20,000	118,200
USA Technologies, Inc.*+	111,400	306,350

		6,828,706

Construction & Engineering - 1.04%
Furmanite Corp.*	125,500	990,195
Goldfield Corp. (The)*	57,080	110,735
Integrated Electrical Services, Inc.*	109,312	961,946
Layne Christensen Co.*+	16,194	81,132
Northwest Pipe Co.*	29,100	667,845
Orion Marine Group, Inc.*	74,300	658,298
Sterling Construction Co., Inc.*+	98,250	444,090
Willdan Group, Inc.*	20,000	316,800

		4,231,041

Construction Materials - 0.29%
United States Lime & Minerals, Inc.	18,300	1,180,350

Consumer Finance - 0.64%
Asta Funding, Inc.*	122,300	1,019,982
Atlanticus Holdings Corp.*	58,961	134,431
Consumer Portfolio Services, Inc.*	110,000	768,900

Industry Company	Shares	Value

Consumer Finance (continued)
QC Holdings, Inc.	56,600	$126,218
Regional Management Corp.*	38,000	560,880

		2,610,411

Containers & Packaging - 0.15%
AEP Industries, Inc.*	10,900	599,936

Distributors - 0.49%
AMCON Distributing Co.	2,300	179,400
VOXX International Corp.*	94,001	861,049
Weyco Group, Inc.	32,000	956,800

		1,997,249

Diversified Consumer Services - 0.65%
Cambium Learning Group, Inc.*	37,250	117,710
Career Education Corp.*	92,550	465,527
Carriage Services, Inc.	7,504	179,120
Collectors Universe, Inc.	26,360	594,682
Learning Tree International, Inc.*	25,400	39,243
Lincoln Educational Services Corp.	78,400	178,752
National American University Holdings, Inc.+	70,988	234,260
Universal Technical Institute, Inc.	88,400	848,640

		2,657,934

Diversified Financial Services - 0.84%
California First National Bancorp	54,257	748,204
Gain Capital Holdings, Inc.	94,400	922,288
JG Wentworth Co.*	17,652	183,404
Marlin Business Services Corp.	39,500	791,185
Resource America, Inc., Class A	83,600	760,760

		3,405,841

Diversified Telecommunication Services - 0.84%
Alaska Communications Systems Group, Inc.*	173,000	290,640
Hawaiian Telcom Holdco, Inc.*	24,686	657,388
IDT Corp., Class B	50,567	897,564
Lumos Networks Corp.	35,000	534,100
ORBCOMM, Inc.*	30,000	179,100

12	Quarterly Report | March 31, 2015 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (continued)
Straight Path Communications, Inc., Class B*	42,470	$846,002

		3,404,794

Electrical Equipment - 1.68%
Allied Motion Technologies, Inc.	53,650	1,780,644
Espey Manufacturing & Electronics Corp.	10,700	306,020
Global Power Equipment Group, Inc.	52,572	693,950
Highpower International, Inc.*+	50,000	201,500
LSI Industries, Inc.	84,000	684,600
Magnetek, Inc.*	10,000	385,200
Orion Energy Systems, Inc.*	35,000	109,900
PowerSecure International, Inc.*	88,500	1,164,660
Preformed Line Products Co.	7,489	315,512
SL Industries, Inc.*	20,250	865,688
Ultralife Corp.*	62,400	248,976
Vicor Corp.*	6,100	92,720

		6,849,370

Electronic Equipment, Instruments & Components - 2.77%
Agilysys, Inc.*	62,200	612,048
Echelon Corp.*	95,062	90,309
Electro Scientific Industries, Inc.	87,800	542,604
Frequency Electronics, Inc.*	41,000	571,950
ID Systems, Inc.*	83,000	528,710
IEC Electronics Corp.*	73,450	273,968
Iteris, Inc.*	172,520	313,986
Kemet Corp.*	104,158	431,214
Key Tronic Corp.*	37,200	400,272
LoJack Corp.*	77,150	220,649
Maxwell Technologies, Inc.*+	55,000	443,300
Mesa Laboratories, Inc.	9,830	709,726
MOCON, Inc.	12,800	214,016
Multi-Fineline Electronix, Inc.*	55,300	1,010,331
NAPCO Security Technologies, Inc.*	51,576	298,625
PAR Technology Corp.*	104,750	438,902
PCM, Inc.*	74,200	693,028
Perceptron, Inc.	23,000	310,730
Planar Systems, Inc.*	75,000	471,750
Radisys Corp.*	195,300	419,895
RF Industries, Ltd.+	35,000	143,150

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Richardson Electronics, Ltd.	52,011	$467,059
SMTC Corp.*	149,000	220,520
Speed Commerce, Inc.*	17,734	11,327
Vicon Industries, Inc.	29,900	50,830
Vishay Precision Group, Inc.*	71,900	1,145,367
Wayside Technology Group, Inc.	12,198	214,929

		11,249,195

Energy Equipment & Services - 1.61%
Dawson Geophysical Co.*	121,961	520,773
Enservco Corp.*+	96,948	169,659
Forbes Energy Services, Ltd.*	277,701	286,032
GreenHunter Resources, Inc.*+	199,000	139,300
Gulf Island Fabrication, Inc.	69,000	1,025,340
Key Energy Services, Inc.*	557,200	1,014,104
Mitcham Industries, Inc.*	111,400	512,440
Natural Gas Services Group, Inc.*	68,600	1,318,492
Nuverra Environmental Solutions, Inc.*+	195,000	694,200
SAExploration Holdings, Inc.*+	6,801	23,259
Seventy Seven Energy, Inc.*	200,000	830,000
Superior Drilling Products, Inc.*+	10,000	30,800

		6,564,399

Food & Staples Retailing - 0.42%
Ingles Markets, Inc., Class A	10,000	494,800
Roundy’s, Inc.*	246,478	1,205,277

		1,700,077

Food Products - 1.78%
Alico, Inc.	14,200	727,892
Griffin Land & Nurseries, Inc.	13,300	399,532
Inventure Foods, Inc.*	59,000	660,210
John B. Sanfilippo & Son, Inc.	25,900	1,116,290
Liberator Medical Holdings, Inc.	200,000	700,000
Lifeway Foods, Inc.*+	90,152	1,928,351
Omega Protein Corp.*	69,800	955,562

www.bridgeway.com	13

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Food Products (continued)
Seneca Foods Corp., Class A*	25,000	$745,250

		7,233,087

Gas Utilities - 0.24%
Delta Natural Gas Co., Inc.	20,000	389,000
Gas Natural, Inc.	58,000	577,680

		966,680

Health Care Equipment & Supplies - 2.59%
AdCare Health Systems, Inc.*+	25,000	109,500
Alphatec Holdings, Inc.*	394,731	572,360
CryoLife, Inc.	107,270	1,112,390
Cutera, Inc.*	60,200	777,784
Digirad Corp.	100,000	454,000
ERBA Diagnostics, Inc.*+	14,994	52,629
Hansen Medical, Inc.*+	170,000	147,900
Kewaunee Scientific Corp.	14,000	243,880
LeMaitre Vascular, Inc.	50,000	419,000
Navidea Biopharmaceuticals, Inc.*+	548,580	872,242
Retractable Technologies, Inc.*	29,000	112,520
RTI Surgical, Inc.*	148,600	734,084
SurModics, Inc.*	18,500	481,555
TransEnterix, Inc.*+	139,942	410,030
TriVascular Technologies, Inc.*	30,400	318,896
Unilife Corp.*+	318,836	1,278,532
Utah Medical Products, Inc.	35,900	2,148,974
Veracyte, Inc.*+	41,000	298,480

		10,544,756

Health Care Providers & Services - 2.12%
Addus HomeCare Corp.*	48,600	1,118,772
Alliance HealthCare Services, Inc.*	40,900	907,162
Almost Family, Inc.*	24,400	1,090,924
BioTelemetry, Inc.*	137,700	1,218,645
Cross Country Healthcare, Inc.*	71,000	842,060
Five Star Quality Care, Inc.*	228,800	1,015,872
Genesis Healthcare, Inc.*	159,798	1,137,762
InfuSystems Holdings, Inc.*	100,000	271,000
PDI, Inc.*	25,000	33,750
RadNet, Inc.*	89,800	754,320
Trupanion, Inc.*+	30,000	240,000

		8,630,267

Health Care Technology - 0.37%
Merge Healthcare, Inc.*	150,000	670,500

Industry Company	Shares	Value

Health Care Technology (continued)
Vocera Communications, Inc.*	82,000	$813,440

		1,483,940

Hotels, Restaurants & Leisure - 3.38%
Ambassadors Group, Inc.*	20,000	50,600
Ark Restaurants Corp.	9,900	246,708
Bravo Brio Restaurant Group, Inc.*	64,429	946,462
Carrols Restaurant Group, Inc.*	94,100	780,089
Dover Downs Gaming & Entertainment, Inc.*	92,580	108,319
Empire Resorts, Inc.*+	50,000	230,000
Famous Dave’s of America, Inc.*+	45,200	1,288,200
Frisch’s Restaurants, Inc.	26,100	708,615
Gaming Partners International Corp.*+	56,300	605,788
Ignite Restaurant Group, Inc.*	80,000	388,000
Isle of Capri Casinos, Inc.*	114,000	1,601,700
Jamba, Inc.*+	30,662	451,038
Kona Grill, Inc.*	67,500	1,918,350
Lakes Entertainment, Inc.*	42,300	362,511
Luby’s, Inc.*	85,600	444,264
Monarch Casino & Resort, Inc.*	42,877	820,666
Morgans Hotel Group Co.*	84,300	653,325
Nathan’s Famous, Inc.	12,000	649,800
Nevada Gold & Casinos, Inc.*	120,000	174,000
Papa Murphy’s Holdings, Inc.*+	15,000	272,100
Premier Exhibitions, Inc.*+	15,000	54,900
Red Lion Hotels Corp.*	74,900	499,583
Town Sports International Holdings, Inc.	70,864	482,584

		13,737,602

Household Durables - 2.06%
Bassett Furniture Industries, Inc.	74,200	2,116,184
Blyth, Inc.	15,200	115,368
CSS Industries, Inc.	32,700	985,905
Emerson Radio Corp.	94,800	124,188
EveryWare Global, Inc.*+	153,100	183,720
Flexsteel Industries, Inc.	27,050	846,395
Hooker Furniture Corp.	53,300	1,015,365
Lifetime Brands, Inc.	65,000	993,200
Nova Lifestyle, Inc.*+	45,000	112,500

14	Quarterly Report | March 31, 2015 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Household Durables (continued)
P&F Industries, Inc., Class A*	10,500	$71,190
Skullcandy, Inc.*	50,850	574,605
Stanley Furniture Co., Inc.*	67,783	213,516
UCP, Inc., Class A*	20,000	174,000
ZAGG, Inc.*	100,000	867,000

		8,393,136

Household Products - 0.31%
Oil-Dri Corp. of America	20,800	699,920
Orchids Paper Products Co.	20,000	539,200

		1,239,120

Independent Power Producers & Energy Traders - 0.10%
Genie Energy, Ltd., Class B	48,667	386,903
Synthesis Energy Systems, Inc.*	11,464	11,923

		398,826

Insurance - 1.18%
American Independence Corp.*+	7,500	79,125
Atlantic American Corp.	14,056	56,646
Federated National Holding Co.	38,000	1,162,800
First Acceptance Corp.*+	266,700	645,414
Hallmark Financial Services, Inc.*	80,400	852,240
Health Insurance Innovations, Inc., Class A*+	14,116	110,246
Independence Holding Co.	69,190	940,292
Investors Title Co.+	3,500	259,070
Phoenix Cos., Inc. (The)*	14,200	709,858

		4,815,691

Internet & Catalog Retail - 1.12%
1-800-Flowers.com, Inc., Class A*	110,000	1,301,300
Blue Nile, Inc.*	15,000	477,600
CafePress, Inc.*	87,588	340,717
EVINE Live, Inc.*	121,286	813,829
Gaiam, Inc., Class A*	45,000	328,050
Geeknet, Inc.*+	21,870	174,741
PetMed Express, Inc.+	46,647	770,608
US Auto Parts Network, Inc.*	164,751	357,510

		4,564,355

Internet Software & Services - 4.03%
Aerohive Networks, Inc.*+	98,500	439,310

Industry Company	Shares	Value

Internet Software & Services (continued)
Amber Road, Inc.*+	40,000	$370,000
Borderfree, Inc.*	90,000	540,900
Brightcove, Inc.*	87,477	641,206
Carbonite, Inc.*	58,060	830,258
Care.com, Inc.*+	25,831	195,799
Demand Media, Inc.*	90,000	514,800
Five9, Inc.*+	98,500	547,660
iPass, Inc.*	90,081	95,486
Limelight Networks, Inc.*	359,837	1,306,208
Liquidity Services, Inc.*	52,000	513,760
Marchex, Inc., Class B	68,600	279,888
Millennial Media, Inc.*+	276,200	400,490
QuinStreet, Inc.*	95,000	565,250
RealNetworks, Inc.*	93,600	629,928
Reis, Inc.	42,100	1,079,444
Rightside Group Ltd*+	19,756	200,523
Spark Networks, Inc.*+	64,800	261,792
Support.com, Inc.*	189,545	295,690
Synacor, Inc.*	50,000	113,500
TechTarget, Inc.*	145,900	1,682,227
TheStreet, Inc.	136,900	246,420
Travelzoo, Inc.*	32,500	313,300
Tremor Video, Inc.*+	122,300	286,182
Tucows, Inc., Class A*	71,150	1,351,850
United Online, Inc.*	46,900	747,117
Unwired Planet, Inc.*	149,482	85,474
XO Group, Inc.*	54,813	968,546
YuMe, Inc.*+	26,900	139,611
Zix Corp.*	187,582	737,197

		16,379,816

IT Services - 2.02%
CIBER, Inc.*	215,000	885,800
Computer Task Group, Inc.	77,868	569,215
CSP, Inc.	38,700	262,386
Edgewater Technology, Inc.*	52,912	361,918
Hackett Group, Inc. (The)	119,928	1,072,156
Higher One Holdings, Inc.*	63,350	153,307
Information Services Group, Inc.	196,600	784,434
Innodata, Inc.*	148,955	393,241
Lionbridge Technologies, Inc.*	193,995	1,109,651
Mattersight Corp.*	41,577	257,777
ModusLink Global Solutions, Inc.*	93,455	359,802
NCI, Inc., Class A	38,430	385,069
PRGX Global, Inc.*+	129,400	520,188
ServiceSource International, Inc.*	215,000	666,500

www.bridgeway.com	15

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
IT Services (continued)
StarTek, Inc.*	45,000	$335,250
WidePoint Corp.*	70,447	92,990

		8,209,684

Leisure Equipment & Products - 1.00%
Escalade, Inc.	39,780	691,376
JAKKS Pacific, Inc.*+	61,000	417,240
Johnson Outdoors, Inc., Class A	37,400	1,238,314
Marine Products Corp.	2,400	20,568
Nautilus, Inc.*	111,686	1,705,445

		4,072,943

Life Sciences Tools & Services - 0.89%
Enzo Biochem, Inc.*	201,300	593,835
Harvard Bioscience, Inc.*	167,017	972,039
NanoString Technologies, Inc.*	63,700	649,103
pSivida Corp.*+	168,000	663,600
Sequenom, Inc.*+	185,000	730,750

		3,609,327

Machinery - 3.36%
Accuride Corp.*	159,312	742,394
Ampco-Pittsburgh Corp.	31,499	549,973
Chicago Rivet & Machine Co.+	10,000	311,900
Commercial Vehicle Group, Inc.*	160,000	1,030,400
Dynamic Materials Corp.	42,500	542,725
Eastern Co. (The)	33,600	674,016
Energy Recovery, Inc.*+	163,700	423,983
FreightCar America, Inc.	24,675	775,535
Gencor Industries, Inc.*	23,500	235,235
Global Brass & Copper Holdings, Inc.	50,000	772,500
Graham Corp.	35,900	860,523
Hardinge, Inc.	53,300	618,280
Hurco Companies, Inc.	51,334	1,690,429
Intelligent Systems Corp.*	35,362	101,843
Key Technology, Inc.*	23,900	304,486
L.S. Starrett Co., Class A (The)	21,136	401,584
MFRI, Inc.*	20,000	125,000
Miller Industries, Inc.	49,800	1,220,100
PMFG, Inc.*	11,600	53,940
Supreme Industries, Inc., Class A	43,993	344,465
Tecumseh Products Co.*	57,700	163,291

Industry Company	Shares	Value

Machinery (continued)
Twin Disc, Inc.+	41,850	$739,490
Xerium Technologies, Inc.*	59,550	965,901

		13,647,993

Marine - 0.09%
International Shipholding Corp.	29,203	353,648

Media - 1.36%
A.H. Belo Corp., Class A	46,400	381,872
Ballantyne Strong, Inc.*	45,500	206,115
Beasley Broadcast Group, Inc., Class A	17,000	86,870
Dex Media, Inc.*+	86,451	362,230
Emmis Communications Corp., Class A*	159,500	317,405
Entercom Communications Corp., Class A*	80,000	972,000
Entravision Communications Corp., Class A	108,800	688,704
Lee Enterprises, Inc.*+	122,860	389,466
Martha Stewart Living Omnimedia, Inc., Class A*	90,200	586,300
McClatchy Co. (The), Class A*	188,650	347,116
Saga Communications, Inc., Class A	13,005	579,243
Salem Media Group, Inc.	53,500	329,560
Sizmek, Inc.*	40,210	291,925

		5,538,806

Metals & Mining - 1.04%
Comstock Mining, Inc.*	155,376	93,226
Friedman Industries, Inc.	68,300	423,460
Gold Resource Corp.	144,500	460,955
Noranda Aluminum Holding Corp.	211,650	628,600
Olympic Steel, Inc.	69,300	932,778
Synalloy Corp.	25,400	369,824
United States Antimony Corp.*	269,221	183,070
Universal Stainless & Alloy Products, Inc.*	39,928	1,046,912
Walter Energy, Inc.+	142,620	88,424

		4,227,249

Multiline Retail - 0.24%
Bon-Ton Stores, Inc. (The)+	45,439	316,255

16	Quarterly Report | March 31, 2015 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Multiline Retail (continued)
Gordmans Stores, Inc.*+	80,000	$664,000

		980,255

Oil, Gas & Consumable Fuels - 4.56%
Adams Resources & Energy, Inc.+	22,300	1,498,783
Aemetis, Inc.*+	136,770	577,169
Amyris, Inc.*+	270,000	648,000
Approach Resources, Inc.*+	151,500	998,385
Aspen Aerogels, Inc.*	95,508	695,298
Callon Petroleum Co.*	182,800	1,365,516
Dakota Plains Holdings, Inc.*	163,900	303,215
Earthstone Energy, Inc.*	8,000	188,400
Emerald Oil, Inc.*	269,500	199,430
Escalera Resources Co.*	97,100	33,985
Evolution Petroleum Corp.	116,973	695,989
FieldPoint Petroleum Corp.*	30,000	30,600
FX Energy, Inc.*+	534,001	667,501
Gastar Exploration, Inc.*	145,200	380,424
Goodrich Petroleum Corp.*	180,000	639,000
Harvest Natural Resources, Inc.*	167,500	74,873
Independence Contract Drilling, Inc.*+	115,000	801,550
Jones Energy, Inc., Class A*+	81,742	734,043
Midstates Petroleum Co., Inc.*+	200,000	170,000
Miller Energy Resources, Inc.*+	261,418	163,412
Panhandle Oil & Gas, Inc., Class A	23,594	466,925
Penn Virginia Corp.*+	91,000	589,680
PetroQuest Energy, Inc.*	350,000	805,000
PostRock Energy Corp.*	4,360	7,892
Resolute Energy Corp.*	219,300	123,554
REX American Resources Corp.*	20,249	1,231,342
Rex Energy Corp.*+	225,000	837,000
Ring Energy, Inc.*+	95,353	1,012,649
Swift Energy Co.*+	288,400	622,944
Uranerz Energy Corp.*+	514,800	571,428
VAALCO Energy, Inc.*	200,000	490,000
Warren Resources, Inc.*	698,600	621,754
Yuma Energy, Inc.*	144,800	147,696
Zion Oil & Gas, Inc.*	81,200	141,288

		18,534,725

Paper & Forest Products - 0.14%
Orient Paper, Inc.*	87,811	163,328

Industry Company	Shares	Value

Paper & Forest Products (continued)
Verso Corp.*	222,605	$400,689

		564,017

Personal Products - 0.63%
CCA Industries, Inc.*+	15,752	50,249
IGI Laboratories, Inc.*+	133,211	1,087,002
Mannatech, Inc.*	13,600	252,280
Natural Alternatives International, Inc.*+	19,910	109,107
Nutraceutical International Corp.*	37,000	728,900
Synutra International, Inc.*	25,000	160,000
United-Guardian, Inc.	10,000	189,400

		2,576,938

Pharmaceuticals - 2.87%
AcelRx Pharmaceuticals, Inc.*+	98,000	378,280
Achaogen, Inc.*	59,400	579,744
Agile Therapeutics, Inc.*	10,300	95,481
Alimera Sciences, Inc.*+	121,600	609,216
Ampio Pharmaceuticals, Inc.*+	100,750	758,648
Cempra, Inc.*	17,500	600,425
Corium International, Inc.*	15,000	102,450
Cumberland Pharmaceuticals, Inc.*	67,500	449,550
Durect Corp.*	183,600	350,676
Egalet Corp.*+	74,700	965,871
Endocyte, Inc.*+	105,000	657,300
Ocera Therapeutics, Inc.*	40,300	189,813
Omeros Corp.*+	16,095	354,573
Pain Therapeutics, Inc.*	194,753	368,083
Pernix Therapeutics Holdings, Inc.*	26,056	278,539
Pozen, Inc.*	63,200	487,904
Sciclone Pharmaceuticals, Inc.*	161,750	1,433,105
Sucampo Pharmaceuticals, Inc., Class A*	40,000	622,400
Supernus Pharmaceuticals, Inc.*	50,000	604,500
Tonix Pharmaceuticals Holding Corp.*	10,000	63,200
XenoPort, Inc.*	150,000	1,068,000
Zogenix, Inc.*	486,630	666,683

		11,684,441

Professional Services - 1.72%
CDI Corp.	27,000	379,350
CRA International, Inc.*	54,500	1,696,040

www.bridgeway.com	17

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Professional Services (continued)
CTPartners Executive Search, Inc.*	27,400	$137,274
Franklin Covey Co.*	37,000	712,620
Heidrick & Struggles International, Inc.	50,000	1,229,000
Hill International, Inc.*	145,971	524,036
Hudson Global, Inc.*	79,846	217,980
Mastech Holdings, Inc.*	6,250	56,875
RCM Technologies, Inc.	32,700	219,090
Volt Information Sciences, Inc.*	15,676	184,350
VSE Corp.	20,200	1,653,976

		7,010,591

Real Estate Management & Development - 0.70%
AV Homes, Inc.*	54,600	871,416
Consolidated-Tomoka Land Co.	21,249	1,267,715
Maui Land & Pineapple Co., Inc.*+	30,000	177,300
Stratus Properties, Inc.*+	37,150	513,784

		2,830,215

Road & Rail - 0.56%
Covenant Transportation
Group, Inc., Class A*	30,700	1,018,012
Providence & Worcester Railroad Co.	5,000	90,400
Quality Distribution, Inc.*	20,000	206,600
USA Truck, Inc.*	35,000	969,150

		2,284,162

Semiconductors & Semiconductor Equipment - 3.75%
Amtech Systems, Inc.*	57,500	642,850
Axcelis Technologies, Inc.*	225,000	535,500
Cascade Microtech, Inc.*	69,700	946,526
CEVA, Inc.*	29,000	618,280
Cohu, Inc.	81,850	895,439
CyberOptics Corp.*	26,400	265,848
DSP Group, Inc.*	131,300	1,572,974
Entropic Communications, Inc.*	130,000	384,800
GigOptix, Inc.*	100,000	121,000
GSI Technology, Inc.*	161,417	952,360
Integrated Silicon Solution, Inc.	22,641	405,047
Intermolecular, Inc.*+	140,000	229,600
inTEST Corp.*	8,500	34,765
Kopin Corp.*	90,000	316,800
Mattson Technology, Inc.*	191,300	753,722
MaxLinear, Inc., Class A*	65,100	529,263
NeoPhotonics Corp.*+	125,000	843,750

Industry Company	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Pericom Semiconductor Corp.	75,000	$1,160,250
Pixelworks, Inc.*+	122,500	614,950
Rudolph Technologies, Inc.*	35,929	395,938
Sigma Designs, Inc.*	122,313	982,173
Ultra Clean Holdings, Inc.*	118,377	846,396
Vitesse Semiconductor Corp.*	227,700	1,209,087

		15,257,318

Software - 2.84%
American Software, Inc., Class A	72,400	739,928
Bsquare Corp.*	79,500	372,855
Callidus Software, Inc.*	63,100	800,108
Cinedigm Corp., Class A*	354,897	574,933
Covisint Corp.*	110,000	223,300
Cyan, Inc.*	60,100	239,799
Digimarc Corp.+	23,100	507,045
Envivio, Inc.*	90,626	160,408
Exa Corp.*+	54,000	641,520
FalconStor Software, Inc.*	135,000	209,250
Globalscape, Inc.	81,700	279,414
Glu Mobile, Inc.*	150,000	751,500
GSE Systems, Inc.*	109,525	164,288
Guidance Software, Inc.*+	102,857	556,456
Model N, Inc.*	50,252	601,014
QAD, Inc., Class A	33,000	798,600
QAD, Inc., Class B	8,250	165,000
Rally Software Development Corp.*	20,000	313,800
Rosetta Stone, Inc.*+	73,600	560,096
Seachange International, Inc.*	100,500	788,925
Smith Micro Software, Inc.*	75,400	96,512
TeleCommunication Systems, Inc., Class A*	180,834	692,594
Telenav, Inc.*	153,000	1,211,760
Upland Software, Inc.*	15,000	105,150

		11,554,255

Specialty Retail - 2.16%
Aeropostale, Inc.*+	100,000	347,000
America’s Car-Mart, Inc.*	15,000	813,750
bebe stores, inc.	100,000	363,000
Big 5 Sporting Goods Corp.	49,200	652,884
Books-A-Million, Inc.*	40,000	109,600
Build-A-Bear Workshop, Inc.*	29,500	579,675
Christopher & Banks Corp.*	20,000	111,200
Destination Maternity Corp.	20,800	313,248

18	Quarterly Report | March 31, 2015 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Specialty Retail (continued)
Destination XL Group, Inc.*	174,100	$860,054
hhgregg, Inc.*+	111,700	684,721
Kirkland’s, Inc.*	43,000	1,021,250
New York & Co., Inc.*	76,100	190,250
Pacific Sunwear of California, Inc.*	208,449	575,319
Sportsman’s Warehouse Holdings, Inc.*	55,000	439,450
Tandy Leather Factory, Inc.+	10,000	88,200
Tilly’s, Inc., Class A*	55,000	860,750
Trans World Entertainment Corp.*	98,403	364,091
West Marine, Inc.*	42,200	391,194

		8,765,636

Textiles, Apparel & Luxury Goods - 1.20%
Charles & Colvard, Ltd.*	50,521	59,110
Cherokee, Inc.	1,100	21,428
Culp, Inc.	51,016	1,364,678
Delta Apparel, Inc.*+	29,988	368,852
DGSE Cos., Inc.*+	38,800	58,976
Ever-Glory International Group, Inc.*	10,000	57,400
Lakeland Industries, Inc.*+	13,300	119,035
Perry Ellis International, Inc.*	65,000	1,505,400
Rocky Brands, Inc.	52,200	1,127,520
Superior Uniform Group, Inc.	10,000	189,700

		4,872,099

Thrifts & Mortgage Finance - 5.12%
Alliance Bancorp, Inc. of Pennsylvania	22,000	475,200
ASB Bancorp, Inc.*+	21,000	430,500
Bank Mutual Corp.	129,000	944,280
BankFinancial Corp.	76,279	1,002,306
Cape Bancorp, Inc.	42,102	402,495
Chicopee Bancorp, Inc.	26,500	447,320
Citizens Community Bancorp, Inc.	20,000	185,600
Eagle Bancorp Montana, Inc.	6,289	69,053
ESSA Bancorp, Inc.	37,400	479,468
Federal Agricultural Mortgage Corp., Class C	24,200	682,198
First Defiance Financial Corp.	44,900	1,473,618
First Financial Northwest, Inc.	61,600	760,760
Fox Chase Bancorp, Inc.	14,133	237,858
Guaranty Federal Bancshares, Inc.	20,856	306,583

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
Hampden Bancorp, Inc.	13,089	$289,660
Heritage Financial Group, Inc.	21,900	596,337
HF Financial Corp.+	12,000	177,240
Hingham Institution for Savings	2,500	247,500
HMN Financial, Inc.*	25,000	303,750
Home Bancorp, Inc.	48,000	1,020,960
HomeStreet, Inc.*+	78,555	1,439,128
HopFed Bancorp, Inc.	13,088	168,443
Lake Shore Bancorp, Inc.+	22,150	296,810
Louisiana Bancorp, Inc.+	19,000	401,470
Meta Financial Group, Inc.	17,155	681,568
Naugatuck Valley Financial Corp.*	28,501	261,639
New Hampshire Thrift Bancshares, Inc.	18,250	284,700
Northeast Community Bancorp, Inc.	55,658	386,823
Ocean Shore Holding Co.	51,837	763,559
OceanFirst Financial Corp.	29,200	504,284
Oneida Financial Corp.+	20,000	394,800
Provident Financial Holdings, Inc.	63,617	1,017,236
Pulaski Financial Corp.	43,500	538,095
Riverview Bancorp, Inc.*	67,406	306,697
Security National Financial Corp., Class A*	38,588	205,674
SI Financial Group, Inc.	34,276	416,111
Southern Missouri Bancorp, Inc.	100	1,887
Territorial Bancorp, Inc.	22,300	529,848
Timberland Bancorp, Inc.	24,222	262,809
United Community Bancorp	6,200	78,430
United Community Financial Corp.	137,800	752,388
Wayne Savings Bancshares, Inc.+	7,800	104,676
Westfield Financial, Inc.	64,100	495,493

		20,825,254

Trading Companies & Distributors - 0.74%
AeroCentury Corp.*+	10,900	144,534
BlueLinx Holdings, Inc.*	97,724	105,542
EnviroStar, Inc.+	35,000	104,300
General Finance Corp.*	65,600	529,392
Houston Wire & Cable Co.	52,900	514,717
Lawson Products, Inc.*	32,400	752,004
Titan Machinery, Inc.*+	18,000	240,300
Transcat, Inc.*+	5,000	48,700

www.bridgeway.com	19

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (continued)
Willis Lease Finance Corp.*		31,000	$575,980

			3,015,469

Water Utilities - 0.62%
Artesian Resources Corp., Class A		21,500	459,885
Cadiz, Inc.*+		36,700	376,359
York Water Co., (The)+		69,850	1,695,958

			2,532,202

Wireless Telecommunication Services - 0.36%
Boingo Wireless, Inc.*		120,000	904,800
Spok Holdings, Inc.		30,000	575,100

			1,479,900

TOTAL COMMON STOCKS - 99.11%			403,008,055

(Cost $283,359,047)

EXCHANGE TRADED FUND - 0.32%
iShares Micro-Cap ETF+		16,525	1,306,797

TOTAL EXCHANGE TRADED FUND - 0.32%			1,306,797

(Cost $442,002)

WARRANTS - 0.01%
Biotime, Inc., expire 10/01/18*+		16,058	32,116

TOTAL WARRANTS - 0.01%			32,116

(Cost $15,589)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.23%
Dreyfus Cash Management Fund	0.03%	936,574	936,574

TOTAL MONEY MARKET FUND - 0.23%			936,574

(Cost $936,574)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.42%
Dreyfus Cash Management Fund**	0.03%	42,363,094	42,363,094

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.42%			42,363,094

(Cost $42,363,094)

Value

TOTAL INVESTMENTS - 110.09%	$447,646,636

(Cost $327,116,306)
Liabilities in Excess of Other Assets - (10.09%)	(41,033,718)

NET ASSETS - 100.00%	$406,612,918

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2015.
^	Rate disclosed as of March 31, 2015.
+	This security or a portion of the security is out on loan as of March 31, 2015. Total loaned securities had a value of $40,313,126 as of March 31, 2015.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 03/31/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$403,008,055	$—	$ —	$403,008,055
Exchange Traded Fund	1,306,797	—	—	1,306,797
Warrants	32,116	—	—	32,116
Money Market Fund	—	936,574	—	936,574
Investments Purchased with Cash Proceeds from Securities Lending	—	42,363,094	—	42,363,094

TOTAL	$404,346,968	$43,299,668	$ —	$447,646,636

See Notes to Schedule of Investments.

20	Quarterly Report | March 31, 2015 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.38%
Aerospace & Defense - 1.08%
AAR Corp.	400	$12,280
Astronics Corp.*	150	11,055
Elbit Systems, Ltd.	450	32,495

		55,830

Air Freight & Logistics - 0.60%
Atlas Air Worldwide Holdings, Inc.*	250	10,755
Echo Global Logistics, Inc.*	250	6,815
UTi Worldwide, Inc.*	1,100	13,530

		31,100

Airlines - 0.67%
Allegiant Travel Co.	180	34,612

Auto Components - 1.48%
American Axle & Manufacturing Holdings, Inc.*	800	20,664
Cooper Tire & Rubber Co.	615	26,347
Drew Industries, Inc.	250	15,385
Fox Factory Holding Corp.*	400	6,136
Stoneridge, Inc.*	300	3,387
Superior Industries International, Inc.	250	4,732

		76,651

Beverages - 0.05%
MGP Ingredients, Inc.	200	2,692

Biotechnology - 6.07%
Acorda Therapeutics, Inc.*	450	14,976
AMAG Pharmaceuticals, Inc.*+	250	13,665
Amicus Therapeutics, Inc.*	1,000	10,880
Anacor Pharmaceuticals, Inc.*	450	26,033
BioSpecifics Technologies Corp.*	50	1,958
Bluebird Bio, Inc.*+	335	40,458
Chimerix, Inc.*	390	14,699
China Biologic Products, Inc.*	255	24,355
Dyax Corp.*	1,400	23,457
Dynavax Technologies Corp.*+	250	5,608
Esperion Therapeutics, Inc.*+	200	18,520
Exact Sciences Corp.*+	900	19,818
Neurocrine Biosciences, Inc.*	850	33,754
Ophthotech Corp.*+	350	16,286

Industry Company	Shares	Value

Biotechnology (continued)
OvaScience, Inc.*+	300	$10,419
Portola Pharmaceuticals, Inc.*	500	18,980
TESARO, Inc.*+	350	20,090

		313,956

Building Products - 0.74%
AAON, Inc.	550	13,492
Apogee Enterprises, Inc.	300	12,960
Griffon Corp.	550	9,586
New Home Co. Inc., (The)*	150	2,392

		38,430

Capital Markets - 1.37%
Diamond Hill Investment Group, Inc.	35	5,600
INTL FCStone, Inc.*	200	5,946
Marcus & Millichap, Inc.*	400	14,992
Piper Jaffray Cos.*	155	8,131
Westwood Holdings Group, Inc.	100	6,030
WisdomTree Investments, Inc.	1,400	30,044

		70,743

Chemicals - 1.24%
Chase Corp.	100	4,373
Innophos Holdings, Inc.	200	11,272
KMG Chemicals, Inc.	100	2,673
Sensient Technologies Corp.	500	34,440
Tredegar Corp.	350	7,038
Zep, Inc.	250	4,258

		64,054

Commercial Banks - 6.88%
Ameris Bancorp	295	7,785
Ames National Corp.	100	2,485
Banner Corp.	200	9,180
Bar Harbor Bankshares	50	1,628
Camden National Corp.	100	3,984
Capital City Bank Group, Inc.	200	3,250
Cardinal Financial Corp.	350	6,993
Central Pacific Financial Corp.	350	8,040
CU Bancorp*	100	2,275
Customers Bancorp, Inc.*	284	6,918
Eagle Bancorp, Inc.*	300	11,520
Enterprise Financial Services Corp.	200	4,132

www.bridgeway.com	21

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
First BanCorp. (Puerto Rico)*	2,200	$13,640
First Citizens BancShares, Inc., Class A	85	22,074
First Horizon National Corp.	2,430	34,725
First Merchants Corp.	400	9,416
Great Southern Bancorp, Inc.	150	5,908
Heartland Financial USA, Inc.	200	6,526
Heritage Oaks Bancorp	350	2,908
Hudson Valley Holding Corp.	200	5,112
Independent Bank Corp., MA	250	10,968
LNB Bancorp, Inc.	100	1,784
MainSource Financial Group, Inc.	200	3,928
Metro Bancorp, Inc.	150	4,136
MidWestOne Financial Group, Inc.	100	2,883
NewBridge Bancorp	350	3,122
OFG Bancorp	450	7,344
Palmetto Bancshares, Inc.+	150	2,850
Penns Woods Bancorp, Inc.	50	2,446
Pinnacle Financial Partners, Inc.	375	16,672
Preferred Bank	150	4,120
PrivateBancorp, Inc.	825	29,015
S&T Bancorp, Inc.	300	8,514
Sandy Spring Bancorp, Inc.	250	6,558
Seacoast Banking Corp. of Florida*	350	4,994
Stock Yards Bancorp, Inc.	150	5,164
Suffolk Bancorp	100	2,376
Tompkins Financial Corp.	150	8,078
United Bankshares, Inc.	725	27,246
Washington Trust Bancorp, Inc.	150	5,728
West Bancorporation, Inc.	150	2,984
Western Alliance Bancorp*	900	26,676

		356,085

Commercial Services & Supplies - 2.49%
ACCO Brands Corp.*	1,150	9,557
Deluxe Corp.	500	34,640
G&K Services, Inc., Class A	200	14,506
HNI Corp.	450	24,826
Knoll, Inc.	500	11,715
Multi-Color Corp.	150	10,400
UniFirst Corp.	150	17,654
Viad Corp.	200	5,564

		128,862

Industry Company	Shares	Value

Communications Equipment - 1.10%
Digi International, Inc.*	250	$2,495
Harmonic, Inc.*	1,000	7,410
Infinera Corp.*	1,350	26,554
InterDigital, Inc.	400	20,296

		56,755

Computers & Peripherals - 0.39%
Quantum Corp.*	2,750	4,400
Super Micro Computer, Inc.*	475	15,775

		20,175

Construction Materials - 0.06%
United States Lime & Minerals, Inc.	50	3,225

Distributors - 0.89%
Core-Mark Holding Co., Inc.	225	14,472
Pool Corp.	450	31,392

		45,864

Diversified Consumer Services - 0.75%
Bright Horizons Family Solutions, Inc.*	700	35,889
Liberty Tax, Inc.*+	100	2,783

		38,672

Diversified Financial Services - 1.55%
Janus Capital Group, Inc.	1,900	32,661
MarketAxess Holdings, Inc.	380	31,502
PennyMac Financial Services, Inc., Class A*	200	3,394
Sterling Bancorp	950	12,740

		80,297

Diversified Telecommunication Services - 0.95%
General Communication, Inc., Class A*	400	6,304
IDT Corp., Class B	200	3,550
Vonage Holdings Corp.*	2,200	10,802
West Corp.	850	28,670

		49,326

Electric Utilities - 3.95%
ALLETE, Inc.	450	23,742
El Paso Electric Co.	425	16,422
Empire District Electric Co. (The)	425	10,548
Hawaiian Electric Industries, Inc.	1,050	33,726
IDACORP, Inc.	510	32,064
MGE Energy, Inc.	350	15,512
Otter Tail Corp.	400	12,868

22	Quarterly Report | March 31, 2015 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Electric Utilities (continued)
PNM Resources, Inc.	800	$23,360
UIL Holdings Corp.	600	30,852
Unitil Corp.	150	5,216

		204,310

Electrical Equipment - 0.14%
Orbotech, Ltd.*	450	7,214

Electronic Equipment, Instruments & Components - 4.01%
Badger Meter, Inc.	150	8,991
Celestica, Inc.*	1,650	18,332
Coherent, Inc.*	250	16,240
GSI Group, Inc.*	350	4,662
Hollysys Automation Technologies Ltd+	600	11,922
IMAX Corp.*	700	23,597
Littelfuse, Inc.	225	22,363
Multi-Fineline Electronix, Inc.*	250	4,568
OSI Systems, Inc.*	200	14,852
PC Connection, Inc.	250	6,522
Rogers Corp.*	200	16,442
SYNNEX Corp.	400	30,900
WGL Holdings, Inc.	500	28,200

		207,591

Energy Equipment & Services - 0.57%
Portland General Electric Co.	790	29,301

Food & Staples Retailing - 0.81%
Ingles Markets, Inc., Class A	150	7,422
SUPERVALU, Inc.*	2,700	31,401
Village Super Market, Inc., Class A	100	3,144

		41,967

Food Products - 0.24%
Farmer Bros. Co.*	195	4,826
John B. Sanfilippo & Son, Inc.	100	4,310
Lifeway Foods, Inc.*	150	3,208

		12,344

Gas Utilities - 2.50%
Chesapeake Utilities Corp.	137	6,934
Laclede Group, Inc. (The)	450	23,049
New Jersey Resources Corp.	900	27,954
Northwest Natural Gas Co.	300	14,385

Industry Company	Shares	Value

Gas Utilities (continued)
Piedmont Natural Gas Co., Inc.	800	$29,528
Southwest Gas Corp.	475	27,631

		129,481

Health Care Equipment & Supplies - 5.08%
Abaxis, Inc.	210	13,463
ABIOMED, Inc.*	425	30,422
Analogic Corp.	125	11,363
AngioDynamics, Inc.*	350	6,227
AtriCure, Inc.*	300	6,147
Cantel Medical Corp.	450	21,375
CryoLife, Inc.	300	3,111
Cutera, Inc.*	150	1,938
Greatbatch, Inc.*	250	14,462
Hill-Rom Holdings, Inc.	600	29,400
ICU Medical, Inc.*	150	13,971
Inogen, Inc.*	200	6,398
Integra LifeSciences Holdings Corp.*	350	21,578
Natus Medical, Inc.*	350	13,814
Neogen Corp.*	400	18,692
NuVasive, Inc.*	500	22,995
NxStage Medical, Inc.*	650	11,245
OraSure Technologies, Inc.*	600	3,924
Zeltiq Aesthetics, Inc.*+	400	12,332

		262,857

Health Care Providers & Services - 2.34%
Amedisys, Inc.*	350	9,373
AMN Healthcare Services, Inc.*	500	11,535
Amsurg Corp.*	500	30,760
Bio-Reference Laboratories, Inc.*	300	10,572
Ensign Group, Inc. (The)	275	12,886
Genesis Healthcare, Inc.*	750	5,340
Healthways, Inc.*	350	6,895
National Healthcare Corp.	140	8,919
RadNet, Inc.*	450	3,780
Triple-S Management Corp., Class B*	250	4,970
U.S. Physical Therapy, Inc.	150	7,125
Universal American Corp.*	850	9,078

		121,233

Health Care Technology - 0.53%
Merge Healthcare, Inc.*	1,000	4,470
Omnicell, Inc.*	380	13,338

www.bridgeway.com	23

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care Technology (continued)
Quality Systems, Inc.	600	$9,588

		27,396

Hotels, Restaurants & Leisure - 5.76%
BJ’s Restaurants, Inc.*	250	12,612
Bob Evans Farms, Inc.	250	11,565
Carrols Restaurant Group, Inc.*	350	2,902
Cracker Barrel Old Country Store, Inc.	250	38,035
Denny’s Corp.*	850	9,690
Diamond Resorts International, Inc.*+	775	25,908
DineEquity, Inc.	200	21,402
Fiesta Restaurant Group, Inc.*	275	16,775
Marcus Corp. (The)	200	4,258
Marriott Vacations Worldwide Corp.	350	28,368
Nathan’s Famous, Inc.	50	2,708
Papa John’s International, Inc.	395	24,415
Penn National Gaming, Inc.*	800	12,528
Popeyes Louisiana Kitchen, Inc.*	250	14,955
Ruth’s Hospitality Group, Inc.	350	5,558
Sonic Corp.	550	17,435
Speedway Motorsports, Inc.	450	10,238
Vail Resorts, Inc.	375	38,782

		298,134

Household Durables - 0.49%
Bassett Furniture Industries, Inc.	100	2,852
Hooker Furniture Corp.	100	1,905
Libbey, Inc.	225	8,980
Universal Electronics, Inc.*	150	8,466
ZAGG, Inc.*	350	3,034

		25,237

Household Products - 0.36%
Central Garden & Pet Co.,
Class A*	500	5,310
WD-40 Co.	150	13,281

		18,591

Insurance - 3.51%
Atlas Financial Holdings, Inc.*	150	2,651

Industry Company	Shares	Value

Insurance (continued)
Donegal Group, Inc., Class A	300	$4,716
EMC Insurance Group, Inc.	150	5,070
Endurance Specialty Holdings, Ltd.	450	27,513
FBL Financial Group, Inc., Class A	250	15,502
Hallmark Financial Services, Inc.*	200	2,120
Mercury General Corp.	550	31,762
Montpelier Re Holdings, Ltd.	450	17,298
Navigators Group, Inc. (The)*	150	11,676
RLI Corp.	450	23,584
Safety Insurance Group, Inc.	150	8,962
State Auto Financial Corp.	400	9,716
United Fire Group, Inc.	250	7,942
United Insurance Holdings Corp.	200	4,500
Universal Insurance Holdings, Inc.	350	8,956

		181,968

Internet & Catalog Retail - 0.14%
EVINE Live, Inc.*	600	4,026
PetMed Express, Inc.+	200	3,304

		7,330

Internet Software & Services - 1.24%
Bazaarvoice, Inc.*+	800	4,520
Carbonite, Inc.*	300	4,290
Cimpress NV*	325	27,424
comScore, Inc.*	350	17,920
Internap Corp.*	600	6,138
TechTarget, Inc.*	350	4,036

		64,328

IT Services - 0.70%
ExlService Holdings, Inc.*	350	13,020
Science Applications International Corp.	450	23,108

		36,128

Leisure Equipment & Products - 0.17%
Johnson Outdoors, Inc., Class A	100	3,311
Nautilus, Inc.*	350	5,344

		8,655

24	Quarterly Report | March 31, 2015 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services - 0.40%
Affymetrix, Inc.*	750	$9,420
Harvard Bioscience, Inc.*	350	2,037
Pacific Biosciences of California, Inc.*	750	4,380
Sequenom, Inc.*+	1,200	4,740

		20,577

Machinery - 0.95%
Federal Signal Corp.	650	10,264
Hurco Companies, Inc.	75	2,470
Lydall, Inc.*	200	6,344
Miller Industries, Inc.	100	2,450
Mueller Water Products, Inc., Class A	1,650	16,252
Tennant Co.	175	11,440

		49,220

Marine - 0.37%
Matson, Inc.	450	18,972

Media - 1.27%
AMC Entertainment Holdings, Inc., Class A	200	7,098
Meredith Corp.	400	22,308
National CineMedia, Inc.	650	9,815
New Media Investment Group, Inc.	450	10,768
Reading International, Inc., Class A*	250	3,362
Scholastic Corp.	300	12,282

		65,633

Metals & Mining - 0.32%
Century Aluminum Co.*	900	12,420
Handy & Harman, Ltd.*	100	4,106

		16,526

Multi-Utilities - 0.90%
Avista Corp.	625	21,362
NorthWestern Corp.	465	25,012

		46,374

Oil, Gas & Consumable Fuels - 0.79%
DHT Holdings, Inc.	950	6,631
Nordic American Tankers, Ltd.+	900	10,719
ONE Gas, Inc.	550	23,776

		41,126

Paper & Forest Products - 1.07%
Boise Cascade Co.*	425	15,920

Industry Company	Shares	Value

Paper & Forest Products (continued)
Clearwater Paper Corp.*	190	$12,407
Neenah Paper, Inc.	155	9,694
Resolute Forest Products, Inc.*	1,000	17,250

		55,271

Personal Products - 0.58%
IGI Laboratories, Inc.*+	550	4,488
Medifast, Inc.*	100	2,997
Revlon, Inc., Class A*	550	22,660

		30,145

Pharmaceuticals - 1.26%
Cempra, Inc.*	450	15,440
Impax Laboratories, Inc.*	750	35,152
Intra-Cellular Therapies, Inc.*+	300	7,164
La Jolla Pharmaceutical Co.*	150	2,745
XenoPort, Inc.*	650	4,628

		65,129

Professional Services - 1.55%
CRA International, Inc.*	100	3,112
Exponent, Inc.	125	11,112
FTI Consulting, Inc.*	400	14,984
Heartland Express, Inc.	920	21,859
Heidrick & Struggles International, Inc.	200	4,916
Insperity, Inc.	250	13,072
Resources Connection, Inc.	400	7,000
VSE Corp.	50	4,094

		80,149

Real Estate Investment Trusts (REITs) - 15.42%
Agree Realty Corp.	150	4,946
Alexander’s, Inc.	50	22,829
American Assets Trust, Inc.	450	19,476
Armada Hoffler Properties, Inc.	400	4,264
Ashford Hospitality Trust, Inc.	950	9,139
Associated Estates Realty Corp.	600	14,808
Aviv REIT, Inc.	580	21,170
Cedar Realty Trust, Inc.	850	6,366
CoreSite Realty Corp.	210	10,223
CyrusOne, Inc.	400	12,448
DCT Industrial Trust, Inc.	900	31,194
DuPont Fabros Technology, Inc.	825	26,961

www.bridgeway.com	25

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Education Realty Trust, Inc.	516	$18,256
Empire State Realty Trust, Inc., Class A	1,050	19,750
Equity One, Inc.	1,285	34,297
Excel Trust, Inc.	650	9,113
FelCor Lodging Trust, Inc.	1,350	15,512
First Industrial Realty Trust, Inc.	1,150	24,644
Franklin Street Properties Corp.	1,050	13,461
Geo Group, Inc. (The)	750	32,805
Gramercy Property Trust, Inc.	487	13,670
Healthcare Realty Trust, Inc.	1,020	28,336
Hudson Pacific Properties, Inc.	800	26,552
Independence Realty Trust, Inc.	350	3,322
Kite Realty Group Trust	850	23,944
LTC Properties, Inc.	375	17,250
Medical Properties Trust, Inc.	2,125	31,322
Monmouth Real Estate Investment Corp.+	600	6,666
National Health Investors, Inc.	375	26,629
One Liberty Properties, Inc.	150	3,663
Piedmont Office Realty Trust, Inc., Class A	1,650	30,706
Post Properties, Inc.	550	31,312
Preferred Apartment Communities, Inc., Class A	200	2,164
PS Business Parks, Inc.	265	22,006
QTS Realty Trust, Inc., Class A	300	10,923
Retail Opportunity Investments Corp.	950	17,385
Rexford Industrial Realty, Inc.	550	8,696
Ryman Hospitality Properties, Inc.	510	31,064
Sabra Health Care REIT, Inc.	600	19,890
Saul Centers, Inc.	200	11,440
Sovran Self Storage, Inc.	345	32,409
STAG Industrial, Inc.	650	15,288
Summit Hotel Properties, Inc.	950	13,366
Terreno Realty Corp.	450	10,260
Urstadt Biddle Properties, Inc., Class A	350	8,071

		797,996

Industry Company	Shares	Value

Real Estate Management & Development - 0.06%
Consolidated-Tomoka Land Co.	50	$2,983

Road & Rail - 0.21%
Covenant Transportation Group, Inc., Class A*	150	4,974
P.A.M. Transportation Services, Inc.*	100	5,727

		10,701

Semiconductors & Semiconductor Equipment - 5.61%
Alpha & Omega
Semiconductor, Ltd.*	250	2,228
Ambarella, Inc.*+	300	22,713
Brooks Automation, Inc.	700	8,141
Cabot Microelectronics Corp.*	250	12,492
Cypress Semiconductor Corp.	3,297	46,521
DSP Group, Inc.*	200	2,396
Entegris, Inc.*	1,500	20,535
Inphi Corp.*	400	7,132
Integrated Device Technology, Inc.*	1,550	31,031
Integrated Silicon Solution, Inc.	315	5,635
Kulicke & Soffa Industries, Inc.*	800	12,504
M/A-COM Technology Solutions Holdings, Inc.*	550	20,493
Micrel, Inc.	600	9,048
Microsemi Corp.*	1,000	35,400
Pericom Semiconductor Corp.	250	3,868
PMC - Sierra, Inc.*	2,150	19,952
Tessera Technologies, Inc.	525	21,147
Tower Semiconductor, Ltd.*+	550	9,339

		290,575

Software - 2.54%
Blackbaud, Inc.	500	23,690
Ellie Mae, Inc.*	300	16,593
Fair Isaac Corp.	325	28,834
Fleetmatics Group PLC*	400	17,940
Monotype Imaging Holdings, Inc.	400	13,056
Take-Two Interactive Software, Inc.*	880	22,400
VASCO Data Security International, Inc.*+	415	8,939

		131,452

26	Quarterly Report | March 31, 2015 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Specialty Retail - 2.82%
America’s Car-Mart, Inc.*	100	$5,425
Asbury Automotive Group, Inc.*	300	24,930
Build-A-Bear Workshop, Inc.*	200	3,930
Cato Corp., Class A (The)	250	9,900
Kirkland’s, Inc.*	200	4,750
Lithia Motors, Inc., Class A	250	24,852
MarineMax, Inc.*	250	6,628
Murphy USA, Inc.*	475	34,376
Select Comfort Corp.*	550	18,958
Zumiez, Inc.*	300	12,075

		145,824

Textiles, Apparel & Luxury Goods - 0.75%
Culp, Inc.	150	4,012
G-III Apparel Group, Ltd.*	230	25,910
Superior Uniform Group, Inc.	100	1,897
Unifi, Inc.*	200	7,218

		39,037

Thrifts & Mortgage Finance - 0.61%
BankFinancial Corp.	250	3,285
Brookline Bancorp, Inc.	700	7,035
First Defiance Financial Corp.	100	3,282
Heritage Financial Group, Inc.	100	2,723
Meridian Bancorp, Inc.*	606	7,981
United Community Financial Corp.	550	3,003
Waterstone Financial, Inc.	350	4,494

		31,803

Trading Companies & Distributors - 0.04%
Lawson Products, Inc.*	100	2,321

Water Utilities - 0.91%
American States Water Co.	400	15,956
Artesian Resources Corp., Class A	100	2,139
California Water Service Group	500	12,255
Connecticut Water Service, Inc.	100	3,633
Middlesex Water Co.	150	3,414
SJW Corp.	200	6,182
York Water Co., (The)	150	3,642

		47,221

Industry Company		Shares	Value

Wireless Telecommunication Services - 0.05%
Boingo Wireless, Inc.*		350	$2,639

TOTAL COMMON STOCKS - 99.38%			5,143,068

(Cost $4,695,206)

EXCHANGE TRADED FUND - 0.74%
iShares Russell 2000 ETF+		310	38,548

TOTAL EXCHANGE TRADED FUND - 0.74%			38,548

(Cost $37,627)

Rate^		Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.54%
Dreyfus Cash Management Fund**	0.03%	286,460	286,460

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.54%			286,460

(Cost $286,460)

TOTAL INVESTMENTS - 105.66%			$5,468,076
(Cost $5,019,293)
Liabilities in Excess of Other Assets - (5.66%)			(292,725)

NET ASSETS - 100.00%			$5,175,351

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2015.
^	Rate disclosed as of March 31, 2015.
+	This security or a portion of the security is out on loan as of March 31, 2015. Total loaned securities had a value of $274,928 as of March 31, 2015.

PLC - Public Limited Company

www.bridgeway.com	27

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2015 (See Note 2 in Notes to Schedule of Investments):
	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$5,143,068	$—	$ —	$5,143,068
Exchange Traded Fund	38,548	—	—	38,548
Investments Purchased with Cash Proceeds from Securities Lending	—	286,460	—	286,460

TOTAL	$5,181,616	$286,460	$ —	$5,468,076

See Notes to Schedule of Investments.

28	Quarterly Report | March 31, 2015 (Unaudited)

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.48%
Airlines - 2.38%
Hawaiian Holdings, Inc.*+	28,300	$623,308
Republic Airways Holdings, Inc.*	17,700	243,375

		866,683

Auto Components - 1.45%
Tenneco, Inc.*	9,200	528,264

Biotechnology - 4.10%
CTI BioPharma Corp.*+	73,500	133,035
Insys Therapeutics, Inc.*+	8,100	470,853
MiMedx Group, Inc.*+	36,000	374,400
PDL BioPharma, Inc.	72,700	511,444

		1,489,732

Building Products - 1.44%
NCI Building Systems, Inc.*	30,400	525,312

Capital Markets - 0.36%
FXCM, Inc., Class A+	27,200	57,936
RCS Capital Corp., Class A+	6,800	72,352

		130,288

Chemicals - 1.44%
Ferro Corp.*	41,600	522,080

Communications Equipment - 1.21%
InterDigital, Inc.	8,700	441,438

Computers & Peripherals - 2.78%
Dot Hill Systems Corp.*	101,100	535,830
Super Micro Computer, Inc.*	14,300	474,903

		1,010,733

Containers & Packaging - 1.31%
Graphic Packaging Holding Co.	32,800	476,912

Diversified Consumer Services - 2.12%
Grand Canyon Education, Inc.*	10,100	437,330
K12, Inc.*	21,200	333,264

		770,594

Diversified Financial Services - 1.44%
MarketAxess Holdings, Inc.	6,300	522,270

Diversified Telecommunication Services - 0.92%
Inteliquent, Inc.	21,300	335,262

Electronic Equipment, Instruments & Components - 2.37%
Benchmark Electronics, Inc.*	8,800	211,464

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc.	11,900	$559,776
MTS Systems Corp.	1,200	90,780

		862,020

Energy Equipment & Services - 1.50%
Basic Energy Services, Inc.*	78,800	546,084

Food Products - 3.50%
Cal-Maine Foods, Inc.+	15,400	601,524
Fresh Del Monte Produce, Inc.	15,400	599,214
Sanderson Farms, Inc.+	900	71,685

		1,272,423

Health Care Equipment & Supplies - 5.49%
ABIOMED, Inc.*	8,900	637,062
LDR Holding Corp.*+	2,300	84,272
Masimo Corp.*	7,700	253,946
Thoratec Corp.*	13,500	565,515
Vascular Solutions, Inc.*	3,300	100,056
Zeltiq Aesthetics, Inc.*+	11,600	357,628

		1,998,479

Health Care Providers & Services - 11.06%
Air Methods Corp.*	11,000	512,490
Amsurg Corp.*	8,500	522,920
Chemed Corp.	4,500	537,300
Five Star Quality Care, Inc.*	43,600	193,584
Genesis Healthcare, Inc.*	43,400	309,008
HealthSouth Corp.	10,300	456,908
Magellan Health, Inc.*	8,100	573,642
RadNet, Inc.*	61,500	516,600
Triple-S Management Corp., Class B*	20,100	399,588

		4,022,040

Hotels, Restaurants & Leisure - 5.61%
Fiesta Restaurant Group, Inc.*	6,800	414,800
Ignite Restaurant Group, Inc.*	20,000	97,000
Papa John’s International, Inc.	8,500	525,385
Red Robin Gourmet Burgers, Inc.*	6,200	539,400
Texas Roadhouse, Inc.	12,700	462,661

		2,039,246

Internet Software & Services - 4.47%
Cimpress NV*	6,800	573,784
Constant Contact, Inc.*	9,400	359,174

www.bridgeway.com	29

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Internet Software & Services (continued)
Envestnet, Inc.*	2,300	$128,984
RetailMeNot, Inc.*+	31,400	565,514

		1,627,456

IT Services - 5.98%
Lionbridge Technologies, Inc.*	88,100	503,932
Luxoft Holding, Inc.*	10,800	558,792
MAXIMUS, Inc.	8,400	560,784
Syntel, Inc.*	10,700	553,511

		2,177,019

Leisure Equipment & Products - 1.22%
Smith & Wesson Holding Corp.*+	34,800	443,004

Life Sciences Tools & Services - 3.11%
Cambrex Corp.*	14,600	578,598
PAREXEL International Corp.*	8,000	551,920

		1,130,518

Machinery - 3.31%
Greenbrier Companies., Inc. (The)+	10,400	603,200
Wabash National Corp.*	6,300	88,830
Xerium Technologies, Inc.*	31,600	512,552

		1,204,582

Metals & Mining - 4.67%
Commercial Metals Co.	35,900	581,221
Kaiser Aluminum Corp.	6,900	530,541
U.S. Silica Holdings, Inc.	16,500	587,565

		1,699,327

Personal Products - 1.50%
USANA Health Sciences, Inc.*+	4,900	544,488

Professional Services - 2.81%
Barrett Business Services, Inc.	13,300	569,772
Kforce, Inc.	20,300	452,893

		1,022,665

Real Estate Investment Trusts (REITs) - 0.46%
Saul Centers, Inc.	2,900	165,880

Real Estate Management & Development - 2.40%
Altisource Portfolio Solutions SA*+	29,900	384,813

Industry Company	Shares	Value

Real Estate Management & Development (continued)
Kennedy-Wilson Holdings, Inc.	18,700	$488,818

		873,631

Road & Rail - 2.30%
Knight Transportation, Inc.	13,700	441,825
Saia, Inc.*	8,950	396,485

		838,310

Semiconductors & Semiconductor Equipment - 1.27%
Cascade Microtech, Inc.*	34,000	461,720

Software - 5.54%
ACI Worldwide, Inc.*	4,300	93,138
Aspen Technology, Inc.*	8,900	342,561
Fair Isaac Corp.	6,100	541,192
Manhattan Associates, Inc.*	10,100	511,161
Pegasystems, Inc.	5,200	113,100
Take-Two Interactive Software, Inc.*	16,200	412,371

		2,013,523

Specialty Retail - 5.80%
Christopher & Banks Corp.*	13,300	73,948
Conn’s, Inc.*+	19,100	578,348
Lithia Motors, Inc., Class A	5,700	566,637
Outerwall, Inc.+	3,900	257,868
Pier 1 Imports, Inc.+	4,200	58,716
Sears Hometown & Outlet Stores, Inc.*	8,500	65,620
Select Comfort Corp.*	14,800	510,156

		2,111,293

Textiles, Apparel & Luxury Goods - 1.64%
G-III Apparel Group, Ltd.*	5,300	597,045

Thrifts & Mortgage Finance - 2.52%
BofI Holding, Inc.*	5,700	530,328
Meridian Bancorp, Inc.*	29,200	384,564

		914,892

TOTAL COMMON STOCKS - 99.48%		36,185,213

(Cost $30,823,368)

30	Quarterly Report | March 31, 2015 (Unaudited)

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company		Shares	Value

EXCHANGE TRADED FUND - 0.50%
Exchange Traded Fund - 0.50%
iShares Russell 2000 Growth ETF+		1,200	$181,860

TOTAL EXCHANGE TRADED FUND - 0.50%			181,860

(Cost $165,274)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.00%
Dreyfus Cash Management Fund	0.03%	592	592

TOTAL MONEY MARKET FUND - 0.00%			592

(Cost $592)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 14.74%
Dreyfus Cash Management Fund**	0.03%	5,360,810	5,360,810

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 14.74%			5,360,810

(Cost $5,360,810)

TOTAL INVESTMENTS - 114.72%			$41,728,475
(Cost $36,350,044)
Liabilities in Excess of Other Assets - (14.72%)			(5,355,509)

NET ASSETS - 100.00%			$36,372,966

*    Non-income producing security.

**  This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2015.

^    Rate disclosed as of March 31, 2015.

+   This security or a portion of the security is out on loan as of March 31, 2015. Total loaned securities had a value of $5,232,418 as of March 31, 2015.

Summary of inputs used to value the Fund’s investments as of 03/31/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$36,185,213	$—	$ —	$36,185,213
Exchange Traded Fund	181,860	—	—	181,860
Money Market Fund	—	592	—	592
Investments Purchased with Cash Proceeds from Securities Lending	—	5,360,810	—	5,360,810

TOTAL	$36,367,073	$5,361,402	$ —	$41,728,475

See Notes to Schedule of Investments.

www.bridgeway.com	31

Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 100.22%
Aerospace & Defense - 1.24%
Curtiss-Wright Corp.	12,900	$953,826

Air Freight & Logistics - 2.12%
Atlas Air Worldwide Holdings, Inc.*	16,200	696,924
XPO Logistics, Inc.*+	20,500	932,135

		1,629,059

Airlines - 4.57%
Hawaiian Holdings, Inc.*+	41,100	905,227
JetBlue Airways Corp.*+	67,400	1,297,450
Republic Airways Holdings, Inc.*	60,900	837,375
SkyWest, Inc.	31,700	463,137

		3,503,189

Auto Components - 0.94%
Strattec Security Corp.	9,800	723,632

Biotechnology - 0.87%
PDL BioPharma, Inc.	94,400	664,104

Capital Markets - 0.99%
Calamos Asset Management, Inc., Class A	56,500	759,925

Commercial Banks - 8.07%
First BanCorp.*	118,000	731,600
FNB Corp.	53,100	697,734
Independent Bank Corp., MA	17,200	754,564
PrivateBancorp, Inc.	31,000	1,090,270
Talmer Bancorp, Inc., Class A	54,900	840,794
United Community Banks, Inc.	51,200	966,656
Webster Financial Corp.	29,800	1,104,090

		6,185,708

Commercial Services & Supplies - 2.37%
ACCO Brands Corp.*	85,600	711,336
Multi-Color Corp.	15,900	1,102,347

		1,813,683

Consumer Finance - 1.63%
Cash America International, Inc.	22,200	517,260
Nelnet, Inc., Class A	15,400	728,728

		1,245,988

Industry Company	Shares	Value

Containers & Packaging - 0.95%
Graphic Packaging Holding Co.	50,100	$728,454

Distributors - 1.35%
Core-Mark Holding Co., Inc.	16,100	1,035,552

Diversified Consumer Services - 1.62%
Matthews International Corp., Class A	24,100	1,241,391

Diversified Financial Services - 1.76%
Enova International, Inc.*	20,313	399,963
PHH Corp.*	39,300	949,881

		1,349,844

Diversified Telecommunication Services - 0.68%
Intelsat SA*+	43,200	518,400

Electric Utilities - 0.68%
Empire District Electric Co. (The)	21,000	521,220

Electronic Equipment, Instruments & Components - 3.04%
Sanmina Corp.*	58,700	1,419,953
TTM Technologies, Inc.*	101,500	914,515

		2,334,468

Food & Staples Retailing - 1.10%
Ingles Markets, Inc., Class A	17,100	846,108

Gas Utilities - 2.06%
Chesapeake Utilities Corp.	11,900	602,259
New Jersey Resources Corp.	31,400	975,284

		1,577,543

Health Care Equipment & Supplies - 1.37%
Greatbatch, Inc.*	18,200	1,052,870

Health Care Providers & Services - 4.67%
Bio-Reference Laboratories, Inc.*	23,500	828,140
Magellan Health, Inc.*	18,200	1,288,924
Owens & Minor, Inc.	23,500	795,240
RadNet, Inc.*	79,887	671,051

		3,583,355

Hotels, Restaurants & Leisure - 4.21%
BJ’s Restaurants, Inc.*+	15,000	756,750
Cracker Barrel Old Country Store, Inc.	5,400	821,556

32	Quarterly Report | March 31, 2015 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Isle of Capri Casinos, Inc.*	62,700	$880,935
Penn National Gaming, Inc.*+	49,100	768,906

		3,228,147

Insurance - 8.82%
AmTrust Financial Services, Inc.+	13,600	774,996
CNO Financial Group, Inc.	54,400	936,768
Fidelity & Guaranty Life	34,000	720,800
Maiden Holdings, Ltd.	67,500	1,001,025
Navigators Group, Inc. (The)*	6,700	521,528
OneBeacon Insurance Group, Ltd., Class A	60,220	915,946
Selective Insurance Group, Inc.	27,500	798,875
Symetra Financial Corp.	46,500	1,090,890

		6,760,828

Internet & Catalog Retail - 0.82%
Lands’ End, Inc.*+	17,600	631,488

Internet Software & Services - 0.76%
EarthLink Holdings Corp.	132,000	586,080

IT Services - 1.30%
Unisys Corp.*	42,900	995,709

Life Sciences Tools & Services - 1.25%
Cambrex Corp.*	24,100	955,083

Machinery - 4.32%
Greenbrier Companies., Inc. (The)+	11,700	678,600
Lydall, Inc.*	31,000	983,320
Meritor, Inc.*	66,400	837,304
Standex International Corp.	9,900	813,087

		3,312,311

Marine - 1.25%
Matson, Inc.	22,800	961,248

Metals & Mining - 2.22%
Century Aluminum Co.*	34,800	480,240
Kaiser Aluminum Corp.	12,200	938,058
Noranda Aluminum Holding Corp.	95,500	283,635

		1,701,933

Multi-Utilities - 1.06%
Black Hills Corp.	16,100	812,084

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels - 6.38%
Alon USA Energy, Inc.	48,600	$805,302
Energy XXI, Ltd.+	31,100	113,204
Green Plains, Inc.	49,900	1,424,645
Pacific Ethanol, Inc.*+	36,800	397,072
Renewable Energy Group, Inc.*	77,000	709,940
REX American Resources Corp.*	15,800	960,798
Stone Energy Corp.*	32,966	483,941

		4,894,902

Paper & Forest Products - 1.12%
Neenah Paper, Inc.	13,700	856,798

Real Estate Investment Trusts (REITs) - 9.15%
Chambers Street Properties	89,500	705,260
Education Realty Trust, Inc.	26,233	928,124
EPR Properties	15,700	942,471
FelCor Lodging Trust, Inc.	81,000	930,690
Government Properties Income Trust	34,300	783,755
Hudson Pacific Properties, Inc.	32,300	1,072,037
Inland Real Estate Corp.	75,500	807,095
Ramco-Gershenson Properties Trust	45,400	844,440

		7,013,872

Road & Rail - 1.31%
Werner Enterprises, Inc.	32,000	1,005,120

Semiconductors & Semiconductor Equipment - 1.71%
Amkor Technology, Inc.*	148,000	1,307,580

Software - 2.43%
Mentor Graphics Corp.	35,000	841,050
Take-Two Interactive Software, Inc.*	40,300	1,025,836

		1,866,886

Specialty Retail - 2.92%
Build-A-Bear Workshop, Inc.*	29,750	584,587
Outerwall, Inc.+	12,600	833,112
Stage Stores, Inc.	35,800	820,536

		2,238,235

Textiles, Apparel & Luxury Goods - 1.72%
Skechers U.S.A., Inc., Class A*	18,300	1,315,953

www.bridgeway.com	33

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Thrifts & Mortgage Finance - 3.54%
Capitol Federal Financial, Inc.		71,900	$898,750
Clifton Bancorp, Inc.		28,900	407,779
Flagstar Bancorp, Inc.*		48,900	709,539
Home Loan Servicing Solutions, Ltd.+		42,400	701,296

			2,717,364

Trading Companies & Distributors - 0.79%
Rush Enterprises, Inc., Class A*		22,100	604,656

Water Utilities - 1.06%
California Water Service Group		33,000	808,830

TOTAL COMMON STOCKS - 100.22%			76,843,426

(Cost $70,952,480)

Rate^		Shares	Value

MONEY MARKET FUND - 0.18%
Dreyfus Cash Management Fund	0.03%	138,449	138,449

TOTAL MONEY MARKET FUND - 0.18%			138,449

(Cost $138,449)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.09%
Dreyfus Cash Management Fund**	0.03%	6,970,736	6,970,736

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.09%			6,970,736

(Cost $6,970,736)

Total Investments - 109.49%			$83,952,611

(Cost $78,061,665)
Liabilities in Excess of Other Assets - (9.49%)			(7,275,370)

NET ASSETS - 100.00%			$76,677,241

*    Non-income producing security.

**  This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2015.

^   Rate disclosed as of March 31, 2015.

+   This security or a portion of the security is out on loan as of March 31, 2015. Total loaned securities had a value of $6,759,793 as of March 31, 2015.

Summary of inputs used to value the Fund’s investments as of 03/31/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$76,843,426	$—	$ —	$76,843,426
Money Market Fund	—	138,449	—	138,449
Investments Purchased with Cash Proceeds from Securities Lending	—	6,970,736	—	6,970,736

TOTAL	$76,843,426	$7,109,185	$ —	$83,952,611

See Notes to Schedule of Investments

34	Quarterly Report | March 31, 2015 (Unaudited)

Large-Cap Growth Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.16%
Aerospace & Defense - 3.01%
Honeywell International, Inc.	13,400	$1,397,754
Huntington Ingalls Industries, Inc.	8,800	1,233,320
Lockheed Martin Corp.	7,000	1,420,720

		4,051,794

Airlines - 5.33%
Alaska Air Group, Inc.	15,900	1,052,262
Delta Air Lines, Inc.	38,900	1,748,944
Southwest Airlines Co.	39,700	1,758,710
United Continental Holdings, Inc.*	38,800	2,609,300

		7,169,216

Auto Components - 1.54%
Delphi Automotive PLC	8,400	669,816
Lear Corp.	12,600	1,396,332

		2,066,148

Automobiles - 0.39%
Ford Motor Co.	32,400	522,936

Beverages - 2.59%
Constellation Brands, Inc., Class A*	6,700	778,607
Monster Beverage Corp.*	11,500	1,591,542
PepsiCo, Inc.	11,600	1,109,192

		3,479,341

Biotechnology - 3.59%
Amgen, Inc.	3,800	607,430
Gilead Sciences, Inc.*	15,500	1,521,015
Incyte Corp. Ltd*	11,300	1,035,758
Regeneron Pharmaceuticals, Inc.*	3,700	1,670,476

		4,834,679

Chemicals - 3.88%
Airgas, Inc.	9,400	997,434
Celanese Corp.	10,500	586,530
Dow Chemical Co. (The)	18,500	887,630
LyondellBasell Industries NV, Class A	5,600	491,680
Praxair, Inc.	6,400	772,736
Sherwin-Williams Co. (The)	5,200	1,479,400

		5,215,410

Commercial Services & Supplies - 1.95%
Cintas Corp.	15,400	1,257,102

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
Waste Management, Inc.	25,200	$1,366,596

		2,623,698

Communications Equipment - 0.44%
F5 Networks, Inc.*	5,100	586,194

Computers & Peripherals - 2.44%
Apple, Inc.	21,700	2,700,131
Hewlett-Packard Co.	18,900	588,924

		3,289,055

Consumer Finance - 2.62%
Navient Corp.	41,300	839,629
Santander Consumer USA
Holdings, Inc.	54,500	1,261,130
Synchrony Financial*	47,000	1,426,450

		3,527,209

Containers & Packaging - 0.45%
Packaging Corp. of America	7,700	602,063

Diversified Financial Services - 1.32%
McGraw Hill Financial, Inc.	7,300	754,820
Voya Financial, Inc.	23,600	1,017,396

		1,772,216

Diversified Telecommunication Services - 0.65%
Verizon Communications, Inc.	17,900	870,477

Electronic Equipment, Instruments & Components - 1.26%
Amphenol Corp., Class A	28,800	1,697,184

Energy Equipment & Services - 0.69%
Halliburton Co.	21,300	934,644

Food & Staples Retailing - 5.50%
Costco Wholesale Corp.	5,600	848,372
Kroger Co. (The)	33,700	2,583,442
Rite Aid Corp.*	208,500	1,811,865
Sysco Corp.	35,500	1,339,415
Walgreens Boots Alliance, Inc.	9,700	821,396

		7,404,490

Food Products - 1.11%
Keurig Green Mountain, Inc.	4,900	547,477
Pilgrim’s Pride Corp.+	42,000	948,780

		1,496,257

www.bridgeway.com	35

Large-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Gas Utilities - 0.31%
ONEOK, Inc.	8,700	$419,688

Health Care Equipment & Supplies - 0.51%
C.R. Bard, Inc.	4,100	686,135

Health Care Providers & Services - 5.20%
Cardinal Health, Inc.	14,600	1,317,942
Centene Corp.*	14,200	1,003,798
Cigna Corp.	10,500	1,359,120
DaVita HealthCare Partners, Inc.*	8,500	690,880
Envision Healthcare
Holdings, Inc.*	31,300	1,200,355
HCA Holdings, Inc.*	19,000	1,429,370

		7,001,465

Hotels, Restaurants & Leisure - 2.06%
Chipotle Mexican Grill, Inc.*	1,000	650,540
Hilton Worldwide Holdings, Inc.*	48,000	1,421,760
Marriott International, Inc., Class A	8,700	698,784

		2,771,084

Household Durables - 1.58%
Harman International
Industries, Inc.	5,500	734,965
Jarden Corp.*	26,300	1,391,270

		2,126,235

Industrial Conglomerates - 0.45%
Danaher Corp.	7,200	611,280

Insurance - 3.62%
Arch Capital Group, Ltd.*	21,800	1,342,880
Marsh & McLennan Cos., Inc.	14,400	807,696
Reinsurance Group of America, Inc.	13,900	1,295,341
Travelers Cos., Inc. (The)	13,200	1,427,316

		4,873,233

Internet & Catalog Retail - 0.43%
Priceline Group, Inc. (The)*	500	582,075

IT Services - 6.02%
Accenture PLC, Class A	7,100	665,199
Automatic Data Processing, Inc.	7,000	599,480
Broadridge Financial Solutions, Inc.	32,300	1,776,823
Cognizant Technology Solutions Corp., Class A*	11,800	736,202

Industry Company	Shares	Value

IT Services (continued)
Computer Sciences Corp.	11,200	$731,136
Fiserv, Inc.*	10,000	794,000
International Business Machines Corp.	2,800	449,400
Paychex, Inc.	33,600	1,667,064
Visa, Inc., Class A	10,400	680,264

		8,099,568

Leisure Equipment & Products - 0.46%
Polaris Industries, Inc.	4,400	620,840

Life Sciences Tools & Services - 1.69%
Illumina, Inc.*	5,500	1,021,020
Quintiles Transnational
Holdings, Inc.*	18,600	1,245,642

		2,266,662

Machinery - 1.39%
Stanley Black & Decker, Inc.	14,900	1,420,864
Trinity Industries, Inc.+	12,800	454,528

		1,875,392

Media - 2.99%
Comcast Corp., Class A	15,800	892,226
FactSet Research Systems, Inc.	10,000	1,592,000
Walt Disney Co. (The)	14,600	1,531,394

		4,015,620

Oil, Gas & Consumable Fuels - 5.27%
Chesapeake Energy Corp.+	104,500	1,479,720
Marathon Petroleum Corp.	12,500	1,279,875
Tesoro Corp.	33,000	3,012,570
Valero Energy Corp.	20,700	1,316,934

		7,089,099

Pharmaceuticals - 1.80%
Actavis PLC*	5,000	1,488,100
Perrigo Co. PLC	5,600	927,080
		2,415,180

Professional Services - 0.94%
Robert Half International, Inc.	20,800	1,258,816

Real Estate Investment Trusts (REITs) - 0.55%
Federal Realty Investment Trust	5,000	736,050

Road & Rail - 1.52%
Avis Budget Group, Inc.*	10,000	590,150

36	Quarterly Report | March 31, 2015 (Unaudited)

Large-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Road & Rail (continued)
Union Pacific Corp.	13,400	$1,451,354

		2,041,504

Semiconductors & Semiconductor Equipment - 6.91%
Avago Technologies Ltd.	13,100	1,663,438
Freescale Semiconductor Ltd.*	28,200	1,149,432
Intel Corp.	17,200	537,844
Lam Research Corp.	12,000	842,820
Microchip Technology, Inc.+	11,800	577,020
Micron Technology, Inc.*	40,500	1,098,765
QUALCOMM, Inc.	24,400	1,691,896
Skyworks Solutions, Inc.	17,700	1,739,733

		9,300,948

Software - 5.99%
Electronic Arts, Inc.*	21,200	1,246,878
Intuit, Inc.	7,200	698,112
Microsoft Corp.	28,000	1,138,340
Oracle Corp.	14,700	634,305
Red Hat, Inc.*	25,400	1,924,050
salesforce.com, inc.*	10,300	688,143
ServiceNow, Inc.*	21,900	1,725,282

		8,055,110

Specialty Retail - 9.60%
Advance Auto Parts, Inc.	8,200	1,227,458
Best Buy Co., Inc.+	37,800	1,428,462
CarMax, Inc.*	19,000	1,311,190
Foot Locker, Inc.	16,500	1,039,500
L Brands, Inc.	17,200	1,621,788
Lowe’s Companies, Inc.	20,800	1,547,312
O’Reilly Automotive, Inc.*	4,600	994,704
Ross Stores, Inc.	10,800	1,137,888
Ulta Salon Cosmetics &
Fragrance, Inc.*	10,400	1,568,840
Williams-Sonoma, Inc.	13,100	1,044,201

		12,921,343

Textiles, Apparel & Luxury Goods - 0.64%
Under Armour, Inc.*+	10,700	864,025

Trading Companies & Distributors - 0.47%
United Rentals, Inc.*	7,000	638,120

TOTAL COMMON STOCKS - 99.16%		133,412,483

(Cost $115,725,995)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.88%
Dreyfus Cash Management Fund	0.03%	2,532,715	$2,532,715

TOTAL MONEY MARKET FUND - 1.88%			2,532,715

(Cost $2,532,715)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.09%
Dreyfus Cash Management Fund**	0.03%	5,500,042	5,500,042

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.09%			5,500,042

(Cost $5,500,042)

TOTAL INVESTMENTS - 105.13%			$141,445,240
(Cost $123,758,752)
Liabilities in Excess of Other Assets - (5.13%)			(6,905,799)

NET ASSETS - 100.00%			$134,539,441

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2015.
^	Rate disclosed as of March 31, 2015.
+	This security or a portion of the security is out on loan as of March 31, 2015. Total loaned securities had a value of $5,323,420 as of March 31, 2015.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$133,412,483	$—	$—	$133,412,483
Money Market Fund	—	2,532,715	—	2,532,715
Investments Purchased with Cash Proceeds from Securities Lending	—	5,500,042	—	5,500,042

TOTAL	$133,412,483	$8,032,757	$—	$141,445,240

See Notes to Schedule of Investments.

www.bridgeway.com	37

Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.89%
Aerospace & Defense - 2.70%
United Technologies Corp.	150,780	$17,671,416

Air Freight & Logistics - 2.67%
United Parcel Service, Inc., Class B	180,263	17,474,695
Beverages - 5.37%
Coca-Cola Co. (The)	431,714	17,506,003
PepsiCo, Inc.	184,605	17,651,930

		35,157,933

Biotechnology - 2.89%
Gilead Sciences, Inc.*	192,800	18,919,464

Commercial Banks - 2.65%
Wells Fargo & Co.	318,759	17,340,490

Communications Equipment - 2.70%
Cisco Systems, Inc.	642,408	17,682,280

Computers & Peripherals - 4.04%
Apple, Inc.	212,450	26,435,153

Diversified Financial Services - 7.96%
Bank of America Corp.	1,131,908	17,420,064
Berkshire Hathaway, Inc., Class B*	119,750	17,282,320
JPMorgan Chase & Co.	287,995	17,446,737

		52,149,121

Diversified Telecommunication Services - 5.37%
AT&T, Inc.	530,525	17,321,641
Verizon Communications, Inc.	367,089	17,851,538

		35,173,179

Energy Equipment & Services - 2.64%
Schlumberger, Ltd.	207,300	17,297,112

Food & Staples Retailing - 6.30%
CVS Health Corp.	232,100	23,955,041
Wal-Mart Stores, Inc.	210,519	17,315,188

		41,270,229

Hotels, Restaurants & Leisure - 2.70%
McDonald’s Corp.	181,100	17,646,384

Household Products - 2.65%
Procter & Gamble Co. (The)	212,026	17,373,410

Industrial Conglomerates - 5.52%
3M Co.	114,450	18,878,528

Industry Company	Shares	Value

Industrial Conglomerates (continued)
General Electric Co.	695,943	$17,266,346

		36,144,874

Internet & Catalog Retail - 2.68%
Amazon.com, Inc.*	47,100	17,525,910

Internet Software & Services - 2.69%
Google, Inc., Class A*	15,770	8,747,619
Google, Inc., Class C*	16,170	8,861,160

		17,608,779

IT Services - 6.08%
International Business Machines Corp.	108,967	17,489,204
Visa, Inc., Class A	341,700	22,350,597

		39,839,801

Media - 5.51%
Comcast Corp., Class A	308,900	17,443,583
Walt Disney Co. (The)	177,400	18,607,486

		36,051,069

Oil, Gas & Consumable Fuels - 7.89%
Chevron Corp.	162,295	17,037,729
ConocoPhillips	276,535	17,217,069
Exxon Mobil Corp.	204,987	17,423,895

		51,678,693

Pharmaceuticals - 8.14%
Johnson & Johnson	172,152	17,318,491
Merck & Co., Inc.	301,435	17,326,484
Pfizer, Inc.	536,844	18,676,803

		53,321,778

Semiconductors & Semiconductor Equipment - 5.37%
Intel Corp.	562,543	17,590,720
QUALCOMM, Inc.	252,900	17,536,086

		35,126,806

Software - 5.37%
Microsoft Corp.	430,045	17,483,479
Oracle Corp.	410,313	17,705,006

		35,188,485

TOTAL COMMON STOCKS - 99.89%		654,077,061

(Cost $461,187,011)

38	Quarterly Report | March 31, 2015 (Unaudited)

Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Rate^		Shares	Value

MONEY MARKET FUND - 1.77%
Dreyfus Cash Management
Fund	0.03%	11,553,901	$11,553,901

TOTAL MONEY MARKET FUND - 1.77%			11,553,901

(Cost $11,553,901)

TOTAL INVESTMENTS - 101.66%			$665,630,962
(Cost $472,740,912)
Liabilities in Excess of Other Assets - (1.66%)			(10,856,595)

NET ASSETS - 100.00%			$654,774,367

* Non-income producing security. ^ Rate disclosed as of March 31, 2015.

Summary of inputs used to value the Fund’s investments as of 03/31/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$654,077,061	$—	$—	$654,077,061
Money Market Fund	—	11,553,901	—	11,553,901

TOTAL	$654,077,061	$11,553,901	$—	$665,630,962

See Notes to Schedule of Investments.

www.bridgeway.com	39

Managed Volatility Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 53.54%
Aerospace & Defense - 1.20%
Honeywell International, Inc.	1,100	$114,741
Lockheed Martin Corp.	870	176,575
Northrop Grumman Corp.#	800	128,768
Raytheon Co.#	1,100	120,175
United Technologies Corp.	840	98,448

		638,707

Air Freight & Logistics - 0.25%
FedEx Corp.	800	132,360

Airlines - 0.23%
Southwest Airlines Co.#	2,700	119,610

Auto Components - 0.46%
Delphi Automotive PLC#	900	71,766
Goodyear Tire & Rubber Co. (The)#	4,700	127,276
Johnson Controls, Inc.	900	45,396

		244,438

Automobiles - 0.64%
Ford Motor Co.	9,900	159,786
Tata Motors, Ltd., ADR#	4,000	180,240

		340,026

Beverages - 1.09%
Brown-Forman Corp., Class B	2,425	219,099
Constellation Brands, Inc., Class A*#	1,700	197,557
PepsiCo, Inc.	1,700	162,554

		579,210

Biotechnology - 1.69%
Alexion Pharmaceuticals, Inc,*	300	51,990
Amgen, Inc.#	700	111,895
Biogen, Inc.*#	900	380,016
Celgene Corp.*	1,100	126,808
Gilead Sciences, Inc.*#	2,300	225,699

		896,408

Capital Markets - 1.14%
Ameriprise Financial, Inc.	680	88,971
BlackRock, Inc.	200	73,168
Charles Schwab Corp. (The)#	7,100	216,124
Goldman Sachs Group, Inc. (The)	700	131,579
Morgan Stanley	800	28,552
State Street Corp.	900	66,177

		604,571

Industry Company	Shares	Value

Chemicals - 1.31%
Dow Chemical Co. (The)#	2,000	$95,960
LyondellBasell Industries NV, Class A	600	52,680
Monsanto Co.	900	101,286
PPG Industries, Inc.	400	90,216
Praxair, Inc.#	1,200	144,888
Sherwin-Williams Co. (The)	400	113,800
Sigma-Aldrich Corp.	700	96,775

		695,605

Commercial Banks - 1.39%
BB&T Corp.	1,000	38,990
Comerica, Inc.	1,100	49,643
Huntington Bancshares, Inc.	5,400	59,670
KeyCorp+	3,700	52,392
PNC Financial Services Group, Inc. (The)	1,500	139,860
U.S. Bancorp	2,200	96,074
Wells Fargo & Co.#	5,571	303,062

		739,691

Commercial Services & Supplies - 1.69%
ADT Corp. (The)	14,000	581,280
Tyco International PLC#	4,400	189,464
Waste Management, Inc.	2,300	124,729

		895,473

Communications Equipment - 0.79%
Cisco Systems, Inc.#	11,600	319,290
Juniper Networks, Inc.#	4,400	99,352

		418,642

Computers & Peripherals - 1.82%
Apple, Inc.	3,700	460,391
EMC Corp.	6,600	168,696
Hewlett-Packard Co.#	5,900	183,844
SanDisk Corp.#	1,300	82,706
Western Digital Corp.	800	72,808

		968,445

Consumer Finance - 0.49%
American Express Co.	1,300	101,556
Capital One Financial Corp.#	2,000	157,640

		259,196

Containers & Packaging - 0.05%
Ball Corp.	400	28,256

Diversified Financial Services - 1.68%
Bank of America Corp.#	7,800	120,042

40	Quarterly Report | March 31, 2015 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Diversified Financial Services (continued)
Berkshire Hathaway, Inc., Class B*#	1,600	$230,912
Citigroup, Inc.#	3,310	170,531
JPMorgan Chase & Co.	4,400	266,552
McGraw Hill Financial, Inc.	1,000	103,400

		891,437

Diversified Telecommunication Services - 1.09%
AT&T, Inc.	4,700	153,455
CenturyLink, Inc.	4,300	148,565
Frontier Communications Corp.	11,272	79,468
Verizon Communications, Inc.	4,100	199,383

		580,871

Electric Utilities - 0.67%
American Electric Power Co., Inc.	1,900	106,875
Duke Energy Corp.	1,383	106,187
Exelon Corp.#	4,300	144,523

		357,585

Electrical Equipment - 0.29%
Eaton Corp. PLC#	1,000	67,940
Emerson Electric Co.#	1,500	84,930

		152,870

Energy Equipment & Services - 0.60%
Baker Hughes, Inc.	2,100	133,518
Halliburton Co.#	1,700	74,596
Helmerich & Payne, Inc.	1,000	68,070
National Oilwell Varco, Inc.#	800	39,992

		316,176

Food & Staples Retailing - 1.30%
CVS Health Corp.#	1,800	185,778
Kroger Co. (The)#	4,000	306,640
Wal-Mart Stores, Inc.#	2,400	197,400

		689,818

Food Products - 1.11%
Archer-Daniels-Midland Co.#	1,900	90,060
General Mills, Inc.#	2,300	130,180
JM Smucker Co. (The)	1,400	162,022
Keurig Green Mountain, Inc.	1,300	145,249
Mead Johnson Nutrition Co.	616	61,926

		589,437

Health Care Equipment & Supplies - 1.14%
Abbott Laboratories	1,800	83,394
Baxter International, Inc.	1,300	89,050

Industry Company	Shares	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.#	920	$132,103
C.R. Bard, Inc.	1,100	184,085
Stryker Corp.	1,260	116,235

		604,867

Health Care Providers & Services - 1.15%
Express Scripts Holding Co.*#	1,934	167,813
Laboratory Corp. of America Holdings*#	900	113,481
UnitedHealth Group, Inc.#	2,800	331,212

		612,506

Hotels, Restaurants & Leisure - 0.71%
McDonald’s Corp.	900	87,696
Starbucks Corp.#	1,000	94,700
Wynn Resorts, Ltd.	500	62,940
Yum! Brands, Inc.#	1,700	133,824

		379,160

Household Products - 0.85%
Colgate-Palmolive Co.	2,500	173,350
Kimberly-Clark Corp.	1,000	107,110
Procter & Gamble Co. (The)#	2,100	172,074

		452,534

Independent Power Producers & Energy Traders - 0.16%
AES Corp.#	6,800	87,380

Industrial Conglomerates - 0.96%
3M Co.	1,000	164,950
Danaher Corp.#	2,000	169,800
General Electric Co.	7,100	176,151

		510,901

Insurance - 1.37%
Aon PLC#	1,700	163,404
Chubb Corp. (The)	1,100	111,210
Progressive Corp. (The)	820	22,304
Travelers Cos., Inc. (The)	4,000	432,520

		729,438

Internet & Catalog Retail - 0.43%
Amazon.com, Inc.*#	300	111,630
Priceline Group, Inc. (The)*	100	116,415

		228,045

Internet Software & Services - 1.11%
eBay, Inc.*#	1,300	74,984
Facebook, Inc., Class A*#	2,800	230,202
Google, Inc., Class A*	260	144,222

www.bridgeway.com	41

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Internet Software & Services (continued)
Google, Inc., Class C*	260	$142,480

		591,888

IT Services - 1.74%
Cognizant Technology Solutions Corp., Class A*#	4,100	255,799
International Business Machines Corp.	1,200	192,600
MasterCard, Inc., Class A#	1,000	86,390
Teradata Corp.*	400	17,656
Visa, Inc., Class A	5,200	340,132
Western Union Co. (The)#	1,500	31,215

		923,792

Leisure Equipment & Products - 0.18%
Hasbro, Inc.#	1,500	94,860

Life Sciences Tools & Services - 0.18%
Thermo Fisher Scientific, Inc.	700	94,038

Machinery - 0.45%
Deere & Co.#	2,700	236,763

Media - 1.53%
Comcast Corp., Class A#	2,250	127,058
News Corp., Class A*#	2,300	36,823
Omnicom Group, Inc.	1,000	77,980
Scripps Networks Interactive, Inc., Class A#	1,200	82,272
Time Warner, Inc.#	1,333	112,558
Twenty-First Century Fox, Inc., Class A#	3,300	111,672
Viacom, Inc., Class B	500	34,150
Walt Disney Co. (The)#	2,200	230,758

		813,271

Metals & Mining - 1.13%
Alcoa, Inc.#	27,500	355,300
Freeport-McMoRan, Inc.#	13,000	246,350

		601,650

Multiline Retail - 0.51%
Big Lots, Inc.	500	24,015
Dollar General Corp.*#	1,500	113,070
Target Corp.#	1,600	131,312

		268,397

Multi-Utilities - 0.60%
Dominion Resources, Inc.#	1,920	136,070

Industry Company	Shares	Value

Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	1,800	$75,456
Sempra Energy	1,000	109,020

		320,546

Oil, Gas & Consumable Fuels - 6.20%
Anadarko Petroleum Corp.+	1,000	82,810
Apache Corp.	500	30,165
California Resources Corp.	480	3,653
Chesapeake Energy Corp.#+	2,100	29,736
Chevron Corp.#	2,078	218,148
ConocoPhillips	887	55,225
EOG Resources, Inc.#	1,000	91,690
Exxon Mobil Corp.#	4,400	374,000
Hess Corp.#	5,000	339,350
Kinder Morgan, Inc.	2,000	84,120
Marathon Petroleum Corp.	7,000	716,730
Murphy Oil Corp.#	4,300	200,380
Occidental Petroleum Corp.#	1,200	87,600
Phillips 66#	5,193	408,170
Southwestern Energy Co.*#+	13,000	301,470
Valero Energy Corp.#	3,100	197,222
Williams Cos., Inc. (The)#	1,500	75,885

		3,296,354

Paper & Forest Products - 0.16%
International Paper Co.	1,500	83,235

Pharmaceuticals - 2.24%
AbbVie, Inc.#	1,600	93,664
Actavis PLC*#	1,042	310,108
Bristol-Myers Squibb Co.#	2,279	146,996
Johnson & Johnson#	2,500	251,500
Merck & Co., Inc.#	2,800	160,944
Pfizer, Inc.#	6,600	229,614

		1,192,826

Professional Services - 0.18%
Nielsen NV	2,200	98,054

Real Estate Investment Trusts (REITs) - 0.94%
American Tower Corp.#	1,200	112,980
Crown Castle International Corp.#	900	74,286
Public Storage	900	177,426
Simon Property Group, Inc.#	700	136,948

		501,640

42	Quarterly Report | March 31, 2015 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Road & Rail - 1.36%
Avis Budget Group, Inc.*	10,000	$590,150
Union Pacific Corp.	1,200	129,972

		720,122

Semiconductors & Semiconductor Equipment - 2.94%
Applied Materials, Inc.#	8,200	184,992
Broadcom Corp., Class A#	900	38,966
Intel Corp.	2,300	71,921
Micron Technology, Inc.*	38,000	1,030,940
QUALCOMM, Inc.#	2,400	166,416
Texas Instruments, Inc.	1,170	66,906

		1,560,141

Software - 1.87%
Adobe Systems, Inc.*	1,100	81,334
Citrix Systems, Inc.*#	1,000	63,870
Electronic Arts, Inc.*	1,400	82,341
Intuit, Inc.#	1,300	126,048
Microsoft Corp.#	8,300	337,437
Oracle Corp.#	5,460	235,599
salesforce.com, inc.*#	1,000	66,810

		993,439

Specialty Retail - 1.21%
AutoZone, Inc.*	600	409,296
Gap, Inc. (The)#	2,700	116,991
Ross Stores, Inc.#	1,100	115,896

		642,183

Textiles, Apparel & Luxury Goods - 0.34%
NIKE, Inc., Class B#	1,800	180,594

Trading Companies & Distributors - 0.92%
NOW, Inc.*+	200	4,328
United Rentals, Inc.*#	4,000	364,640
Veritiv Corp.*	28	1,236
W.W. Grainger, Inc.	500	117,905

		488,109

TOTAL COMMON STOCKS - 53.54%		28,445,565

(Cost $20,683,459)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS - 48.93%
U.S. Treasury Bills - 48.93%
04/02/2015	0.040%(a)	$3,000,000	2,999,997
04/16/2015	0.025%(a)	2,000,000	1,999,979
05/07/2015	0.015%(a)	2,000,000	1,999,970
05/28/2015	0.020%(a)	4,000,000	3,999,955
06/04/2015	0.015%(a)	4,000,000	3,999,892

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
U.S. Treasury Bills (continued)
06/18/2015	0.040%(a)	$2,000,000	$1,999,934
06/25/2015	0.020%(a)	5,000,000	4,999,825
07/02/2015	0.035%(a)	4,000,000	3,999,668

			25,999,220

TOTAL U.S. GOVERNMENT OBLIGATIONS - 48.93%			25,999,220

(Cost $25,998,949)

	Rate^	Shares	Value

MONEY MARKET FUND - 6.19%
Dreyfus Cash Management Fund	0.03%	3,287,878	3,287,878

TOTAL MONEY MARKET FUND - 6.19%			3,287,878

(Cost $3,287,878)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.24%
Dreyfus Cash Management Fund**	0.03%	128,950	128,950

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.24%			128,950

(Cost $128,950)

TOTAL INVESTMENTS - 108.90%			$57,861,613
(Cost $50,099,236)
Liabilities in Excess of Other Assets - (8.90%)			(4,726,906)

NET ASSETS - 100.00%			$53,134,707

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2015.
#	Security subject to call or put option written by the Fund.
^	Rate disclosed as of March 31, 2015.
+	This security or a portion of the security is out on loan as of March 31, 2015. Total loaned securities had a value of $126,763 as of March 31, 2015.
(a)	Rate represents the effective yield at purchase.

PLC - Public Limited Company

See Notes to Schedule of Investments.

www.bridgeway.com	43

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Company	Number of Contracts	Value
CALL OPTIONS WRITTEN - (0.75%)
AbbVie, Inc.
Expiring May, 2015 at $62.50	5	$(325)
Actavis PLC
Expiring May, 2015 at $320.00	3	(1,185)
ADT Corp. (The)
Expiring April, 2015 at $35.00	140	(96,600)
AES Corp.
Expiring May, 2015 at $14.00	20	(200)
Alcoa, Inc.
Expiring May, 2015 at $13.00	275	(16,225)
Amazon.com, Inc.
Expiring July, 2015 at $400.00	2	(2,710)
American Electric Power Co., Inc.
Expiring May, 2015 at $60.00	5	(150)
American Tower Corp.
Expiring April, 2015 at $100.00	4	(40)
Amgen, Inc.
Expiring April, 2015 at $165.00	2	(314)
Aon PLC
Expiring April, 2015 at $100.00	7	(455)
Apple, Inc.
Expiring April, 2015 at $110.00	11	(16,115)
Applied Materials, Inc.
Expiring April, 2015 at $26.00	30	(240)
Archer-Daniels-Midland Co.
Expiring June, 2015 at $49.00	5	(580)
AutoZone, Inc.
Expiring June, 2015 at $680.00	2	(5,440)
Avis Budget Group, Inc.
Expiring May, 2015 at $62.50	100	(12,100)
Bank of America Corp.
Expiring June, 2015 at $16.00	20	(720)
Becton Dickinson & Co.
Expiring June, 2015 at $150.00	4	(1,016)
Berkshire Hathaway, Inc., Class B
Expiring June, 2015 at $150.00	4	(660)
Biogen, Inc.
Expiring July, 2015 at $440.00	3	(7,758)
Bristol-Myers Squibb Co.
Expiring June, 2015 at $67.50	8	(1,184)
Broadcom Corp., Class A
Expiring May, 2015 at $48.00	3	(123)
Capital One Financial Corp.
Expiring June, 2015 at $82.50	7	(931)
Centurytel, Inc.
Expiring April, 2015 at $40.00	15	(75)
Charles Schwab Corp. (The)
Expiring June, 2015 at $32.00	25	(2,250)
Chesapeake Energy Corp.
Expiring April, 2015 at $21.00	7	(21)
Chevron Corp.
Expiring June, 2015 at $110.00	7	(1,211)

Company	Number of Contracts	Value

Cisco Systems, Inc.
Expiring June, 2015 at $29.00	40	$(2,160)
Citigroup, Inc.
Expiring June, 2015 at $55.00	11	(825)
Citrix Systems, Inc.
Expiring June, 2015 at $65.00	4	(1,020)
Cognizant Technology Solutions Corp., Class A
Expiring April, 2015 at $55.00	12	(9,720)
Comcast Corp., Class A
Expiring April, 2015 at $57.50	8	(384)
Constellation Brands, Inc., Class A
Expiring April, 2015 at $100.00	6	(9,900)
Crown Castle International Corp.
Expiring July, 2015 at $90.00	3	(240)
CVS Health Corp.
Expiring May, 2015 at $105.00	5	(795)
Danaher Corp.
Expiring June, 2015 at $87.50	4	(780)
Deere & Co.
Expiring June, 2015 at $90.00	10	(2,050)
Delphi Automotive PLC
Expiring May, 2015 at $80.00	3	(765)
Dollar General Corp.
Expiring May, 2015 at $75.00	5	(1,200)
Dominion Resources, Inc.
Expiring April, 2015 at $77.50	6	(30)
Dow Chemical Co. (The)
Expiring June, 2015 at $48.00	8	(1,680)
Eaton Corp. PLC
Expiring April, 2015 at $70.00	3	(75)
eBay, Inc.
Expiring July, 2015 at $62.50	4	(624)
EMC Corp.
Expiring April, 2015 at $30.00	10	(20)
Emerson Electric Co.
Expiring June, 2015 at $57.50	7	(980)
EOG Resources, Inc.
Expiring April, 2015 at $100.00	3	(36)
Exelon Corp.
Expiring April, 2015 at $38.00	14	(42)
Express Scripts Holding Co.
Expiring April, 2015 at $87.50	6	(972)
Exxon Mobil Corp.
Expiring July, 2015 at $90.00	12	(1,380)
Expiring May, 2015 at $90.00	5	(170)

		(1,550)
Facebook, Inc., Class A
Expiring June, 2015 at $85.00	8	(2,600)
Freeport-McMoRan Copper & Gold, Inc.
Expiring April, 2015 at $20.00	130	(3,770)

44	Quarterly Report | March 31, 2015 (Unaudited)

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
Gap, Inc. (The)
Expiring June, 2015 at $43.00	9	$(1,935)
General Mills, Inc.
Expiring April, 2015 at $55.00	8	(1,304)
Gilead Sciences, Inc.
Expiring May, 2015 at $105.00	8	(1,520)
Goodyear Tire & Rubber Co. (The)
Expiring July, 2015 at $28.00	15	(1,800)
Halliburton Co.
Expiring April, 2015 at $46.00	5	(125)
Hasbro, Inc.
Expiring April, 2015 at $55.00	6	(4,860)
Hess Corp.
Expiring April, 2015 at $70.00	50	(3,300)
Hewlett-Packard Co.
Expiring May, 2015 at $40.00	11	(22)
Intuit, Inc.
Expiring April, 2015 at $87.50	4	(4,200)
Johnson & Johnson
Expiring April, 2015 at $105.00	8	(160)
Juniper Networks, Inc.
Expiring April, 2015 at $23.00	3	(102)
Kroger Co. (The)
Expiring April, 2015 at $67.50	15	(14,250)
Laboratory Corp. of America Holdings
Expiring May, 2015 at $125.00	2	(900)
Marathon Petroleum Corp.
Expiring May, 2015 at $105.00	58	(18,560)
MasterCard, Inc., Class A
Expiring April, 2015 at $90.00	3	(93)
Merck & Co., Inc.
Expiring June, 2015 at $60.00	9	(936)
Micron Technology, Inc.
Expiring April, 2015 at $31.00	115	(1,610)
Expiring April, 2015 at $34.00	10	(30)
Expiring May, 2015 at $29.00	200	(15,800)

		(17,440)
Microsoft Corp.
Expiring June, 2015 at $43.00	15	(930)
Murphy Oil Corp.
Expiring April, 2015 at $47.50	28	(2,940)
Expiring April, 2015 at $50.00	15	(375)

		(3,315)
National Oilwell Varco, Inc.
Expiring May, 2015 at $60.00	3	(30)
News Corp., Class A
Expiring April, 2015 at $16.00	8	(280)
NIKE, Inc., Class B
Expiring April, 2015 at $100.00	7	(1,162)
Occidental Petroleum Corp.
Expiring April, 2015 at $80.00	4	(40)

Company	Number of Contracts	Value

Oracle Corp.
Expiring June, 2015 at $45.00	20	$(1,520)
Pfizer, Inc.
Expiring June, 2015 at $35.00	20	(2,000)
Phillips 66
Expiring May, 2015 at $80.00	40	(9,800)
Praxair, Inc.
Expiring April, 2015 at $130.00	4	(100)
Procter & Gamble Co. (The)
Expiring April, 2015 at $92.50	8	(16)
QUALCOMM, Inc.
Expiring April, 2015 at $75.00	7	(42)
Raytheon Co.
Expiring May, 2015 at $110.00	3	(828)
Ross Stores, Inc.
Expiring May, 2015 at $110.00	3	(360)
Salesforce.com, inc.
Expiring April, 2015 at $65.00	3	(789)
SanDisk Corp.
Expiring April, 2015 at $100.00	4	(8)
Scripps Networks Interactive, Inc., Class A
Expiring June, 2015 at $75.00	5	(375)
Simon Property Group, Inc.
Expiring April, 2015 at $190.00	2	(1,472)
Southwest Airlines Co.
Expiring June, 2015 at $45.00	7	(1,505)
Southwestern Energy Co.
Expiring June, 2015 at $24.00	130	(17,160)
Starbucks Corp.
Expiring April, 2015 at $85.00	3	(3,300)
Target Corp.
Expiring April, 2015 at $80.00	4	(1,212)
Tata Motors, Ltd., ADR
Expiring April, 2015 at $42.00	40	(16,000)
Time Warner, Inc.
Expiring April, 2015 at $87.50	4	(104)
Travelers Cos., Inc. (The)
Expiring April, 2015 at $105.00	12	(4,404)
Twenty-First Century Fox, Inc., Class A
Expiring April, 2015 at $36.00	8	(88)
Tyco International PLC
Expiring April, 2015 at $44.00	14	(532)
United Rentals, Inc.
Expiring June, 2015 at $90.00	40	(24,040)
UnitedHealth Group, Inc.
Expiring June, 2015 at $120.00	7	(2,933)
US Bancorp
Expiring June, 2015 at $45.00	6	(456)
Valero Energy Corp.
Expiring June, 2015 at $60.00	10	(5,430)

www.bridgeway.com	45

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
Visa, Inc., Class A
Expiring June, 2015 at $70.00	16	$(5,920)
Wal-Mart Stores, Inc.
Expiring June, 2015 at $85.00	5	(625)
Expiring June, 2015 at $87.50	5	(325)

		(950)
Walt Disney Co. (The)
Expiring April, 2015 at $105.00	7	(1,120)
Wells Fargo & Co.
Expiring April, 2015 at $55.00	10	(630)
Western Union Co. (The)
Expiring August, 2015 at $22.00	5	(350)
Williams Cos., Inc. (The)
Expiring May, 2015 at $52.50	5	(425)
Yum! Brands, Inc.
Expiring April, 2015 at $72.50	7	(5,180)

TOTAL CALL OPTIONS WRITTEN - (0.75%)		(397,159)

(Premiums received $(407,510))

PUT OPTIONS WRITTEN - (0.59%)

Alaska Air Group, Inc.
Expiring April, 2015 at $55.00	85	(510)
Expiring April, 2015 at $60.00	20	(360)
Expiring July, 2015 at $65.00	50	(21,500)

		(22,370)
Anthem, Inc.
Expiring June, 2015 at $130.00	40	(4,120)
Ashland, Inc.
Expiring April, 2015 at $110.00	30	(120)
Expiring April, 2015 at $120.00	20	(800)

		(920)
Centurytel, Inc.
Expiring July, 2015 at $34.00	65	(10,725)
CF Industries Holdings, Inc.
Expiring May, 2015 at $275.00	5	(3,625)
Expiring May, 2015 at $285.00	15	(16,800)

		(20,425)
Cigna Corp.
Expiring April, 2015 at $110.00	50	(1,650)
Crown Holdings, Inc.
Expiring April, 2015 at $45.00	60	(1,500)
Everest Re Group, Ltd.
Expiring April, 2015 at $165.00	25	(1,000)
Gilead Sciences, Inc.
Expiring May, 2015 at $100.00	55	(29,810)
Hess Corp.
Expiring April, 2015 at $70.00	20	(5,300)
Expiring May, 2015 at $67.50	20	(5,240)

		(10,540)

Company	Number of Contracts	Value

Huntington Ingalls Industries, Inc.
Expiring June, 2015 at $130.00	35	$(9,275)
Expiring June, 2015 at $140.00	40	(24,400)

		(33,675)
Juniper Networks, Inc.
Expiring April, 2015 at $21.00	225	(2,475)
Kroger Co. (The)
Expiring July, 2015 at $75.00	40	(9,920)
Las Vegas Sands Corp.
Expiring May, 2015 at $55.00	60	(13,860)
Metlife, Inc.
Expiring June, 2015 at $48.00	100	(12,000)
Motorola Solutions, Inc.
Expiring April, 2015 at $62.50	75	(1,800)
Navient Corp.
Expiring April, 2015 at $20.00	50	(2,000)
Northrop Grumman Corp.
Expiring May, 2015 at $155.00	20	(4,800)
Expiring May, 2015 at $160.00	15	(5,850)

		(10,650)
Rite Aid Corp.
Expiring April, 2015 at $8.00	200	(5,000)
Stanley Black & Decker, Inc.
Expiring April, 2015 at $90.00	50	(9,750)
Tesoro Corp.
Expiring May, 2015 at $80.00	30	(5,940)
Expiring May, 2015 at $90.00	85	(41,905)

		(47,845)
Travelers Cos., Inc. (The)
Expiring April, 2015 at $105.00	50	(2,000)
United Continental Holdings, Inc.
Expiring June, 2015 at $65.00	20	(8,800)
Expiring June, 2015 at $67.50	80	(43,200)

		(52,000)
Voya Financial, Inc.
Expiring May, 2015 at $42.00	75	(7,500)

TOTAL PUT OPTIONS WRITTEN - (0.59%)		(313,535)

(Premiums received $(415,154))

TOTAL OPTIONS
WRITTEN - (1.34%)		$(710,694)

(Premiums received $(822,664))

46	Quarterly Report | March 31, 2015 (Unaudited)

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2015 (See Note 2 in Notes to Schedule of Investments):

	Assets Table

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$28,445,565	$—	$ —	$28,445,565
U.S. Government Obligations	—	25,999,220	—	25,999,220
Money Market Fund	—	3,287,878	—	3,287,878
Investments Purchased with Cash Proceeds from Securities Lending	—	128,950	—	128,950

TOTAL	$28,445,565	$29,416,048	$ —	$57,861,613

	Liabilities Table

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Options Written	$(710,694)	$—	$ —	$(710,694)

TOTAL	$(710,694)	$—	$ —	$(710,694)

See Notes to Schedule of Investments.

www.bridgeway.com	47

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “ Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 11 investment funds as of March 31, 2015 (each is referred to as a “Fund” and collectively, the “Funds”): Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in this report. The Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds are included in a separate report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of March 31, 2015, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds seek to provide a long-term total return on capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options, Futures and Other Investments Valuation Other than options, securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

48	Quarterly Report | March 31, 2015 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Fixed income securities are valued on the basis of current market quotations provided by a pricing service. Options are valued at the close if there is trading volume and, if there is no trading volume, the options are valued at the bid on long positions and the ask on the short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Dreyfus Cash Management Fund, which is held by the Funds, invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

www.bridgeway.com	49

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2015 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Derivatives

The Funds’ use of derivatives for the period ended March 31, 2015 was limited to futures contracts, purchased options, and written options. The following is a summary of the fair value of these derivatives.

Fund/Financial	Asset Derivative	Liability Derivative
Instrument Type	Fair Value	Fair Value

Managed Volatility Fund
Equity Contracts	$ -	$710,694

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk, and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from, or pay to, the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of March 31, 2015, the Funds had no open futures contracts.

Options The Aggressive Investors 1 Fund may buy and sell calls and puts to increase or decrease the Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by

50	Quarterly Report | March 31, 2015 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts The Aggressive Investors 1 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Transactions in options written during the period ended March 31, 2015 are as follows:

	Managed Volatility Fund		Managed Volatility Fund
	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, June 30, 2014	1,510	$241,740	2,029	$397,134
Positions Opened	7,074	1,359,346	5,488	1,142,825
Exercised	(1,888)	(339,802)	(2,210)	(355,443)
Splits	12	-	-	-
Expired	(3,142)	(527,050)	(3,330)	(716,142)
Closed	(1,442)	(326,724)	(167)	(53,220)

Outstanding, March 31, 2015	2,124	$407,510	1,810	$415,154

Value, March 31, 2015		$(397,159)		$(313,535)

The Aggressive Investors 1 Fund had no transactions in written options during the period ended March 31, 2015.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at March 31, 2015, were as follows:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$ 48,318,921	$29,945,604	$140,646,197
Gross depreciation (excess of tax cost over value)	(10,280,984)	(6,702,274)	(20,325,336)

Net unrealized appreciation (depreciation)	$ 38,037,937	$23,243,330	$120,320,861

Cost of investments for income tax purposes	$238,278,576	$129,041,292	$327,325,775

www.bridgeway.com	51

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 496,873	$ 7,100,921	$10,304,707
Gross depreciation (excess of tax cost over value)	(48,128)	(1,900,975)	(4,413,761)

Net unrealized appreciation (depreciation)	$ 448,745	$ 5,199,946	$ 5,890,946

Cost of investments for income tax purposes	$5,019,331	$36,528,529	$78,061,665

	Large-Cap Growth	Blue Chip 35 Index	Managed Volatility
Gross appreciation (excess of value over tax cost)	$ 19,652,832	$193,955,046	$ 8,519,358
Gross depreciation (excess of tax cost over value)	(1,966,344)	(3,869,092)	(767,502)

Net unrealized appreciation (depreciation)	$ 17,686,488	$190,085,954	$ 7,751,856

Cost of investments for income tax purposes	$123,758,752	$475,545,008	$50,109,757

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale loss deferrals and basis adjustments on investments in business development companies and passive foreign investment companies (PFICs).

52	Quarterly Report | March 31, 2015 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.90%
Aerospace & Defense - 1.12%
AAR Corp.	92,600	$2,842,820
Arotech Corp.*+	162,800	506,308
Breeze-Eastern Corp.*	625	6,431
Ducommun, Inc.*	43,300	1,121,470
Erickson, Inc.*+	1,417	6,121
LMI Aerospace, Inc.*	35,000	427,350
National Presto Industries, Inc.+	5,020	318,218
Sypris Solutions, Inc.+	6,400	14,400

		5,243,118

Air Freight & Logistics - 0.70%
Air T, Inc.*	2,800	68,852
Air Transport Services Group, Inc.*	260,200	2,399,044
Atlas Air Worldwide Holdings, Inc.*	18,800	808,776

		3,276,672

Airlines - 1.31%
Hawaiian Holdings, Inc.*+	135,634	2,987,339
Republic Airways Holdings, Inc.*	130,550	1,795,062
SkyWest, Inc.	91,800	1,341,198

		6,123,599

Auto Components - 2.12%
China Automotive Systems, Inc.+	28,200	205,296
China XD Plastics Co., Ltd.*+	100,900	489,365
Cooper Tire & Rubber Co.	14,000	599,760
Cooper-Standard Holding, Inc.*+	51,000	3,019,200
Fuel Systems Solutions, Inc.*+	60,122	663,747
Modine Manufacturing Co.*	84,000	1,131,480
Remy International, Inc.	21,600	479,736
Shiloh Industries, Inc.*	15,000	210,600
SORL Auto Parts, Inc.*+	29,900	101,660
Spartan Motors, Inc.	22,000	106,700
Stoneridge, Inc.*	55,900	631,111
Strattec Security Corp.	1,300	95,992
Superior Industries International, Inc.	115,400	2,184,522

		9,919,169

Beverages - 0.07%
MGP Ingredients, Inc.	11,318	152,340
Primo Water Corp.*+	37,600	196,648

		348,988

Industry Company	Shares	Value

Building Products - 0.96%
Alpha Pro Tech, Ltd.*	52,000	$118,040
Gibraltar Industries, Inc.*	81,850	1,343,158
Griffon Corp.	140,900	2,455,887
Universal Forest Products, Inc.	10,000	554,800

		4,471,885

Capital Markets - 1.64%
Arlington Asset Investment Corp., Class A+	13,700	329,622
BlackRock Capital Investment Corp.+	35,000	317,100
Calamos Asset Management, Inc., Class A	64,300	864,835
Cowen Group, Inc., Class A*	105,900	550,680
FBR & Co.*	21,600	499,176
Gladstone Capital Corp.+	31,900	281,039
INTL FCStone, Inc.*	2,200	65,406
Investment Technology Group, Inc.*	57,050	1,729,186
JMP Group LLC+	87,300	731,574
KCG Holdings, Inc., Class A*	35,000	429,100
MCG Capital Corp.+	50,000	198,000
OFS Capital Corp.+	28,708	351,673
Oppenheimer Holdings, Inc., Class A	31,093	729,442
Piper Jaffray Cos.*	11,400	598,044

		7,674,877

Chemicals - 1.64%
Core Molding Technologies, Inc.*	17,000	291,550
Gulf Resources, Inc.*+	153,200	254,312
Intrepid Potash, Inc.*+	50,000	577,500
KMG Chemicals, Inc.	58,200	1,555,686
Kraton Performance Polymers, Inc.*	85,750	1,733,008
OM Group, Inc.	108,300	3,252,249

		7,664,305

Commercial Banks - 16.68%
1st Source Corp.	78,952	2,536,728
Access National Corp.	2,700	50,598
American National Bankshares, Inc.	21,800	492,244
American River Bankshares*	21,300	201,711
AmeriServ Financial, Inc.	5,000	14,900

www.bridgeway.com	1

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Bank of Commerce Holdings	45,300	$253,680
Bank of the Ozarks, Inc.	17,812	657,797
Banner Corp.	11,450	525,555
Bar Harbor Bankshares+	11,250	366,188
Baylake Corp.+	3,000	37,920
BBCN Bancorp, Inc.	15,000	217,050
BCB Bancorp, Inc.+	10,400	126,256
BNC Bancorp	73,844	1,336,576
Boston Private Financial Holdings, Inc.	10,000	121,500
BSB Bancorp, Inc.*	31,633	625,701
C&F Financial Corp.+	1,200	41,940
Camden National Corp.	9,500	378,480
Capital City Bank Group, Inc.	28,150	457,438
Cardinal Financial Corp.	25,000	499,500
Carolina Bank Holdings, Inc.*+	11,500	114,770
Central Pacific Financial Corp.	25,000	574,250
Central Valley Community Bancorp+	20,000	214,400
Century Bancorp, Inc., Class A	15,200	603,440
Chemical Financial Corp.	61,500	1,928,640
Chemung Financial Corp.+	13,500	382,050
Citizens & Northern Corp.	15,000	302,700
CNB Financial Corp.	29,000	493,580
Codorus Valley Bancorp, Inc.+	3,990	80,997
Community Bankers Trust Corp.*+	5,000	21,850
Customers Bancorp, Inc.*	20,000	487,200
Enterprise Bancorp, Inc.	11,775	250,219
Enterprise Financial Services Corp.	27,700	572,282
Farmers Capital Bank Corp.*	18,400	427,800
Farmers National Banc Corp.+	150	1,228
Fidelity Southern Corp.+	55,723	940,604
Financial Institutions, Inc.	39,300	901,149
First Bancorp	49,571	870,467
First Bancorp, Inc.	1,295	22,598
First BanCorp.*	327,800	2,032,360
First Busey Corp.	55,710	372,700
First Business Financial Services, Inc.	9,400	406,456
First Citizens Banc Corp.	2,000	22,080
First Commonwealth
Financial Corp.	158,300	1,424,700

Industry Company	Shares	Value

Commercial Banks (continued)
First Community Bancshares, Inc.	44,000	$771,320
First Connecticut Bancorp, Inc.	16,100	247,457
First Financial Bancorp	66,600	1,186,146
First Financial Corp.	37,000	1,327,930
First Internet Bancorp	1,500	27,855
First Interstate BancSystem, Inc., Class A	95,200	2,648,464
First Merchants Corp.	79,311	1,866,981
First Midwest Bancorp, Inc.	129,000	2,240,730
First of Long Island Corp. (The)	12,000	306,000
First United Corp.*	5,000	45,550
Flushing Financial Corp.	44,297	889,041
German American Bancorp, Inc.	13,000	382,590
Great Southern Bancorp, Inc.	26,900	1,059,591
Hampton Roads Bankshares, Inc.*	386,754	730,965
Heartland Financial USA, Inc.	41,600	1,357,408
Heritage Commerce Corp.	28,100	256,553
Heritage Financial Corp.	60,260	1,024,420
Heritage Oaks Bancorp	200	1,662
HomeTrust Bancshares, Inc.*	2,961	47,287
Horizon Bancorp	3,150	73,678
Hudson Valley Holding Corp.	25,200	644,112
Independent Bank Corp., MA	6,500	285,155
Independent Bank Corp., MI	75,625	970,269
International Bancshares Corp.	90,687	2,360,583
Lakeland Bancorp, Inc.	102,050	1,173,575
LNB Bancorp, Inc.+	26,672	475,828
Macatawa Bank Corp.+	13,200	70,620
MainSource Financial Group, Inc.+	67,400	1,323,736
MB Financial, Inc.	17,400	544,794
MBT Financial Corp.*	60,322	338,406
Mercantile Bank Corp.	31,600	617,780
Merchants Bancshares, Inc.	5,000	145,850
Metro Bancorp, Inc.	27,300	752,661
Middleburg Financial Corp.	21,400	393,974
MidSouth Bancorp, Inc.+	22,500	331,875
MidWestOne Financial Group, Inc.	15,000	432,450
Monarch Financial Holdings, Inc.+	13,662	170,912
MutualFirst Financial, Inc.+	10,900	251,245

2	Quarterly Report | March 31, 2015 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
National Bankshares, Inc.+	2,500	$74,600
National Penn Bancshares, Inc.	25,000	269,250
NBT Bancorp, Inc.	13,000	325,780
NewBridge Bancorp	96,700	862,564
Northrim BanCorp, Inc.	30,445	747,120
OFG Bancorp	92,600	1,511,232
Old Line Bancshares, Inc.+	50	790
Old National Bancorp	20,000	283,800
Old Second Bancorp, Inc.*	54,750	313,170
Orrstown Financial Services, Inc.*	16,800	287,280
Pacific Continental Corp.	55,500	733,710
Pacific Mercantile Bancorp*	20,000	144,800
Park Sterling Corp.	48,852	346,849
Parke Bancorp, Inc.	300	3,780
Peapack Gladstone Financial Corp.	6,894	148,910
Peoples Bancorp, Inc.	29,200	690,288
Pinnacle Financial Partners, Inc.	18,700	831,402
Preferred Bank	35,700	980,679
Premier Financial Bancorp, Inc.	25,200	383,796
QCR Holdings, Inc.	2,000	35,880
Renasant Corp.+	47,946	1,440,777
Republic Bancorp, Inc., Class A	21,550	532,932
Republic First Bancorp, Inc.*+	37,000	134,310
S&T Bancorp, Inc.	49,300	1,399,134
Salisbury Bancorp, Inc.+	1,183	35,076
Sandy Spring Bancorp, Inc.	24,000	629,520
SB Financial Group, Inc.	400	4,220
Shore Bancshares, Inc.*	1,112	10,208
Sierra Bancorp	45,000	751,500
South State Corp.	14,506	992,065
Southern National Bancorp of Virginia, Inc.	20,000	242,600
Southwest Bancorp, Inc.	32,900	585,291
State Bank Financial Corp.+	97,384	2,045,064
Sun Bancorp, Inc.*	10,000	189,100
Tompkins Financial Corp.	12,808	689,711
TowneBank+	10,000	160,800
Trico Bancshares	37,400	902,462
TriState Capital Holdings, Inc.*	50,000	523,500
Trustmark Corp.	32,100	779,388
Union Bankshares Corp.	60,966	1,354,055

Industry Company	Shares	Value

Commercial Banks (continued)
United Community Banks, Inc.	35,650	$673,072
Univest Corp. of Pennsylvania	62,600	1,238,854
WesBanco, Inc.	70,273	2,289,494
Wilshire Bancorp, Inc.	40,000	398,800
Yadkin Financial Corp.*	38,452	780,576

		77,923,924

Commercial Services & Supplies - 2.64%
ACCO Brands Corp.*	333,000	2,767,230
Acme United Corp.	735	13,421
Brink’s Co. (The)	22,000	607,860
Command Security Corp.*	26,800	51,188
Courier Corp.	31,200	763,776
Ecology & Environment, Inc., Class A+	3,500	31,080
EnerNOC, Inc.*	124,100	1,414,740
Ennis, Inc.	112,392	1,586,975
Heritage-Crystal Clean, Inc.*	13,954	163,262
Kimball International, Inc., Class B	107,200	1,123,456
McGrath RentCorp	2,300	75,693
Multi-Color Corp.	22,400	1,552,992
Quad/Graphics, Inc.	70,000	1,608,600
TRC Cos., Inc.*	10,600	88,192
Versar, Inc.*	5,000	15,650
Viad Corp.	17,400	484,068

		12,348,183

Communications Equipment - 0.62%
Bel Fuse, Inc., Class B	13,500	256,905
Black Box Corp.	51,561	1,079,172
Blonder Tongue Laboratories*	10,000	9,601
ClearOne, Inc.+	27,500	293,150
Communications Systems, Inc.	4,150	47,352
Emulex Corp.*	124,000	988,280
Harmonic, Inc.*	28,700	212,667

		2,887,127

Computers & Peripherals - 0.07%
Hutchinson Technology, Inc.*+	100,900	269,403
USA Technologies, Inc.*+	25,000	68,750

		338,153

www.bridgeway.com	3

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Construction & Engineering - 1.01%
Aegion Corp.*	71,800	$1,295,990
Goldfield Corp. (The)*+	50,000	97,000
Great Lakes Dredge & Dock Corp.*	255,000	1,532,550
MYR Group, Inc.*+	12,100	379,214
Northwest Pipe Co.*	45,695	1,048,700
Orion Marine Group, Inc.*	43,920	389,131

		4,742,585

Consumer Finance - 1.04%
Asta Funding, Inc.*	37,900	316,086
Cash America International, Inc.	10,200	237,660
Consumer Portfolio Services, Inc.*	97,000	678,030
Encore Capital Group, Inc.*+	10,000	415,900
Ezcorp, Inc., Class A*+	33,900	309,507
Green Dot Corp., Class A*	72,000	1,146,240
Nelnet, Inc., Class A	25,800	1,220,856
Nicholas Financial, Inc.*	25,000	350,250
Regional Management Corp.*	12,700	187,452

		4,861,981

Distributors - 0.16%
AMCON Distributing Co.	800	62,400
VOXX International Corp.*	56,500	517,540
Weyco Group, Inc.	5,000	149,500

		729,440

Diversified Consumer Services - 0.86%
Ascent Capital Group, Inc., Class A*	4,500	179,145
Bridgepoint Education, Inc.*	20,000	193,000
K12, Inc.*	70,600	1,109,832
Lincoln Educational Services Corp.	5,000	11,400
Regis Corp.*	121,750	1,991,830
Steiner Leisure, Ltd.*	10,000	474,000
Universal Technical Institute, Inc.	5,000	48,000

		4,007,207

Diversified Financial Services - 0.91%
Enova International, Inc.*	9,333	183,767
Gain Capital Holdings, Inc.+	47,599	465,042
Interactive Brokers Group, Inc., Class A	51,150	1,740,123
Marlin Business Services Corp.	2,100	42,063
PHH Corp.*	69,550	1,681,024

Industry Company	Shares	Value

Diversified Financial Services (continued)
Resource America, Inc., Class A	291	$2,648
Sterling Bancorp	10,000	134,100
Summit Financial Group, Inc.	2,000	23,900

		4,272,667

Diversified Telecommunication Services - 1.30%
Alaska Communications Systems Group, Inc.*	178,400	299,712
Atlantic Tele-Network, Inc.	16,300	1,128,286
General Communication, Inc., Class A*	82,650	1,302,564
Hawaiian Telcom Holdco, Inc.*	29,500	785,585
Iridium Communications, Inc.*+	241,325	2,343,266
Premiere Global Services, Inc.*	20,700	197,892

		6,057,305

Electrical Equipment - 0.39%
Broadwind Energy, Inc.*	75,000	375,000
Global Power Equipment Group, Inc.	25,300	333,960
GrafTech International, Ltd.*	120,500	468,745
Highpower International, Inc.*+	25,923	104,470
II-VI, Inc.*	13,000	239,980
Orion Energy Systems, Inc.*	74,300	233,302
Preformed Line Products Co.	1,000	42,130
Ultralife Corp.*	7,350	29,326

		1,826,913

Electronic Equipment, Instruments & Components - 2.85%
Benchmark Electronics, Inc.*	70,900	1,703,727
Electro Rent Corp.	25,000	283,500
Fabrinet*	30,050	570,649
GSI Group, Inc.*	9,600	127,872
Insight Enterprises, Inc.*	29,800	849,896
Iteris, Inc.*	87,000	158,340
Key Tronic Corp.*+	22,000	236,720
Kimball Electronics, Inc.*	50,400	712,656
PAR Technology Corp.*	40,100	168,019
PCM, Inc.*	8,769	81,902
Plexus Corp.*	13,000	530,010
Rofin-Sinar Technologies, Inc.*	5,000	121,150
Sanmina Corp.*	142,700	3,451,913
ScanSource, Inc.*	21,800	886,170

4	Quarterly Report | March 31, 2015 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
Sigmatron International, Inc.*+	13,000	$92,820
SMTC Corp.*	7,500	11,100
TTM Technologies, Inc.*	130,500	1,175,805
Viasystems Group, Inc.*	29,800	521,202
Vishay Precision Group, Inc.*	101,448	1,616,067
Wireless Telecom Group, Inc.*+	10,000	26,000

		13,325,518

Energy Equipment & Services - 2.96%
Basic Energy Services, Inc.*	70,100	485,793
C&J Energy Services, Ltd.*	81,300	904,869
CARBO Ceramics, Inc.+	16,820	513,178
Checkpoint Systems, Inc.	17,000	183,940
Dawson Geophysical Co.*	45,760	195,395
ENGlobal Corp.*	83,200	138,112
Era Group, Inc.*	11,000	229,240
Gulf Island Fabrication, Inc.	13,503	200,655
Gulfmark Offshore, Inc., Class A	23,000	299,920
Helix Energy Solutions Group, Inc.*	15,000	224,400
ION Geophysical Corp.*	150,000	325,500
Natural Gas Services Group, Inc.*	29,800	572,756
Newpark Resources, Inc.*	85,000	774,350
Parker Drilling Co.*	221,250	772,162
PHI, Inc.*	90,200	2,713,216
Pioneer Energy Services Corp.*	329,940	1,788,275
SEACOR Holdings, Inc.*	26,000	1,811,420
Tesco Corp.	94,505	1,074,522
Unit Corp.*	22,000	615,560

		13,823,263

Food & Staples Retailing - 1.62%
Andersons, Inc. (The)	58,100	2,403,597
Ingles Markets, Inc., Class A	49,800	2,464,104
SpartanNash Co.	56,146	1,771,968
Village Super Market, Inc., Class A	1,709	53,731
Weis Markets, Inc.	17,500	870,800

		7,564,200

Food Products - 2.24%
Fresh Del Monte Produce, Inc.+	88,000	3,424,080
John B. Sanfilippo & Son, Inc.	29,107	1,254,512

Industry Company	Shares	Value

Food Products (continued)
Omega Protein Corp.*	123,750	$1,694,138
Post Holdings, Inc.*	62,000	2,904,080
Seneca Foods Corp., Class A*	40,100	1,195,381

		10,472,191

Health Care Equipment & Supplies - 0.79%
Alphatec Holdings, Inc.*	220,000	319,000
AngioDynamics, Inc.*	74,400	1,323,576
Exactech, Inc.*	17,500	448,525
Invacare Corp.	47,900	929,739
Kewaunee Scientific Corp.	3,000	52,260
Merit Medical Systems, Inc.*	20,000	385,000
Symmetry Surgical, Inc.*	31,250	229,062

		3,687,162

Health Care Providers & Services - 4.05%
Almost Family, Inc.*	24,600	1,099,866
Amedisys, Inc.*	93,950	2,515,981
Amsurg Corp.*	28,550	1,756,396
Cross Country Healthcare, Inc.*	24,050	285,233
Five Star Quality Care, Inc.*	146,300	649,572
Healthways, Inc.*	20,000	394,000
InfuSystems Holdings, Inc.*	11,100	30,081
Kindred Healthcare, Inc.	81,350	1,935,316
LHC Group, Inc.*	38,000	1,255,140
Magellan Health, Inc.*	26,225	1,857,254
Molina Healthcare, Inc.*	41,650	2,802,628
National Healthcare Corp.	13,000	828,230
PharMerica Corp.*	72,050	2,031,090
Premier, Inc., Class A*	12,500	469,750
Triple-S Management Corp., Class B*	50,800	1,009,904

		18,920,441

Hotels, Restaurants & Leisure - 3.50%
Ambassadors Group, Inc.*+	500	1,265
Boyd Gaming Corp.*	136,100	1,932,620
Bravo Brio Restaurant Group, Inc.*	4,566	67,075
Flanigan’s Enterprises, Inc.+	2,500	78,800
Frisch’s Restaurants, Inc.+	10,900	295,935
International Speedway Corp., Class A	64,829	2,114,074
Isle of Capri Casinos, Inc.*	96,200	1,351,610
Lakes Entertainment, Inc.*	11,350	97,270
Life Time Fitness, Inc.*	10,000	709,600
Luby’s, Inc.*	62,600	324,894
Marcus Corp. (The)	130,150	2,770,894

www.bridgeway.com	5

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort, Inc.*	29,400	$562,716
Penn National Gaming, Inc.*+	133,800	2,095,308
Red Lion Hotels Corp.*+	28,105	187,460
Ruby Tuesday, Inc.*	249,900	1,501,899
Speedway Motorsports, Inc.	99,900	2,272,725

		16,364,145

Household Durables - 1.40%
Bassett Furniture Industries, Inc.+	80,500	2,295,860
CSS Industries, Inc.	44,900	1,353,735
Emerson Radio Corp.	50,700	66,417
Hooker Furniture Corp.	15,000	285,750
Lifetime Brands, Inc.+	24,400	372,832
NACCO Industries, Inc., Class A	9,250	490,158
P&F Industries, Inc., Class A*	696	4,719
Skullcandy, Inc.*	13,000	146,900
William Lyon Homes, Class A*	10,000	258,200
ZAGG, Inc.*	145,700	1,263,219

		6,537,790

Household Products - 0.98%
Central Garden & Pet Co., Class A*	245,003	2,601,932
HRG Group, Inc.*	157,700	1,968,096

		4,570,028

Insurance - 8.74%
Ambac Financial Group, Inc.*	68,000	1,645,600
American Equity Investment Life Holding Co.	94,850	2,762,980
American Independence Corp.*+	1,800	18,990
AMERISAFE, Inc.	26,800	1,239,500
Argo Group International Holdings, Ltd.	8,800	441,320
Baldwin & Lyons, Inc., Class B	13,400	314,364
Citizens, Inc.*+	13,040	80,326
Donegal Group, Inc., Class A	26,900	422,868
EMC Insurance Group, Inc.	13,700	463,060
Employers Holdings, Inc.	38,500	1,039,115
FBL Financial Group, Inc., Class A	31,850	1,975,018
Federated National Holding Co.	37,288	1,141,013
Fidelity & Guaranty Life	30,800	652,960
First Acceptance Corp.*+	140,000	338,800
Hallmark Financial Services, Inc.*	57,800	612,680
Hilltop Holdings, Inc.*	20,000	388,800
Horace Mann Educators Corp.	60,800	2,079,360

Industry Company	Shares	Value

Insurance (continued)
Independence Holding Co.	15,050	$204,530
Infinity Property & Casualty Corp.	15,640	1,283,262
Investors Title Co.+	1,000	74,020
Kansas City Life Insurance Co.	3,400	156,162
Kingstone Cos., Inc.+	4,300	32,379
Maiden Holdings, Ltd.	162,600	2,411,358
MBIA, Inc.*	42,100	391,530
Meadowbrook Insurance Group, Inc.	86,000	731,000
Montpelier Re Holdings, Ltd.	46,400	1,783,616
National Interstate Corp.	8,000	224,640
National Western Life Insurance Co., Class A	5,614	1,427,640
Navigators Group, Inc. (The)*	37,200	2,895,648
OneBeacon Insurance Group, Ltd., Class A	41,000	623,610
Safety Insurance Group, Inc.	24,000	1,434,000
Selective Insurance Group, Inc.	90,950	2,642,098
State Auto Financial Corp.	18,400	446,936
Stewart Information Services Corp.	62,150	2,525,776
Third Point Reinsurance, Ltd.*	35,000	495,250
United Fire Group, Inc.	58,800	1,868,076
United Insurance Holdings Corp.	60,000	1,350,000
Universal Insurance Holdings, Inc.	86,316	2,208,826

		40,827,111

Internet & Catalog Retail - 0.18%
CafePress, Inc.*+	25,000	97,250
FTD Cos., Inc.*	25,380	759,877

		857,127

Internet Software & Services - 0.85%
Autobytel, Inc.*	11,000	162,470
Blucora, Inc.*	65,500	894,730
Demand Media, Inc.*	40,000	228,800
Marchex, Inc., Class B	70,000	285,600
Monster Worldwide, Inc.*	264,200	1,675,028

6	Quarterly Report | March 31, 2015 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Internet Software & Services (continued)
QuinStreet, Inc.*	7,047	$41,930
United Online, Inc.*	41,429	659,964
Unwired Planet, Inc.*	10,000	5,718

		3,954,240

IT Services - 2.31%
CACI International, Inc., Class A*	30,924	2,780,686
CIBER, Inc.*	82,350	339,282
Edgewater Technology, Inc.*	51,100	349,524
Engility Holdings, Inc.	51,400	1,544,056
Global Cash Access Holdings, Inc.*	85,000	647,700
ManTech International Corp., Class A	88,800	3,013,872
NCI, Inc., Class A	62,804	629,296
Newtek Business Services Corp.	2,318	38,317
Sykes Enterprises, Inc.*	58,134	1,444,630

		10,787,363

Leisure Equipment & Products - 0.20%
Johnson Outdoors, Inc., Class A	24,700	817,817
Summer Infant, Inc.*+	41,400	111,780

		929,597

Machinery - 1.91%
Ampco-Pittsburgh Corp.	41,200	719,352
Briggs & Stratton Corp.	99,300	2,039,622
Chicago Rivet & Machine Co.+	1,000	31,190
Cleantech Solutions International, Inc.*+	11,500	35,190
Dynamic Materials Corp.	20,100	256,677
Eastern Co. (The)	18,401	369,124
FreightCar America, Inc.	14,200	446,306
Hardinge, Inc.+	75,000	870,000
Hurco Companies, Inc.	6,090	200,544
Kadant, Inc.	10,000	526,100
L.B. Foster Co., Class A	18,600	883,128
L.S. Starrett Co., Class A (The)	22,500	427,500
MFRI, Inc.*	29,900	186,875
Supreme Industries, Inc., Class A	35,805	280,353
THT Heat Transfer Technology, Inc.*	15,000	14,852
Titan International, Inc.+	176,000	1,647,360
WSI Industries, Inc.+	1,300	7,696

		8,941,869

Industry Company	Shares	Value

Marine - 0.13%
International Shipholding Corp.+	26,738	$323,797
Navios Maritime Holdings, Inc.+	43,500	181,830
Rand Logistics, Inc.*+	9,000	29,250
Ultrapetrol Bahamas, Ltd.*	47,792	69,298

		604,175

Media - 1.95%
Ballantyne Strong, Inc.*	43,481	196,969
CTC Media, Inc.	129,800	514,008
Entercom Communications Corp., Class A*	117,425	1,426,714
Eros International PLC*	24,700	431,509
Global Sources, Ltd.*+	4,200	24,612
Harte-Hanks, Inc.	220,300	1,718,340
Insignia Systems, Inc.*	10,000	30,000
McClatchy Co. (The), Class A*	210,000	386,400
Radio One, Inc., Class D*+	123,800	381,304
Reading International, Inc., Class A*	31,209	419,761
Salem Media Group, Inc.	98,357	605,879
Scholastic Corp.	72,800	2,980,432

		9,115,928

Metals & Mining - 1.47%
Century Aluminum Co.*	147,100	2,029,980
Handy & Harman, Ltd.*	800	32,848
Hecla Mining Co.+	327,000	974,460
Kaiser Aluminum Corp.	21,980	1,690,042
Materion Corp.	33,400	1,283,562
Noranda Aluminum Holding Corp.	123,500	366,795
Synalloy Corp.	7,000	101,920
Thompson Creek Metals Co., Inc.*	3,500	4,620
Universal Stainless & Alloy Products, Inc.*	14,658	384,333

		6,868,560

Multiline Retail - 0.17%
Fred’s, Inc., Class A	46,200	789,558

Oil, Gas & Consumable Fuels - 6.29%
Abraxas Petroleum Corp.*	180,200	585,650
Adams Resources & Energy, Inc.+	19,100	1,283,711
Alon USA Energy, Inc.	70,850	1,173,984
Bill Barrett Corp.*	46,200	383,460
Bonanza Creek Energy, Inc.*	46,000	1,134,360

www.bridgeway.com	7

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.*	293,900	$2,195,433
Carrizo Oil & Gas, Inc.*	25,000	1,241,250
Clayton Williams Energy, Inc.*+	16,000	810,080
Cloud Peak Energy, Inc.*	116,432	677,634
Comstock Resources, Inc.+	34,500	123,165
Contango Oil & Gas Co.*	38,000	836,000
DHT Holdings, Inc.	36,722	256,320
Earthstone Energy, Inc.*	3,202	75,407
Gastar Exploration, Inc.*	162,540	425,855
Gran Tierra Energy, Inc.*	100,000	273,000
Green Plains, Inc.	90,200	2,575,210
Halcon Resources Corp.*+	348,000	535,920
Hallador Energy Co.	70,000	818,300
Knightsbridge Shipping, Ltd.+	27,000	135,000
LinnCo LLC+	40,000	382,800
Matador Resources Co.*+	55,000	1,205,600
Mexco Energy Corp.*+	6,000	34,260
Navios Maritime Acquisition Corp.+	65,000	230,100
New Concept Energy, Inc.*+	4,800	10,032
Northern Oil and Gas, Inc.*+	90,000	693,900
Pacific Ethanol, Inc.*+	25,000	269,750
PDC Energy, Inc.*	10,000	540,400
Penn Virginia Corp.*+	288,600	1,870,128
PetroQuest Energy, Inc.*	46,250	106,375
Renewable Energy Group, Inc.*	181,341	1,671,964
REX American Resources Corp.*	33,920	2,062,675
Sanchez Energy Corp.*+	83,000	1,079,830
Ship Finance International, Ltd.	50,000	740,000
Stone Energy Corp.*	37,800	554,904
Swift Energy Co.*+	10,000	21,600
TransAtlantic Petroleum, Ltd.*+	68,500	365,790
Triangle Petroleum Corp.*+	185,000	930,550
U.S. Energy Corp. - Wyoming*	65,600	74,128
VAALCO Energy, Inc.*	276,500	677,425
W&T Offshore, Inc.+	50,200	256,522
Warren Resources, Inc.*	79,600	70,844

		29,389,316

Paper & Forest Products - 0.96%
Mercer International, Inc.*+	79,150	1,215,744
Orient Paper, Inc.*+	76,593	142,463
PH Glatfelter Co.	20,500	564,365

Industry Company	Shares	Value

Paper & Forest Products (continued)
Resolute Forest Products, Inc.*	147,800	$2,549,550

		4,472,122

Personal Products - 0.16%
Mannatech, Inc.*	8,400	155,820
Natural Alternatives International, Inc.*+	6,400	35,072
Nutraceutical International Corp.*	28,700	565,390

		756,282

Professional Services - 2.68%
CBIZ, Inc.*	13,000	121,290
CDI Corp.	104,600	1,469,630
CRA International, Inc.*	54,700	1,702,264
FTI Consulting, Inc.*	47,800	1,790,588
Heidrick & Struggles International, Inc.	55,000	1,351,900
Hill International, Inc.*	50,100	179,859
Kelly Services, Inc., Class A	80,614	1,405,908
Navigant Consulting, Inc.*	124,600	1,614,816
RPX Corp.*	132,700	1,909,553
VSE Corp.	11,800	966,184

		12,511,992

Real Estate Management & Development - 0.12%
Forestar Group, Inc.*	15,000	236,550
RE/MAX Holdings, Inc., Class A	1,168	38,789
St. Joe Co. (The)*	15,000	278,400

		553,739

Road & Rail - 1.56%
ArcBest Corp.	45,700	1,731,573
Celadon Group, Inc.	22,400	609,728
Covenant Transportation Group, Inc., Class A*	45,300	1,502,148
Marten Transport, Ltd.	55,482	1,287,182
P.A.M. Transportation Services, Inc.*	26,819	1,535,924
USA Truck, Inc.*	21,836	604,639

		7,271,194

Semiconductors & Semiconductor Equipment - 3.87%
Advanced Energy Industries, Inc.*	44,400	1,139,304
Alpha & Omega Semiconductor, Ltd.*	114,500	1,020,195
Amkor Technology, Inc.*	162,600	1,436,571

8	Quarterly Report | March 31, 2015 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
AXT, Inc.*+	100,000	$269,000
Brooks Automation, Inc.	73,400	853,642
Cirrus Logic, Inc.*	29,800	991,148
Diodes, Inc.*	35,799	1,022,419
Fairchild Semiconductor International, Inc.*	128,000	2,327,040
GigOptix, Inc.*	60,000	72,600
Integrated Silicon Solution, Inc.	68,200	1,220,098
inTEST Corp.*+	55,000	224,950
IXYS Corp.	57,500	708,400
Kulicke & Soffa Industries, Inc.*	123,632	1,932,368
OmniVision Technologies, Inc.*	79,100	2,085,867
Pericom Semiconductor Corp.	40,000	618,800
Photronics, Inc.*	168,550	1,432,675
Rudolph Technologies, Inc.*	39,600	436,392
Ultra Clean Holdings, Inc.*	39,300	280,995

		18,072,464

Software - 1.05%
Ebix, Inc.+	110,000	3,341,800
Epiq Systems, Inc.	30,000	537,900
GSE Systems, Inc.*	22,500	33,750
Mind CTI, Ltd.	20,000	63,800
Net 1 UEPS Technologies, Inc.*	3,400	46,512
NetSol Technologies, Inc.*+	31,000	180,110
TeleCommunication Systems, Inc., Class A*	180,743	692,246

		4,896,118

Specialty Retail - 2.16%
Barnes & Noble, Inc.*	82,000	1,947,500
Big 5 Sporting Goods Corp.	14,745	195,666
Children’s Place, Inc. (The)	10,500	673,995
Citi Trends, Inc.*	28,900	780,300
Haverty Furniture Cos., Inc.	12,700	315,976
hhgregg, Inc.*+	15,000	91,950
Pep Boys-Manny, Moe & Jack (The)*	52,900	508,898
Sonic Automotive, Inc., Class A	15,000	373,500
Stage Stores, Inc.	27,500	630,300
Systemax, Inc.*	12,500	152,750
Trans World Entertainment Corp.*	70,000	259,000
TravelCenters of America LLC*	219,400	3,826,336

Industry Company	Shares	Value

Specialty Retail (continued)
West Marine, Inc.*+	35,300	$327,231

		10,083,402

Textiles, Apparel & Luxury Goods - 1.18%
Delta Apparel, Inc.*+	10,000	123,000
Iconix Brand Group, Inc.*	14,000	471,380
Perry Ellis International, Inc.*	123,100	2,850,996
Rocky Brands, Inc.	20,800	449,280
Unifi, Inc.*	44,300	1,598,787

		5,493,443

Thrifts & Mortgage Finance - 4.00%
Astoria Financial Corp.	112,100	1,451,695
Bank Mutual Corp.	124,700	912,804
Berkshire Hills Bancorp, Inc.+	37,200	1,030,440
Brookline Bancorp, Inc.	45,000	452,250
Cape Bancorp, Inc.+	29,300	280,108
Cheviot Financial Corp.	3,893	60,497
Chicopee Bancorp, Inc.	12,500	211,000
Dime Community Bancshares, Inc.	42,100	677,810
ESSA Bancorp, Inc.	33,100	424,342
Federal Agricultural Mortgage Corp., Class C	21,500	606,085
First Defiance Financial Corp.	19,400	636,708
First Financial Northwest, Inc.	35,182	434,498
Flagstar Bancorp, Inc.*	57,100	828,521
Fox Chase Bancorp, Inc.	31,000	521,730
Hampden Bancorp, Inc.	16,500	365,145
Hingham Institution for Savings	30	2,970
HMN Financial, Inc.*+	23,800	289,170
Home Bancorp, Inc.	17,311	368,205
Home Loan Servicing Solutions, Ltd.+	16,500	272,910
HomeStreet, Inc.*	22,000	403,040
HopFed Bancorp, Inc.	18,100	232,947
Meta Financial Group, Inc.	7,900	313,867
NASB Financial, Inc.+	4,600	117,990
New Hampshire Thrift Bancshares, Inc.	2,000	31,200
Northwest Bancshares, Inc.	68,300	809,355
Ocean Shore Holding Co.	14,200	209,166
OceanFirst Financial Corp.	39,900	689,073
Oritani Financial Corp.	74,400	1,082,520
Provident Financial Holdings, Inc.	26,600	425,334

www.bridgeway.com	9

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Provident Financial Services, Inc.	69,700	$1,299,905
Pulaski Financial Corp.	29,900	369,863
Riverview Bancorp, Inc.*	87,000	395,850
Security National Financial Corp., Class A*	78,278	417,222
SI Financial Group, Inc.	15,000	182,100
Territorial Bancorp, Inc.	21,200	503,712
Timberland Bancorp, Inc.	9,000	97,650
TrustCo Bank Corp. - NY	55,000	378,400
United Community Bancorp+	11,800	149,270
United Community Financial Corp.	61,324	334,829
Westfield Financial, Inc.	53,081	410,316

		18,680,497

Trading Companies & Distributors - 2.03%
Aircastle, Ltd.	130,700	2,935,522
CAI International, Inc.*	63,500	1,560,195
General Finance Corp.*	168,500	1,359,795
Rush Enterprises, Inc., Class A*	58,500	1,600,560
TAL International Group, Inc.	17,250	702,592
Textainer Group Holdings, Ltd.+	15,000	449,850
Willis Lease Finance Corp.*	48,400	899,272

		9,507,786

Wireless Telecommunication Services - 0.30%
Shenandoah Telecommuni-cations Co.	5,600	174,496
Spok Holdings, Inc.	64,764	1,241,526

		1,416,022

TOTAL COMMON STOCKS - 99.90%		466,762,741

(Cost $378,490,116)

RIGHTS - 0.01%
Leap Wireless CVR*Δ	32,900	41,454

TOTAL RIGHTS - 0.01%		41,454

(Cost $80,276)

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc., expiring 10/15/21*	3,317	3,052

TOTAL WARRANTS - 0.00%		3,052

(Cost $105,563)

Rate^		Shares	Value

MONEY MARKET FUND - 0.18%
Dreyfus Cash Management Fund	0.03%	839,666	$839,666

TOTAL MONEY MARKET FUND - 0.18%			839,666

(Cost $839,666)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.57%
Dreyfus Cash Management Fund**	0.03%	16,705,779	16,705,779

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.57%			16,705,779

(Cost $16,705,779)

TOTAL INVESTMENTS - 103.66%			$484,352,692
(Cost $396,221,400)
Liabilities in Excess of Other Assets - (3.66%)			(17,120,611)

NET ASSETS - 100.00%			$467,232,081

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2015.
^	Rate disclosed as of March 31, 2015.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan as of March 31, 2015. Total loaned securities had a value of $16,104,104 as of March 31, 2015.

CVR - Contingent Value Right

LLC - Limited Liability Company

PLC - Public Limited Company

10	Quarterly Report | March 31, 2015 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$466,762,741	$—	$ —	$466,762,741
Rights	—	—	41,454	41,454
Warrants	3,052	—	—	3,052
Money Market Fund	—	839,666	—	839,666
Investments Purchased with Cash Proceeds from Securities Lending	—	16,705,779	—	16,705,779

TOTAL	$466,765,793	$17,545,445	$ 41,454	$484,352,692

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)

	Rights	Total

Balance as of 06/30/2014	$41,454	$41,454
Purchases	—	—
Sales	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Transfers in	—	—
Transfers out	—	—

Balance as of 03/31/2015	$41,454	$41,454

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2015	$ —	$ —

See Notes to Schedule of Investments.

www.bridgeway.com	11

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.96%
Aerospace & Defense - 1.47%
AAR Corp.	114,560	$3,516,992
Arotech Corp.*+	136,300	423,893
Breeze-Eastern Corp.*+	2,500	25,725
Ducommun, Inc.*	49,750	1,288,525
Erickson, Inc.*+	12,113	52,328
LMI Aerospace, Inc.*	45,000	549,450
National Presto Industries, Inc.+	9,435	598,085
Sypris Solutions, Inc.	8,004	18,009

		6,473,007

Air Freight & Logistics - 0.64%
Air T, Inc.*	3,700	90,983
Air Transport Services Group, Inc.*	215,950	1,991,059
Atlas Air Worldwide Holdings, Inc.*	17,300	744,246

		2,826,288

Airlines - 1.45%
Hawaiian Holdings, Inc.*+	135,600	2,986,590
Republic Airways Holdings, Inc.*	158,654	2,181,492
SkyWest, Inc.	84,100	1,228,701

		6,396,783

Auto Components - 2.37%
China Automotive Systems, Inc.+	28,500	207,480
China XD Plastics Co., Ltd.*+	79,500	385,575
Cooper Tire & Rubber Co.	14,500	621,180
Cooper-Standard Holding, Inc.*	45,510	2,694,192
Fuel Systems Solutions, Inc.*+	56,402	622,678
Modine Manufacturing Co.*	149,000	2,007,030
Remy International, Inc.	9,100	202,111
Shiloh Industries, Inc.*	15,000	210,600
SORL Auto Parts, Inc.*	48,000	163,200
Spartan Motors, Inc.	88,600	429,710
Stoneridge, Inc.*	33,400	377,086
Strattec Security Corp.	3,600	265,824
Superior Industries International, Inc.	118,700	2,246,991

		10,433,657

Beverages - 0.04%
MGP Ingredients, Inc.	12,300	165,558

Building Products - 1.03%
Alpha Pro Tech, Ltd.*	54,000	122,580

Industry Company	Shares	Value

Building Products (continued)
Gibraltar Industries, Inc.*	84,706	$1,390,025
Griffon Corp.	140,250	2,444,558
Universal Forest Products, Inc.	10,000	554,800

		4,511,963

Capital Markets - 1.56%
Arlington Asset Investment Corp., Class A+	13,700	329,622
Calamos Asset Management, Inc., Class A	49,700	668,465
Cowen Group, Inc., Class A*	157,300	817,960
FBR & Co.*	11,775	272,120
INTL FCStone, Inc.*	14,000	416,220
Investment Technology Group, Inc.*	61,000	1,848,910
JMP Group LLC	50,000	419,000
KCG Holdings, Inc., Class A*	35,000	429,100
Oppenheimer Holdings, Inc., Class A	34,419	807,470
Piper Jaffray Cos.*	16,100	844,606

		6,853,473

Chemicals - 1.14%
China Green Agriculture, Inc.+	36,800	64,768
Core Molding Technologies, Inc.*	22,425	384,589
Gulf Resources, Inc.*	60,750	100,845
Intrepid Potash, Inc.*+	90,000	1,039,500
KMG Chemicals, Inc.	38,200	1,021,086
Kraton Performance Polymers, Inc.*	16,075	324,876
OM Group, Inc.	69,000	2,072,070

		5,007,734

Commercial Banks - 17.52%
1st Source Corp.	52,500	1,686,825
Access National Corp.	5,600	104,944
American National Bankshares, Inc.	13,060	294,895
American River Bankshares*	20,744	196,446
AmeriServ Financial, Inc.	5,000	14,900
Bank of Commerce Holdings	47,900	268,240
Bank of Kentucky Financial Corp. (The)	4,400	215,820
Bank of the Ozarks, Inc.	13,622	503,060
Banner Corp.	25,057	1,150,116

12	Quarterly Report | March 31, 2015 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Bar Harbor Bankshares	10,500	$341,775
Baylake Corp.+	5,600	70,784
BBCN Bancorp, Inc.	2,600	37,622
BCB Bancorp, Inc.	11,300	137,182
BNC Bancorp	74,956	1,356,704
Boston Private Financial Holdings, Inc.	10,000	121,500
BSB Bancorp, Inc.*+	23,800	470,764
C&F Financial Corp.	2,400	83,880
Camden National Corp.	5,853	233,184
Capital City Bank Group, Inc.	40,050	650,812
Cardinal Financial Corp.	24,478	489,070
Carolina Bank Holdings, Inc.*+	11,500	114,770
Central Pacific Financial Corp.	30,400	698,288
Central Valley Community Bancorp+	21,000	225,120
Century Bancorp, Inc., Class A	14,300	567,710
Chemical Financial Corp.	60,300	1,891,008
Chemung Financial Corp.+	10,998	311,243
Citizens & Northern Corp.	10,000	201,800
CNB Financial Corp.	31,900	542,938
Codorus Valley Bancorp, Inc.	3,989	80,977
Community Bankers Trust Corp.*+	25,000	109,250
Community Trust Bancorp, Inc.	20,000	663,200
Customers Bancorp, Inc.*	20,000	487,200
Eastern Virginia Bankshares, Inc.	7,051	44,139
Enterprise Bancorp, Inc.	175	3,719
Farmers Capital Bank Corp.*	13,400	311,550
Farmers National Banc Corp.+	150	1,228
Fidelity Southern Corp.	58,900	994,232
Financial Institutions, Inc.	40,300	924,079
First Bancorp	51,600	906,096
First Bancorp, Inc.	11,800	205,910
First BanCorp. (Puerto Rico)*	254,700	1,579,140
First Busey Corp.	111,500	745,935
First Business Financial Services, Inc.	9,200	397,808
First Citizens Banc Corp.	2,000	22,080
First Commonwealth Financial Corp.	121,200	1,090,800
First Community Bancshares, Inc.	44,100	773,073

Industry Company	Shares	Value

Commercial Banks (continued)
First Connecticut Bancorp, Inc.	4,800	$73,776
First Financial Bancorp	68,337	1,217,082
First Financial Corp.	38,830	1,393,609
First Internet Bancorp	1,200	22,284
First Interstate BancSystem, Inc., Class A	94,600	2,631,772
First Merchants Corp.	71,000	1,671,340
First Midwest Bancorp, Inc.	115,900	2,013,183
First of Long Island Corp. (The)	18,000	459,000
Flushing Financial Corp.	43,300	869,031
German American Bancorp, Inc.	12,500	367,875
Great Southern Bancorp, Inc.	39,850	1,569,692
Hampton Roads Bankshares, Inc.*	500,725	946,370
Heartland Financial USA, Inc.	10,950	357,298
Heritage Commerce Corp.	30,000	273,900
Heritage Financial Corp.	40,502	688,534
Heritage Oaks Bancorp	200	1,662
HomeTrust Bancshares, Inc.*	50,000	798,500
Horizon Bancorp	20,363	476,291
Hudson Valley Holding Corp.	37,800	966,168
Huntington Bancshares, Inc.	17,709	195,684
Independent Bank Corp., MA	11,000	482,570
Independent Bank Corp., MI	80,500	1,032,815
International Bancshares Corp.	89,200	2,321,876
Lakeland Bancorp, Inc.	104,940	1,206,810
LNB Bancorp, Inc.	17,000	303,280
Macatawa Bank Corp.	12,550	67,142
MainSource Financial Group, Inc.	41,500	815,060
MB Financial, Inc.	8,700	272,397
MBT Financial Corp.*	62,011	347,882
Mercantile Bank Corp.	2,000	39,100
Merchants Bancshares, Inc.	5,000	145,850
Metro Bancorp, Inc.	26,250	723,712
Middleburg Financial Corp.	22,463	413,544
MidSouth Bancorp, Inc.	23,300	343,675
MidWestOne Financial Group, Inc.	12,000	345,960
Monarch Financial Holdings, Inc.	12,538	156,850
MutualFirst Financial, Inc.	8,700	200,535
National Penn Bancshares, Inc.	20,000	215,400

www.bridgeway.com	13

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
NBT Bancorp, Inc.	20,932	$524,556
NewBridge Bancorp	99,388	886,541
Northrim BanCorp, Inc.	32,000	785,280
OFG Bancorp	50,000	816,000
Old Line Bancshares, Inc.+	50	790
Old National Bancorp	30,600	434,214
Old Second Bancorp, Inc.*	30,050	171,886
Orrstown Financial Services, Inc.*	16,700	285,570
Pacific Continental Corp.	56,600	748,252
Pacific Mercantile Bancorp*	20,000	144,800
Park Sterling Corp.	50,298	357,116
Peapack Gladstone Financial Corp.	468	10,109
Peoples Bancorp of North Carolina, Inc.	14,500	271,005
Peoples Bancorp, Inc.	28,550	674,922
Pinnacle Financial Partners, Inc.	45,750	2,034,045
Preferred Bank	36,000	988,920
Premier Financial Bancorp, Inc.	26,066	396,985
QCR Holdings, Inc.+	2,000	35,880
Renasant Corp.+	58,700	1,763,935
Republic Bancorp, Inc., Class A	25,700	635,561
S&T Bancorp, Inc.	30,700	871,266
Salisbury Bancorp, Inc.	1,183	35,076
Sandy Spring Bancorp, Inc.	14,300	375,089
Shore Bancshares, Inc.*	20,000	183,600
Sierra Bancorp	42,200	704,740
South State Corp.	16,911	1,156,543
Southern National Bancorp of Virginia, Inc.	35,000	424,550
Southside Bancshares, Inc.	12,129	347,981
Southwest Bancorp, Inc.	23,900	425,181
State Bank Financial Corp.	95,800	2,011,800
Summit State Bank	5,000	66,550
Sun Bancorp, Inc.*	10,000	189,100
Tompkins Financial Corp.	8,400	452,340
TowneBank	32,222	518,130
Trico Bancshares	38,900	938,657
TriState Capital Holdings, Inc.*	50,000	523,500
Trustmark Corp.	20,800	505,024
Union Bankshares Corp.	58,628	1,302,128
United Community Banks, Inc.	57,770	1,090,698
Univest Corp. of Pennsylvania	39,200	775,768
WesBanco, Inc.	66,385	2,162,823
Wilshire Bancorp, Inc.	25,000	249,250

Industry Company	Shares	Value

Commercial Banks (continued)
Wintrust Financial Corp.	7,000	$333,760
Yadkin Financial Corp.*	38,000	771,400

		77,130,646

Commercial Services & Supplies - 2.89%
ACCO Brands Corp.*	339,800	2,823,738
Acme United Corp.	2,000	36,520
Brink’s Co. (The)	22,500	621,675
Command Security Corp.*	17,800	33,998
Courier Corp.	30,350	742,968
Ecology & Environment, Inc., Class A+	2,811	24,962
EnerNOC, Inc.*	148,100	1,688,340
Ennis, Inc.	100,900	1,424,708
Heritage-Crystal Clean, Inc.*	14,246	166,678
Kimball International, Inc., Class B	103,800	1,087,824
Metalico, Inc.*	1,200	444
Multi-Color Corp.	5,750	398,648
Quad/Graphics, Inc.	71,000	1,631,580
TRC Cos., Inc.*	51,400	427,648
Versar, Inc.*	5,000	15,650
Viad Corp.	57,894	1,610,611

		12,735,992

Communications Equipment - 0.75%
Bel Fuse, Inc., Class B	3,600	68,508
Black Box Corp.	58,764	1,229,931
Blonder Tongue Laboratories*	27,859	26,747
ClearOne, Inc.+	26,500	282,490
Communications Systems, Inc.	4,950	56,480
Emulex Corp.*	115,800	922,926
Harmonic, Inc.*	99,100	734,331

		3,321,413

Computers & Peripherals - 0.09%
Concurrent Computer Corp.	1,700	10,761
Datalink Corp.*	500	6,020
Hutchinson Technology, Inc.*	105,500	281,685
USA Technologies, Inc.*+	30,000	82,500

		380,966

Construction & Engineering - 1.31%
Aegion Corp.*	120,300	2,171,415
Goldfield Corp. (The)*	65,000	126,100
Great Lakes Dredge & Dock Corp.*	196,750	1,182,468
MYR Group, Inc.*	15,000	470,100
Northwest Pipe Co.*	38,800	890,460

14	Quarterly Report | March 31, 2015 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Construction & Engineering (continued)
Orion Marine Group, Inc.*	102,744	$910,312

		5,750,855

Consumer Finance - 0.99%
Asta Funding, Inc.*	10,350	86,319
Cash America International, Inc.	24,900	580,170
Consumer Portfolio Services, Inc.*	116,650	815,384
Encore Capital Group, Inc.*+	10,000	415,900
Ezcorp, Inc., Class A*+	40,000	365,200
Green Dot Corp., Class A*	21,800	347,056
Nelnet, Inc., Class A	25,900	1,225,588
Nicholas Financial, Inc.*	25,000	350,250
Regional Management Corp.*	13,100	193,356

		4,379,223

Distributors - 0.09%
AMCON Distributing Co.	800	62,400
VOXX International Corp.*	19,364	177,374
Weyco Group, Inc.	5,000	149,500

		389,274

Diversified Consumer Services - 0.86%
Ascent Capital Group, Inc., Class A*	7,000	278,670
Bridgepoint Education, Inc.*	2,724	26,287
K12, Inc.*	63,500	998,220
Lincoln Educational Services Corp.	91,300	208,164
Regis Corp.*	114,050	1,865,858
Steiner Leisure, Ltd.*	8,000	379,200
Universal Technical Institute, Inc.	5,000	48,000

		3,804,399

Diversified Financial Services - 1.23%
Enova International, Inc.*	22,783	448,597
Gain Capital Holdings, Inc.	39,900	389,823
Interactive Brokers Group, Inc., Class A	90,750	3,087,315
Marlin Business Services Corp.	5,775	115,673
PHH Corp.*	46,000	1,111,820
Resource America, Inc., Class A	8,400	76,440
Sterling Bancorp	15,000	201,150

		5,430,818

Industry Company	Shares	Value

Diversified Telecommunication Services - 1.16%
Alaska Communications Systems Group, Inc.*	313,487	$526,658
Atlantic Tele-Network, Inc.	17,500	1,211,350
General Communication, Inc., Class A*	10,000	157,600
Hawaiian Telcom Holdco, Inc.*	35,400	942,702
Iridium Communications, Inc.*+	217,125	2,108,284
Premiere Global Services, Inc.*	15,800	151,048

		5,097,642

Electrical Equipment - 0.22%
Broadwind Energy, Inc.*	25,000	125,000
Global Power Equipment Group, Inc.	15,000	198,000
GrafTech International, Ltd.*	51,050	198,584
Highpower International, Inc.*+	25,922	104,466
Orion Energy Systems, Inc.*	76,924	241,541
Preformed Line Products Co.	1,200	50,556
Ultralife Corp.*	8,350	33,316

		951,463

Electronic Equipment, Instruments & Components - 3.48%
Benchmark Electronics, Inc.*	105,500	2,535,165
Electro Rent Corp.	18,203	206,422
Fabrinet*	60,150	1,142,248
GSI Group, Inc.*	11,000	146,520
Insight Enterprises, Inc.*	44,883	1,280,063
Iteris, Inc.*	65,000	118,300
Key Tronic Corp.*+	11,900	128,044
Kimball Electronics, Inc.*	59,100	835,674
PAR Technology Corp.*	40,100	168,019
PCM, Inc.*	16,575	154,810
Plexus Corp.*	9,500	387,315
Sanmina Corp.*	149,100	3,606,729
ScanSource, Inc.*	14,000	569,100
Sigmatron International, Inc.*+	20,000	142,800
SMTC Corp.*	13,500	19,980
TTM Technologies, Inc.*	101,500	914,515
Viasystems Group, Inc.*	80,900	1,414,941
Vishay Precision Group, Inc.*	96,667	1,539,905

www.bridgeway.com	15

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
Wireless Telecom Group, Inc.*+	10,000	$26,000

		15,336,550

Energy Equipment & Services - 3.13%
Basic Energy Services, Inc.*	158,000	1,094,940
C&J Energy Services, Ltd.*	127,800	1,422,414
CARBO Ceramics, Inc.+	7,000	213,570
Checkpoint Systems, Inc.	24,500	265,090
ENGlobal Corp.*	86,300	143,258
Era Group, Inc.*	11,500	239,660
Forum Energy Technologies, Inc.*	25,000	490,000
Gulf Island Fabrication, Inc.	23,000	341,780
Gulfmark Offshore, Inc., Class A	28,800	375,552
Helix Energy Solutions Group, Inc.*	30,000	448,800
ION Geophysical Corp.*	140,000	303,800
Mitcham Industries, Inc.*	31,650	145,590
Natural Gas Services Group, Inc.*	26,305	505,582
Newpark Resources, Inc.*	85,000	774,350
Parker Drilling Co.*	239,400	835,506
PHI, Inc.*	78,150	2,350,752
Pioneer Energy Services Corp.*	127,300	689,966
SEACOR Holdings, Inc.*	25,000	1,741,750
Tesco Corp.	70,500	801,585
Unit Corp.*	21,200	593,176

		13,777,121

Food & Staples Retailing - 1.79%
Andersons, Inc. (The)	57,350	2,372,570
Ingles Markets, Inc., Class A+	50,950	2,521,006
SpartanNash Co.	60,860	1,920,742
Village Super Market, Inc., Class A	1,100	34,584
Weis Markets, Inc.	20,700	1,030,032

		7,878,934

Food Products - 1.58%
Fresh Del Monte Produce, Inc.	90,800	3,533,028
John B. Sanfilippo & Son, Inc.	9,600	413,760
Omega Protein Corp.*	123,650	1,692,768
Post Holdings, Inc.*+	23,700	1,110,108

Industry Company	Shares	Value

Food Products (continued)
Seneca Foods Corp., Class A*	6,650	$198,236

		6,947,900

Health Care Equipment & Supplies - 0.72%
AngioDynamics, Inc.*	77,500	1,378,725
Exactech, Inc.*	17,500	448,525
Invacare Corp.	35,000	679,350
Kewaunee Scientific Corp.	2,500	43,550
Merit Medical Systems, Inc.*	28,100	540,925
Symmetry Surgical, Inc.*	13,200	96,756

		3,187,831

Health Care Providers & Services - 3.79%
Almost Family, Inc.*	27,600	1,233,996
Amedisys, Inc.*	73,710	1,973,954
Amsurg Corp.*	31,100	1,913,272
Cross Country Healthcare, Inc.*	30,000	355,800
Five Star Quality Care, Inc.*	76,400	339,216
Healthways, Inc.*	24,500	482,650
InfuSystems Holdings, Inc.*	10,178	27,582
Kindred Healthcare, Inc.	101,700	2,419,443
LHC Group, Inc.*	16,500	544,995
Magellan Health, Inc.*	27,125	1,920,992
Molina Healthcare, Inc.*	28,600	1,924,494
National Healthcare Corp.	8,920	568,293
PharMerica Corp.*	74,800	2,108,612
Premier, Inc., Class A*	13,000	488,540
Skystar Bio-Pharmaceutical Co., Ltd.*+	24,300	95,013
Triple-S Management Corp., Class B*	14,000	278,320

		16,675,172

Hotels, Restaurants & Leisure - 3.41%
Ambassadors Group, Inc.*+	200	506
Boyd Gaming Corp.*	70,900	1,006,780
Century Casinos, Inc.*	20,300	110,635
Flanigan’s Enterprises, Inc.+	2,500	78,800
Frisch’s Restaurants, Inc.	15,473	420,092
Full House Resorts, Inc.*	31,300	47,263
International Speedway Corp., Class A	75,760	2,470,534
Isle of Capri Casinos, Inc.*	100,150	1,407,108
Lakes Entertainment, Inc.*	16,950	145,262
Life Time Fitness, Inc.*	5,900	418,664
Luby’s, Inc.*	84,800	440,112
Marcus Corp. (The)	86,054	1,832,090

16	Quarterly Report | March 31, 2015 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort, Inc.*	38,900	$744,546
Penn National Gaming, Inc.*	125,500	1,965,330
Red Lion Hotels Corp.*	64,895	432,850
Ruby Tuesday, Inc.*	232,200	1,395,522
Speedway Motorsports, Inc.	92,863	2,112,633

		15,028,727

Household Durables - 1.30%
Bassett Furniture Industries, Inc.	52,959	1,510,391
CSS Industries, Inc.	40,558	1,222,824
Emerson Radio Corp.	52,600	68,906
Hooker Furniture Corp.	15,000	285,750
Lifetime Brands, Inc.	24,999	381,985
NACCO Industries, Inc., Class A	11,450	606,736
P&F Industries, Inc., Class A*+	492	3,336
William Lyon Homes, Class A*	15,000	387,300
ZAGG, Inc.*	144,000	1,248,480

		5,715,708

Household Products - 0.66%
Central Garden & Pet Co., Class A*	221,400	2,351,268
HRG Group, Inc.*	45,800	571,584

		2,922,852

Insurance - 8.89%
Ambac Financial Group, Inc.*	56,000	1,355,200
American Equity Investment Life Holding Co.	78,550	2,288,161
American Independence Corp.*+	16,900	178,295
AMERISAFE, Inc.	56,500	2,613,125
Argo Group International Holdings, Ltd.	9,187	460,728
Baldwin & Lyons, Inc., Class B	19,700	462,162
Citizens, Inc.*+	14,800	91,168
Donegal Group, Inc., Class A	57,100	897,612
EMC Insurance Group, Inc.	17,350	586,430
Employers Holdings, Inc.	30,000	809,700
FBL Financial Group, Inc., Class A	36,166	2,242,654
Federated National Holding Co.	38,012	1,163,167
Fidelity & Guaranty Life	45,000	954,000

Industry Company	Shares	Value

Insurance (continued)
First Acceptance Corp.*+	145,000	$350,900
Hallmark Financial Services, Inc.*	50,158	531,675
Hilltop Holdings, Inc.*	14,100	274,104
Horace Mann Educators Corp.	74,950	2,563,290
Independence Holding Co.	14,950	203,170
Infinity Property & Casualty Corp.	9,200	754,860
Investors Title Co.	1,000	74,020
Kansas City Life Insurance Co.	3,500	160,755
Kingstone Cos., Inc.	4,000	30,120
Maiden Holdings, Ltd.	167,450	2,483,283
Montpelier Re Holdings, Ltd.	43,950	1,689,438
National Interstate Corp.	16,000	449,280
National Western Life Insurance Co., Class A	5,350	1,360,505
Navigators Group, Inc. (The)*	37,650	2,930,676
OneBeacon Insurance Group, Ltd., Class A	15,000	228,150
Safety Insurance Group, Inc.	16,000	956,000
Selective Insurance Group, Inc.	50,100	1,455,405
State Auto Financial Corp.	15,000	364,350
Stewart Information Services Corp.	45,950	1,867,408
Third Point Reinsurance, Ltd.*	45,500	643,825
United Fire Group, Inc.	60,900	1,934,793
United Insurance Holdings Corp.	53,400	1,201,500
Universal Insurance Holdings, Inc.	98,641	2,524,223

		39,134,132

Internet & Catalog Retail - 0.21%
CafePress, Inc.*+	30,000	116,700
FTD Cos., Inc.*	27,160	813,170

		929,870

Internet Software & Services - 0.63%
Autobytel, Inc.*	10,600	156,562
Blucora, Inc.*	17,597	240,375
Demand Media, Inc.*	15,000	85,800
Local Corp.*	2,000	920
Marchex, Inc., Class B	88,000	359,040
Monster Worldwide, Inc.*	185,000	1,172,900
QuinStreet, Inc.*	9,500	56,525
United Online, Inc.*	42,399	675,416

www.bridgeway.com	17

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Internet Software & Services (continued)
Unwired Planet, Inc.*	10,000	$5,718

		2,753,256

IT Services - 2.17%
CACI International, Inc.,
Class A*	28,951	2,603,274
CIBER, Inc.*	157,501	648,904
Edgewater Technology, Inc.*	11,710	80,096
Engility Holdings, Inc.	45,650	1,371,326
Global Cash Access Holdings, Inc.*	60,000	457,200
ManTech International Corp., Class A	78,882	2,677,255
ModusLink Global Solutions, Inc.*	55,300	212,905
NCI, Inc., Class A	60,700	608,214
Newtek Business Services Corp.	2,400	39,672
Sykes Enterprises, Inc.*	33,550	833,718

		9,532,564

Leisure Equipment & Products - 0.22%
Johnson Outdoors, Inc., Class A	26,250	869,138
Summer Infant, Inc.*	43,200	116,640

		985,778

Life Sciences Tools & Services - 0.13%
Albany Molecular Research, Inc.*+	32,728	576,013

Machinery - 1.66%
Ampco-Pittsburgh Corp.	17,905	312,621
Briggs & Stratton Corp.	89,450	1,837,303
Chicago Rivet & Machine Co.+	1,000	31,190
Cleantech Solutions International, Inc.*+	12,000	36,720
Dynamic Materials Corp.	20,100	256,677
Eastern Co. (The)	20,104	403,286
FreightCar America, Inc.	15,000	471,450
Hardinge, Inc.+	71,200	825,920
Hurco Companies, Inc.	3,765	123,981
Hyster-Yale Materials Handling, Inc.	2,700	197,883
Kadant, Inc.	5,000	263,050
L.B. Foster Co., Class A	31,900	1,514,612
L.S. Starrett Co., Class A (The)	22,700	431,300
MFRI, Inc.*	31,200	195,000

Industry Company	Shares	Value

Machinery (continued)
Supreme Industries, Inc., Class A+	30,450	$238,424
THT Heat Transfer Technology, Inc.*	15,000	14,852
Titan International, Inc.+	17,000	159,120
WSI Industries, Inc.+	1,000	5,920

		7,319,309

Marine - 0.07%
International Shipholding Corp.+	18,250	221,008
Rand Logistics, Inc.*	6,600	21,450
Ultrapetrol Bahamas, Ltd.*	39,900	57,855

		300,313

Media - 1.88%
Ballantyne Strong, Inc.*	27,939	126,564
CTC Media, Inc.	3,200	12,672
Entercom Communications Corp., Class A*	35,600	432,540
Eros International PLC*	19,300	337,171
Global Sources, Ltd.*+	5,000	29,300
Harte-Hanks, Inc.	67,500	526,500
Journal Communications, Inc., Class A*	75,300	1,115,946
McClatchy Co. (The), Class A*	325,025	598,046
Radio One, Inc., Class D*+	120,450	370,986
Reading International, Inc., Class A*	70,400	946,880
Salem Media Group, Inc.	106,300	654,808
Scholastic Corp.	75,950	3,109,393

		8,260,806

Metals & Mining - 2.05%
Century Aluminum Co.*	93,000	1,283,400
Handy & Harman, Ltd.*	200	8,212
Hecla Mining Co.+	299,000	891,020
Kaiser Aluminum Corp.	26,700	2,052,963
Materion Corp.	34,500	1,325,835
Noranda Aluminum Holding Corp.	70,000	207,900
Olympic Steel, Inc.	18,000	242,280
Schnitzer Steel Industries, Inc., Class A+	131,700	2,088,762
Synalloy Corp.	7,000	101,920
Thompson Creek Metals Co., Inc.*	287,500	379,500

18	Quarterly Report | March 31, 2015 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Metals & Mining (continued)
Universal Stainless & Alloy Products, Inc.*	16,200	$424,764

		9,006,556

Multiline Retail - 0.06%
Fred’s, Inc., Class A	16,250	277,712

Oil, Gas & Consumable Fuels - 6.30%
Abraxas Petroleum Corp.*	267,800	870,350
Adams Resources & Energy, Inc.	8,600	578,006
Alon USA Energy, Inc.	115,000	1,905,550
Bill Barrett Corp.*	69,700	578,510
Bonanza Creek Energy, Inc.*	63,500	1,565,910
Callon Petroleum Co.*	56,300	420,561
Carrizo Oil & Gas, Inc.*	32,500	1,613,625
Clayton Williams Energy, Inc.*+	13,100	663,253
Cloud Peak Energy, Inc.*	51,450	299,439
Comstock Resources, Inc.+	48,200	172,074
Contango Oil & Gas Co.*	23,000	506,000
DHT Holdings, Inc.	39,000	272,220
Earthstone Energy, Inc.*	4,000	94,200
Escalera Resources Co.*	12,050	4,218
GasLog, Ltd.+	34,500	669,990
Gastar Exploration, Inc.*	70,000	183,400
Gran Tierra Energy, Inc.*	60,200	164,346
Green Brick Partners, Inc.*	20,900	172,948
Green Plains, Inc.	96,450	2,753,648
Halcon Resources Corp.*+	100,000	154,000
Hallador Energy Co.	71,600	837,004
Knightsbridge Shipping, Ltd.+	31,000	155,000
LinnCo LLC+	35,000	334,950
Matador Resources Co.*+	59,500	1,304,240
Mexco Energy Corp.*	6,000	34,260
Midstates Petroleum Co., Inc.*+	46,200	39,270
New Concept Energy, Inc.*+	3,600	7,524
Northern Oil and Gas, Inc.*+	95,400	735,534
Pacific Ethanol, Inc.*+	109,900	1,185,821
PDC Energy, Inc.*	13,100	707,924
Penn Virginia Corp.*+	65,700	425,736
PetroQuest Energy, Inc.*	104,250	239,775
Renewable Energy Group, Inc.*	140,053	1,291,289
REX American Resources Corp.*	39,350	2,392,874
Sanchez Energy Corp.*+	34,000	442,340
Ship Finance International, Ltd.	54,900	812,520

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Stone Energy Corp.*	64,600	$948,328
Swift Energy Co.*+	10,000	21,600
TransAtlantic Petroleum, Ltd.*+	10,000	53,400
Triangle Petroleum Corp.*+	150,000	754,500
U.S. Energy Corp. - Wyoming*	110,300	124,639
VAALCO Energy, Inc.*	280,500	687,225
W&T Offshore, Inc.+	64,700	330,617
Warren Resources, Inc.*	264,800	235,672

		27,744,290

Paper & Forest Products - 1.02%
Mercer International, Inc.*+	64,950	997,632
Orient Paper, Inc.*	200	372
PH Glatfelter Co.	40,000	1,101,200
Resolute Forest Products, Inc.*	139,700	2,409,825

		4,509,029

Personal Products - 0.22%
Mannatech, Inc.*+	25,700	476,735
Natural Alternatives International, Inc.*+	6,000	32,880
Nutraceutical International Corp.*	23,250	458,025

		967,640

Professional Services - 2.58%
CDI Corp.	87,389	1,227,815
CRA International, Inc.*	49,800	1,549,776
FTI Consulting, Inc.*	36,500	1,367,290
Heidrick & Struggles International, Inc.	55,440	1,362,715
Hill International, Inc.*	100,300	360,077
Kelly Services, Inc., Class A	6,000	104,640
Navigant Consulting, Inc.*	170,900	2,214,864
RPX Corp.*	130,596	1,879,276
VSE Corp.	15,830	1,296,160

		11,362,613

Real Estate Management & Development - 0.18%
Forestar Group, Inc.*	18,000	283,860
RE/MAX Holdings, Inc., Class A	6,500	215,865
St. Joe Co. (The)*+	15,000	278,400

		778,125

Road & Rail - 1.39%
ArcBest Corp.	40,400	1,530,756

www.bridgeway.com	19

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Road & Rail (continued)
Celadon Group, Inc.	4,400	$119,768
Covenant Transportation Group, Inc., Class A*	42,550	1,410,958
Marten Transport, Ltd.	37,966	880,811
P.A.M. Transportation Services, Inc.*	27,527	1,576,471
USA Truck, Inc.*	21,435	593,535

		6,112,299

Semiconductors & Semiconductor Equipment - 3.01%
Advanced Energy Industries, Inc.*	23,000	590,180
Alpha & Omega Semiconductor, Ltd.*	11,905	106,074
Amkor Technology, Inc.*	165,200	1,459,542
AXT, Inc.*	25,000	67,250
Brooks Automation, Inc.	60,000	697,800
Cirrus Logic, Inc.*	30,500	1,014,430
Diodes, Inc.*	17,200	491,232
Fairchild Semiconductor International, Inc.*	52,400	952,632
GigOptix, Inc.*	65,000	78,650
Integrated Silicon Solution, Inc.	26,800	479,452
inTEST Corp.*	54,500	222,905
IXYS Corp.	39,000	480,480
Kulicke & Soffa Industries, Inc.*	100,300	1,567,689
OmniVision Technologies, Inc.*	81,800	2,157,066
Pericom Semiconductor Corp.	41,500	642,005
Photronics, Inc.*	171,470	1,457,495
Rudolph Technologies, Inc.*	31,100	342,722
Sigma Designs, Inc.*	3,800	30,514
Ultra Clean Holdings, Inc.*	57,000	407,550

		13,245,668

Software - 0.54%
Ebix, Inc.+	40,000	1,215,200
Epiq Systems, Inc.	30,000	537,900
GSE Systems, Inc.*	22,500	33,750
Mind CTI, Ltd.	25,000	79,750
Net 1 UEPS Technologies, Inc.*	15,700	214,776
NetSol Technologies, Inc.*+	11,680	67,861
TeleCommunication Systems, Inc., Class A*	57,900	221,757

		2,370,994

Specialty Retail - 2.54%
Barnes & Noble, Inc.*	80,000	1,900,000

Industry Company	Shares	Value

Specialty Retail (continued)
Big 5 Sporting Goods Corp.	2,200	$29,194
Children’s Place, Inc. (The)	14,500	930,755
Citi Trends, Inc.*	51,150	1,381,050
hhgregg, Inc.*+	20,000	122,600
Pep Boys-Manny, Moe & Jack (The)*	50,500	485,810
Shoe Carnival, Inc.	20,000	588,800
Sonic Automotive, Inc., Class A	20,000	498,000
Stage Stores, Inc.	42,500	974,100
Systemax, Inc.*	41,456	506,592
Trans World Entertainment Corp.*	30,000	111,000
TravelCenters of America LLC*	197,050	3,436,552
West Marine, Inc.*	22,679	210,234

		11,174,687

Textiles, Apparel & Luxury Goods - 1.24%
Delta Apparel, Inc.*+	13,200	162,360
Ever-Glory International Group, Inc.*	20,000	114,800
Iconix Brand Group, Inc.*	12,000	404,040
Perry Ellis International, Inc.*	120,184	2,783,461
Rocky Brands, Inc.	19,550	422,280
Unifi, Inc.*	43,600	1,573,524

		5,460,465

Thrifts & Mortgage Finance - 3.50%
Astoria Financial Corp.	120,900	1,565,655
Bank Mutual Corp.	121,800	891,576
Berkshire Hills Bancorp, Inc.	17,200	476,440
Brookline Bancorp, Inc.	30,000	301,500
Cape Bancorp, Inc.	26,100	249,516
Chicopee Bancorp, Inc.	12,500	211,000
Dime Community Bancshares, Inc.	15,000	241,500
ESSA Bancorp, Inc.	35,000	448,700
Federal Agricultural Mortgage Corp., Class C	16,500	465,135
First Defiance Financial Corp.	20,750	681,015
First Financial Northwest, Inc.	26,400	326,040
Flagstar Bancorp, Inc.*	59,500	863,345
Fox Chase Bancorp, Inc.	10,500	176,715
Hampden Bancorp, Inc.	17,000	376,210
Heritage Financial Group, Inc.	12,200	332,206
Hingham Institution for Savings+	1,143	113,157
Home Bancorp, Inc.	15,597	331,748

20	Quarterly Report | March 31, 2015 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2015 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Home Loan Servicing Solutions, Ltd.+	20,000	$330,800
HomeStreet, Inc.*	17,766	325,473
HopFed Bancorp, Inc.	23,500	302,445
Laporte Bancorp, Inc.+	11,000	147,180
Meta Financial Group, Inc.	11,500	456,895
New Hampshire Thrift Bancshares, Inc.+	2,000	31,200
Northwest Bancshares, Inc.	20,000	237,000
Ocean Shore Holding Co.	14,800	218,004
OceanFirst Financial Corp.	50,488	871,928
Oritani Financial Corp.	50,000	727,500
Provident Financial Holdings, Inc.	26,600	425,334
Provident Financial Services, Inc.	67,400	1,257,010
Pulaski Financial Corp.	800	9,896
Riverview Bancorp, Inc.*	72,478	329,775
Security National Financial Corp., Class A*	13,020	69,397
SI Financial Group, Inc.	21,000	254,940
Territorial Bancorp, Inc.	21,900	520,344
Timberland Bancorp, Inc.	7,000	75,950
United Community Bancorp	10,000	126,500
United Community Financial Corp.	39,163	213,830
Westfield Financial, Inc.	53,000	409,690

		15,392,549

Trading Companies & Distributors - 2.45%
Aircastle, Ltd.	135,600	3,045,576
CAI International, Inc.*	81,000	1,990,170
General Finance Corp.*	158,064	1,275,576
Rush Enterprises, Inc., Class A*	73,600	2,013,696
TAL International Group, Inc.	37,199	1,515,115
Willis Lease Finance Corp.*	50,950	946,651

		10,786,784

Wireless Telecommunication Services - 0.35%
Spok Holdings, Inc.	81,100	1,554,687

TOTAL COMMON STOCKS - 99.96%		440,048,088

(Cost $353,668,335)

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc., expiring 10/15/21*	8,501	7,821

TOTAL WARRANTS - 0.00%		7,821

(Cost $70,770)

Rate^		Shares	Value

MONEY MARKET FUND - 0.17%
Dreyfus Cash Management Fund	0.03%	740,759	$740,759

TOTAL MONEY MARKET FUND - 0.17%			740,759

(Cost $740,759)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.78%
Dreyfus Cash Management Fund**	0.03%	16,646,777	16,646,777

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.78%			16,646,777

(Cost $16,646,777)

TOTAL INVESTMENTS - 103.91%			$457,443,445
(Cost $371,126,641)
Liabilities in Excess of Other Assets - (3.91%)			(17,219,517)

NET ASSETS - 100.00%			$440,223,928

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2015.
^	Rate disclosed as of March 31, 2015.
+	This security or a portion of the security is out on loan as of March 31, 2015. Total loaned securities had a value of $16,009,781 as of March 31, 2015.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2015 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$440,048,088	$—	$ —	$440,048,088
Warrants	7,821	—	—	7,821
Money Market Fund	—	740,759	—	740,759
Investments Purchased with Cash Proceeds from Securities Lending	—	16,646,777	—	16,646,777

TOTAL	$440,055,909	$17,387,536	$ —	$457,443,445

See Notes to Schedule of Investments.

www.bridgeway.com	21

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 11 investment funds as of March 31, 2015 (each is referred to as a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of March 31, 2015, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

22	Quarterly Report | March 31, 2015 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Dreyfus Cash Management Fund, which is held by the Funds, invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2015 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that hold Level 3 securities.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

www.bridgewayomni.com	23

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2015 (Unaudited)

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at March 31, 2015, were as follows:

	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value
Gross appreciation (excess of value over tax cost)	$109,050,045	$105,681,552
Gross depreciation (excess of tax cost over value)	(21,043,578)	(19,383,548)

Net unrealized appreciation	$ 88,006,467	$ 86,298,004

Cost of investments for income tax purposes	$396,346,225	$371,145,441

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals and basis adjustments on passive foreign investment companies (PFICs) and business development companies.

24	Quarterly Report | March 31, 2015 (Unaudited)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date	May 27, 2015

By (Signature and Title)*	/s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer
(principal financial officer)

Date	May 27, 2015

*	Print the name and title of each signing officer under his or her signature.